Filed electronically with the Securities and Exchange
                        Commission on February 28, 1996

                                                           File No.  33-5724
                                                           File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.  _______
        Post-Effective Amendment No.    26
                                     -------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Amendment No.   29
                      ------

                            Scudder Global Fund, Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           ---------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
               --------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

               immediately upon filing pursuant to paragraph (b)
     -----

      X        on March 1, 1996 pursuant to paragraph (b)
     -----

               60 days after filing pursuant to paragraph (a)(1)
     -----

               on ___________ pursuant to paragraph (a)(1)
     -----

               75 days after filing pursuant to paragraph (a)(2)
     -----

               on                       pursuant to paragraph (a)(2) of Rule 485
     -----        ---------------------

If appropriate, check the following:

     ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on December 27, 1995.

                         SCUDDER GLOBAL FUND, INC.

     Calculation of Registration Fee under the Securities Act of 1933


                                     Proposed       Proposed
     Title of                         Maximum        Maximum
    Securities         Amount        Offering       Aggregate      Amount of
      Being             Being        Price Per      Offering     Registration
    Registered       Registered      Share (1)     Price (1,2)      Fee (2)
    ----------       ----------     ----------     ----------     ----------
Shares of Capital
Stock, $.01
par value
Scudder Global
  Bond Fund          18,063,494       $10.38        $290,000        $100.00
Scudder Global
  Small Company
  Fund                1,203,569       $17.98        $290,000        $100.00
                                                                    -------
                                                                    $200.00


This Post-Effective Amendment No. 26 seeks to register 18,063,494 and 1,203,569 additional shares of Scudder Global Bond Fund and Scudder Global Small Company Fund, respectively, under the Securities Act of 1933.

(1) Computed under Rule 457(d) on the basis of the net asset value per share of registrant's shares of capital stock at the close of business on February 15, 1996. The above calculation shall not be deemed a representation as to the actual offering price.

(2) Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                                                             Scudder Global
                                            Scudder Global    Small Company
                                               Bond Fund          Fund

(a)  Total number of shares redeemed           25,115,052          5,944,820
     during previous fiscal year

(b)  Total number of shares included in           -0-              -0-
     (a) previously used under Rule 24e-2
     this fiscal year

(c)  Total number of shares included in         7,079,496        4,757,380
     (a) previously used under Rule
     24f-2(c) this fiscal year

(d)  Total number of shares included in        18,035,556        1,187,440
     (a) being used to reduce maximum
     aggregate offering price in this
     Post-Effective Amendment


                                           SCUDDER GLOBAL FUND, INC.
                                              SCUDDER GLOBAL FUND
                                             CROSS-REFERENCE SHEET

                                          Items Required by Form N-1A
                                          ---------------------------

PART A

      Item No.       Item Caption                     Prospectus Caption
      --------       ------------                     ------------------
        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       RISKS OF GLOBAL INVESTING
                                                      WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser and Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                     Securities                       DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 1

                                              SCUDDER GLOBAL FUND
                                                  (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS


       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES AND EXCHANGES
                    Pricing of Securities Being        REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 2


                                           SCUDDER GLOBAL FUND, INC.
                                        SCUDDER INTERNATIONAL BOND FUND

                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       INTERNATIONAL BOND INVESTING
                                                      WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      INVESTMENTS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser and Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                     Securities                       DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 3



                                        SCUDDER INTERNATIONAL BOND FUND
                                                  (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 4



                                           SCUDDER GLOBAL FUND, INC.
                                           SCUDDER GLOBAL BOND FUND
                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      INVESTMENTS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 5



                                           SCUDDER GLOBAL FUND, INC.
                                           SCUDDER GLOBAL BOND FUND
                                                  (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 6


                                           SCUDDER GLOBAL FUND, INC.
                                       SCUDDER GLOBAL SMALL COMPANY FUND

                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      SHAREHOLDER BENEFITS--SAILTM - Scudder Automated Information
                                                           Line, Dividend Reinvestment Plan, T.D.D. service for the
                                                           hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 7


                                           SCUDDER GLOBAL FUND, INC.
                                       SCUDDER GLOBAL SMALL COMPANY FUND
                                                  (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 8


                                           SCUDDER GLOBAL FUND, INC.
                                     SCUDDER EMERGING MARKETS INCOME FUND

                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion          NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      SHAREHOLDER BENEFITS--Toll-Free Telephone Service and
                                                           Information, Dividend reinvestment plan
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 9


                                           SCUDDER GLOBAL FUND, INC.
                                     SCUDDER EMERGING MARKETS INCOME FUND
                                                  (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference-Page 10

This prospectus sets forth concisely the information about Scudder Global Bond Fund, a series of Scudder Global Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Global Bond
Fund

Prospectus
March 1, 1996

A pure no-load(TM) (no sales charges) mutual fund series which seeks total return with an emphasis on current income by investing principally in high-grade bonds denominated in foreign currencies and the U.S. dollar. Capital appreciation is a secondary objective.

Expense information

How to compare a Scudder pure no-load(TM) fund
This information is designed to help you understand the various costs and expenses of investing in Scudder Global Bond Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)              NONE
     Commissions to reinvest dividends                              NONE
     Redemption fees                                                NONE*
     Fees to exchange shares                                        NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributed its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.


     Investment management fee (after waiver)                       0.55%**
     12b-1 fees                                                     NONE
     Other expenses                                                 0.45%
                                                                    -----
     Total Fund operating expenses                                  1.00%**
                                                                    =====


Example
Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


     1 Year      3 Years           5 Years            10 Years
     ------      -------           -------            --------
       $10         $32               $55                $122


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction Information--Redeeming Shares."


** Until February 28, 1997, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.00% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee 0.75%, other expenses 0.45%, and total operating expenses 1.20% for the fiscal year ended October 31, 1995. To the extent that expenses fall below 1.00% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.00%. On December 27, 1995, the Fund adopted its present name and objectives. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Expense information for the period ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                                  FOR THE PERIOD
                                                                                                                  MARCH 1, 1991
                                                                                                                  (COMMENCEMENT
                                                                               YEARS ENDED OCTOBER 31,            OF OPERATIONS)
                                                                     ------------------------------------------   TO OCTOBER 31,
                                                                      1995        1994        1993        1992        1991
                                                                     ------------------------------------------  ---------------
Net asset value, beginning of period . . . . . . . . . . . . . .     $10.78      $11.68      $11.84      $12.01      $12.00
                                                                     ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income (a) . . . . . . . . . . . . . . . . . .        .80         .87         .95        1.08         .76
   Net realized and unrealized gain (loss) on
    investment transactions. . . . . . . . . . . . . . . . . . .       (.25)       (.90)       (.14)       (.17)        .01
                                                                     ------      ------      ------      ------      ------
Total from investment operations . . . . . . . . . . . . . . . .        .55        (.03)        .81         .91         .77
                                                                     ------      ------      ------      ------      ------
Less distributions from:
   Net investment income . . . . . . . . . . . . . . . . . . . .       (.36)       (.02)       (.95)      (1.08)       (.76)
   Net realized gains on investments . . . . . . . . . . . . . .         --          --        (.02)         --          --
   Tax return of capital . . . . . . . . . . . . . . . . . . . .       (.44)       (.85)         --          --          --
                                                                     ------      ------      ------      ------      ------
Total distributions. . . . . . . . . . . . . . . . . . . . . . .       (.80)       (.87)       (.97)      (1.08)       (.76)
                                                                     ------      ------      ------      ------      ------
Net asset value, end of period . . . . . . . . . . . . . . . . .     $10.53      $10.78      $11.68      $11.84      $12.01
                                                                     ------      ------      ------      ------      ------
                                                                     ------      ------      ------      ------      ------
TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . .       5.43        (.25)       7.14        7.83        6.65**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . . . . . . .        357         560       1,041       1,369         205
Ratio of operating expenses, net to average daily
   net assets (%) (a). . . . . . . . . . . . . . . . . . . . . .       1.00        1.00        1.00        1.00        1.00*
Ratio of net investment income to average daily
   net assets (%). . . . . . . . . . . . . . . . . . . . . . . .       7.73        7.76        8.10        8.94        9.97*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . .      182.8       272.4       259.8       274.2        26.1*
(a) Reflects a per share amount of management fee not
     imposed by the Adviser. . . . . . . . . . . . . . . . . . .      $ .02       $ .02       $ .01       $ .03       $ .06
    Operating expense ratio including management fee
     and other expenses not imposed (%). . . . . . . . . . . . .       1.20        1.15        1.11        1.23        1.89*

 * Annualized
**  Not annualized


On December 27, 1995, the Fund adopted its present name and objectives. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the period ended October 31, 1995 should not be considered representative of the Fund under its current objectives.

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.
                                                                /s/Daniel Pierce

Scudder Global Bond Fund

Investment objectives

- total return, with an emphasis on current income by investing principally in high-grade bonds denominated in foreign currencies and the U.S. dollar

-    capital appreciation is a secondary objective

Investment characteristics

- easy access to worldwide interest rate and currency cycles through a portfolio of debt securities denominated in foreign currencies and the U.S. dollar

Contents


Investment objectives and policies                     5
Investments                                            5
Global bond investing                                  6
Why invest in the Fund?                                7
International investment experience                    7
Special risk considerations                            7
Additional information about policies
   and investments                                     8
Distribution and performance information              13
Purchases                                             14
Exchanges and redemptions                             15
Fund organization                                     16
Transaction information                               17
Shareholder benefits                                  21
Directors and Officers                                24
Investment products and services                      25
How to contact Scudder                                26

Investment objectives and policies

Scudder Global Bond Fund (the "Fund"), a non-diversified series of Scudder Global Fund, Inc., provides investors with a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies and the U.S. dollar. The Fund's objective is to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objectives. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investments

To achieve its objectives, the Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk.

At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"). These securities are rated AAA, AA or A by Standard & Poor's ("S&P") or Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's").


The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. The Fund will not invest in any securities rated B or lower. (See "Risk Factors.")


The Fund's investments may include:

- Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

- Debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions

- Debt securities issued or guaranteed by supranational organizations (e.g., European Investment Bank, Inter-American Development Bank or the World
     Bank)

-    Corporate debt securities

-    Bank or bank holding company debt securities

-    Other debt securities, including those convertible into common stock

The Fund may invest in zero coupon securities, mortgage and asset-backed securities and may engage in strategic transactions. The Fund may purchase securities which are not publicly offered. If such securities are purchased, they may be subject to restrictions which may make them illiquid. Please see "Additional information about policies and investments--Investment restrictions."

The Fund intends to select its investments from a number of country and market sectors. It may invest substantially in the issuers of one or more countries and will have investments in debt securities of issuers from a minimum of three different countries.


Under normal market conditions, the Fund will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. For temporary defensive or emergency purposes, however, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized.


Global bond investing

Opening of foreign markets

In recent years, opportunities for investment in global bond markets have become more significant. Foreign currency-denominated bond markets have grown faster than the U.S. dollar-denominated bond market in terms of U.S. dollar market value and now represent more than half of the value of the world's developed bond markets. Participants in these markets have grown in number thereby providing better liquidity. Finally, a number of global bond markets have reduced barriers to entry to foreign investors by deregulation and by reducing their withholding taxes.

Globalization of capital flows

Simultaneous with the opening of foreign markets, barriers to global capital flows have been reduced or eliminated, freeing investment funds to seek the highest expected returns. Thus, market conditions in one economy influence market conditions elsewhere, through the channel of global capital flows. The Fund provides a convenient vehicle to participate in global bond markets, some of which may outperform U.S. dollar-denominated bond markets in U.S. dollar terms during certain periods of time.

Global participation


Although the Fund is non-diversified under the Investment Company Act of 1940 as amended (the "1940 Act"), investing in the Fund can provide global diversity to an investor's existing portfolio of U.S. dollar-denominated bonds ("U.S. bonds"), thereby potentially reducing volatility or risk over time. Historically, returns of global bond markets have often diverged from returns generated by U.S. bond markets. These divergences stem not only from fluctuating exchange rates, but also from foreign interest rates not always moving in the same direction or having the same magnitude as interest rates in the U.S. Investment in the Fund may provide the global bond portion of an investor's diversification program.


Investment opportunity

A global income portfolio composed of both international and U.S. bonds is able to take advantage of a far wider range of investment opportunities than one that is restricted to U.S. dollar securities and may, at times, provide higher investment returns. For example, global bonds may provide higher current income than U.S. bonds and/or the local price of global bonds can appreciate more than U.S. bonds. Fluctuations in foreign currencies relative to the U.S. dollar can potentially benefit investment returns. Of course, in each case, at any time the opposite may also be true.

Why invest in the Fund?

Scudder Global Bond Fund is designed for investors seeking total return with an emphasis on current income from a portfolio of high-grade bonds denominated in foreign currencies and the U.S. dollar. The Fund is appropriate for investors who can accept the various risks associated with investing in global bonds.

The Fund provides an easy, efficient and relatively low cost way of investing in global bonds. Direct investment in global securities is usually impractical for most individual and smaller institutional investors. Investors often find it difficult to purchase and sell global bonds, to obtain current information about foreign entities, to hold securities in safekeeping and to convert the value of their investment from foreign currencies into U.S. dollars. The Fund manages these concerns for the investor. With a single investment in the Fund, a shareholder can benefit from the potential income and capital protection and appreciation associated with a professionally managed portfolio of high-grade global bonds. The Adviser has extensive experience investing in global markets and handling trading, custody and currency transactions around the world.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

International investment experience

The Adviser has been a leader in international investment management and trading for over 40 years. Its investment company clients include Scudder International Fund, Inc., which was incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder Global Fund and Scudder Global Small Company Fund, which invest worldwide, The Japan Fund, Inc., which invests in Japanese issuers, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in Pacific Basin issuers, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets and Scudder Greater Europe Growth Fund, which invests in equity securities of European companies. The Adviser also manages the assets of eight closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc. and Scudder World Income Opportunities Fund, Inc.

Special risk considerations

The Fund is intended for investors who can accept the risks associated with investing in global bonds. Because of the Fund's long-term investment objectives, investors should not rely on an investment in the Fund for their short-term financial needs and should not view the Fund as a vehicle for playing short-term swings in the global bond and foreign exchange markets. Shares of the Fund alone should not be regarded as a complete investment program. Also, investors should be aware that investing in global bonds may involve a higher degree of risk than investing only in U.S. bonds.

Special risk considerations
(cont'd)

Investments in foreign securities involve special considerations due to more limited information, higher transaction costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, less government supervision and regulation of securities exchanges, brokers and listed companies, and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund will incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Since the Fund's investments are primarily denominated in foreign currencies, exchange rates are likely to have a significant impact on total Fund performance. For example, a fall in the U.S. dollar's value relative to the Japanese yen will increase the U.S. dollar value of a Japanese bond held in the portfolio, even though the price of that bond in yen terms remains unchanged. Conversely, if the U.S. dollar rises in value relative to the yen, the U.S. dollar value of a Japanese bond will fall. Investors should be aware that exchange rate movements can be significant and endure for long periods of time.

The Adviser attempts to manage exchange rate and interest rate risks through active portfolio management. The Adviser's techniques include management of currency, bond market and maturity exposure and security selection which will vary based on available yields and the Adviser's outlook for the interest rate cycle in various countries and changes in foreign currency exchange rates. In any of the markets in which the Fund invests, longer maturity bonds tend to fluctuate more in price as interest rates change than shorter-term instruments--again providing both opportunity and risk.

Total return from investment in the Fund will consist of income after expenses, bond price gains (or losses) in terms of the local currency and currency gains (or losses). For tax purposes, realized gains and losses on currency are regarded as ordinary income and loss and could, under certain circumstances, have an impact on distributions. The value of the Fund's portfolio will fluctuate in response to various economic factors, the most important of which are fluctuations in foreign currency exchange rates and interest rates. Please see "Additional information about policies and investments--Risk factors."

Additional information about policies and investments
Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets in securities which are not readily marketable, in restricted securities, or in repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained under "The Fund's Investment Objectives and Policies" in the Fund's Statement of Additional Information.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.


The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.


When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Short-term investments

To protect against adverse movements of interest rates and for liquidity, the Fund may also purchase short-term obligations denominated in U.S. and foreign currencies such as, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Dollar roll transactions

The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, the Fund is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consists of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities.

Portfolio turnover

Economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate for the Fund. A higher rate involves greater transaction costs to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Under normal investment conditions, the Fund's portfolio turnover rate is expected to exceed 200%.

Mortgage and other asset-backed securities

The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. In addition, the Fund may invest in mortgage-backed securities issued by other issuers, such as the Federal National Mortgage Association (FNMA), which are not guaranteed by the U.S. Government. Moreover, the Fund may invest in debt securities which are secured with collateral consisting of mortgage- backed securities and in other types of mortgage-related securities.

The Fund may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans or credit card receivables. In some cases, principal and interest payments are partially guaranteed by a letter of credit from a financial institution.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Bonds. The Fund will invest no more than 15% of its net assets in debt securities rated below investment-grade or in unrated securities of equivalent quality as determined by the Adviser. The Fund will not invest in debt securities rated B or lower. Securities rated below investment- grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for those securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Non-diversified investment company. As a "non-diversified" investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Also, if the seller defaults, the value of such securities may decline before the Fund is able to dispose of them.

Some repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.


Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards and net currency gains, if any, in December to prevent application of a federal excise tax. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to investors as ordinary income. Certain realized gains or losses on the sale or retirement of international bonds held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, must be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution to shareholders. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a nontaxable return of capital distribution. Generally, a shareholder's tax basis in Fund shares will be reduced to the extent that an amount distributed to the shareholder is treated as a return of capital. The Fund may reduce its daily dividend to lessen the effect of these rules. If the Fund's income is increased under the foreign currency taxation rules, the Fund intends to declare additional distributions of such income in December.

(Continued on page 16)



Purchases


Opening             Minimum initial investment: $1,000; IRAs $500
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                  by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:

                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                            Shareholder benefits.

 -----------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate
shares              plan literature.

Make checks         o  By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete Fund name, to
Scudder Funds."                              the appropriate address listed above.

                    o  By Wire               Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number.

                    o  In Person             Visit one of our Funds Centers to make an additional investment in your
                                             Scudder fund account. Funds Center locations are listed under Shareholder benefits.

                    o  By Telephone          Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                    o  By Automatic          You may arrange to make investments on a regular basis through automatic
                       Investment Plan       deductions from your bank checking account. Please call 1-800-225-5163
                       ($50 minimum)         for more information and an enrollment form.



Exchanges and redemptions


Exchanging          Minimum investments: $1,000 to establish a new account; $100 to exchange among existing accounts shares
                    o By Telephone           To speak with a service representative, call 1-800-225-5163 from
                                             8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                             Information Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail                Print or type your instructions and include:
                     or Fax                  -   the name of the Fund and the account number you are exchanging from;
                                             -   your name(s) and address as they appear on your account;
                                             -   the dollar amount or number of shares you wish to exchange;
                                             -   the name of the Fund you are exchanging into; and
                                             -   your signature(s) as it appears on your account and a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming          o By Telephone           To speak with a service representative, call 1-800-225-5163 from
 shares                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                             Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                    o By Mail                Send your instructions for redemption to the appropriate address or fax number
                      or Fax                 above and include:

                                             -   the name of the Fund and account number you are redeeming from;
                                             -   your name(s) and address as they appear on your account;
                                             -   the dollar amount or number of shares you wish to redeem; and
                                             -   your signature(s) as it appears on your account and a daytime telephone number.

                                             A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares following these tables.

                    o By Automatic           You may arrange to receive automatic cash payments periodically. Call
                      Withdrawal             1-800-225-5163 for more information and an enrollment form.
                      Plan


Distribution and performance
information (cont'd)

(Continued from page 13)

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of each year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

The Fund is a non-diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in May 1986.

The Fund changed its objective and its name, from Scudder Short Term Global Income Fund, on December 27, 1995.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Corporation is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

The Adviser receives monthly an investment advisory fee for its services. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed not to impose all or a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets of the Fund until February 28, 1997.

For the fiscal year ended October 31, 1995, under its prior name and investment objective, the Adviser received an investment management fee of 0.55% of the Fund's average daily net assets on an annual basis.


The fee is higher than that charged many bond funds which invest primarily in U.S. debt securities. However, management of the Fund involves analyzing market, credit and currency relationships in a number of economies throughout the world.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc., is located at 345 Park Avenue, New York, New
York.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent


Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Transaction information

Purchasing shares


Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.


By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.


To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the New York Stock Exchange ("the Exchange"), shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.


If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.


To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.


"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.


Processing time


All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.


If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Global Bond Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Adam M. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies in November 1995. Mr. Greshin joined Scudder in 1986 as an international bond analyst and is Product Leader for Scudder's global and international fixed-income investing. Portfolio Manager Margaret D. Hadzima is Chairperson of Scudder's Global Bond Strategy Committee and Director of Global Bond Research and Global Bond Investment. Ms. Hadzima, who joined Scudder in 1973 and the team in 1995, plays an active role in setting the Fund's overall bond strategy.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

- Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

- 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

- Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

- 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

- SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

- Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
     President and Director

Daniel Pierce*
    Vice President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Sheryle J. Bolton
    Director; Consultant

Thomas J. Devine
    Director; Consultant

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Columbia University Graduate School of Business

Adam M. Greshin*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Douglas M. Loudon*
    Vice President

Gerald J. Moran*
    Vice President

M. Isabel Saltzman*
    Vice President

Cornelia M. Small*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Juris Padegs*
    Vice President and Assistant Secretary

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary


*Scudder, Stevens & Clark, Inc.


  Investment products and services


    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
  ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
  ------------------------------------------------------------------------------------------------------------------------

 For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free prospectus.  Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local taxes.  *Not available in all states.  +++A no-load variable annuity contract provided by Charter  National  Life  Insurance  Company and its  affiliate,  offered by Scudder's  insurance  agencies,
 1-800-225-2470.  #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder  Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of
 Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.



How to contact Scudder


Account Service and Information:                                        Please address all correspondence to:

For existing account service         Scudder Investor Relations         The Scudder Funds
and transactions                     1-800-225-5163                     P.O. Box 2291
                                                                        Boston, Massachusetts
                                                                        02107-2291
For personalized information         Scudder Automated
about your Scudder accounts;         Information Line (SAIL)
exchanges and redemptions; or        1-800-343-2890
information on any Scudder fund

Investment Information:                                                 Or Stop by a Scudder Funds Center:

To receive information about         Scudder Investor Relations         Many shareholders enjoy the personal,  one-on-one
the Scudder funds, for               1-800-225-2470                     service  of the  Scudder  Funds  Centers. Check  for a
additional applications and                                             Funds  Center  near   you--they can  be found  in  the
prospectuses, or for                                                    following cities:
investment questions

For establishing 401(k) and          Scudder Defined                    Boca Raton                   New York
403(b) plans                         Contribution Services              Boston                       Portland, OR
                                      1-800-323-6105                    Chicago                      San Diego
                                                                        Cincinnati                   San Francisco
                                                                        Los Angeles                  Scottsdale

For  information  on  Scudder Treasurers   Trust(TM), an                For information on Scudder  Institutional  Funds*, funds
institutional  cash management service for corporations,                designed  to meet the broad  investment  management  and
non-profit   organizations  and  trusts  which  utilizes                service  needs of banks  and other  institutions,  call:
certain  portfolios  of Scudder  Fund,  Inc.*  ($100,000                1-800-854-8525.
minimum), call: 1-800-541-7703.

 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
 Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.


                       Scudder Global Small Company Fund


                                   Prospectus


                                 March 1, 1996





A pure no-load(TM) (no sales charges) mutual fund which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

This prospectus sets forth concisely the information about Scudder Global Small Company Fund, a series of Scudder Global Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Contents--see page 4.

Expense Information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Global Small Company Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                     NONE
     Commissions to reinvest dividends                                     NONE
     Redemption fees                                                       NONE*
     Fees to exchange shares                                               NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                                             1.10%
     12b-1 fees                                                            NONE
     Other expenses                                                        0.59%
                                                                           -----
     Total Fund operating expenses                                         1.69%
                                                                           =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


1 Year          3 Years               5 Years                      10 Years
------          -------               -------                      --------
 $17             $53                    $92                          $200


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction Information--Redeeming Shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                                                    For the Period
                                                                                                                  September 10, 1991
                                                                                                                     (commencement
                                                                                  Years Ended October 31,            of operations)
                                                               --------------------------------------------------    to October  31
                                                                 1995           1994           1993          1992           1991
                                                               --------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . . .          $16.27         $16.14         $12.05         $11.92       $12.00
                                                                ------         ------         ------         ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (a) . . . . . . . . . .            (.03)          (.02)           .04            .07          .01
  Net realized and unrealized gain (loss) on investment
    transactions . . . . . . . . . . . . . . . . . . .            1.38            .48           4.24            .08         (.09)
                                                                ------         ------         ------         ------       ------
Total from investment operations . . . . . . . . . . .            1.35            .46           4.28            .15         (.08)
                                                                ------         ------         ------         ------       ------
LESS DISTRIBUTIONS:
  From net investment income . . . . . . . . . . . . .               -              -           (.07)          (.02)          -
  In excess of net investment income . . . . . . . . .               -           (.18)             -              -            -
  From net realized gains on investment transactions .            (.08)          (.15)          (.12)             -            -
                                                                ------         ------         ------         ------       ------
Total distributions. . . . . . . . . . . . . . . . . .            (.08)          (.33)          (.19)          (.02)           -
                                                                ------         ------         ------         ------       ------
Net asset value, end of period . . . . . . . . . . . .          $17.54         $16.27         $16.14         $12.05       $11.92
                                                                ------         ------         ------         ------       ------
                                                                ------         ------         ------         ------       ------
Total Return (%) . . . . . . . . . . . . . . . . . . .            8.32           2.80          36.04           1.26         (.67)*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . .             255            256            198             55            9
Ratio of operating expenses net, to average daily
  net assets (%) (a) . . . . . . . . . . . . . . . . .            1.69           1.70           1.50           1.50         1.50**
Ratio of net investment income (loss) to average daily
  net assets (%) . . . . . . . . . . . . . . . . . . .            (.12)          (.28)           .53            .78         2.47**
Portfolio turnover rate (%). . . . . . . . . . . . . .            43.7           45.8           54.6           23.4            -
(a) Reflects a per share amount of expenses, exclusive of
     management fees, reimbursed by the Adviser of . .         $     -      $       -        $     -        $     -     $    .06
    Reflects a per share amount of management fee not
     imposed by the Adviser of . . . . . . . . . . . .         $     -      $     .01        $   .04        $   .09     $    .01
    Operating expense ratio including expenses
     reimbursed, management fee and other expenses
     not imposed (%) . . . . . . . . . . . . . . . . .               -           1.76           2.01           2.53        15.34**
*   Not annualized
**  Annualized

A message from Scudder's chairman



Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                     /s/Daniel Pierce

Scudder Global Small Company Fund

Investment objective

o    above-average   capital  appreciation  over  the  long  term  by  investing primarily in the equity securities of small companies located throughout the world.

Investment characteristics

o participation in a diversified, professionally- managed portfolio of smaller, often lesser- known companies based in the U.S. and foreign countries

o    access to global investment opportunities and diversification

o    potential  for  above-average   long-term  capital  appreciation  with  the
     likelihood of above-average stock market volatility


Contents

Investment objective and policies                      5
Why invest in the Fund?                                6
International investment experience                    7
Special risk considerations                            7
Additional information about policies
   and investments                                     8
Distribution and performance information              11
Purchases                                             12
Exchanges and redemptions                             13
Fund organization                                     14
Transaction information                               14
Shareholder benefits                                  18
Directors and Officers                                21
Investment products and services                      22
How to contact Scudder                        Back cover

Investment objective and policies


Scudder Global Small Company Fund (the "Fund"), a diversified series of Scudder Global Fund, Inc., seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments in small companies

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The
Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.


While the Fund's Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.


The Fund selects its portfolio investments primarily from companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range as companies in approximately the lowest 20% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system. Based on this policy and recent U.S. share prices, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $1.4 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, at least 50% of the assets represented by such companies will be in approximately the lowest 10% of market capitalization of U.S. equity securities as described above. At current prices this lowest 10% equates to no more than $550 million in market capitalization.

Because the Fund applies a U.S. size standard on a global basis, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.


The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. More information about investment techniques is provided under "Additional information about policies and investments."


Why invest in the Fund?


Scudder Global Small Company Fund offers convenient, low-cost access to a diversified, global portfolio of equity securities issued by smaller companies. The Fund's experienced, professional management can help investors take advantage of a rapidly changing world economy.

Unlike small company funds which limit themselves to U.S. investments, the Fund seeks investment opportunities wherever they arise. The Fund enjoys the flexibility to invest in all established markets, as well as in newly free or newly industrialized economies around the world. Because the Fund operates globally, it may, under certain market conditions, augment the returns available from a comparable investment in the U.S. market alone.

The Fund focuses specifically on small companies believed to have favorable long-term growth prospects. Small companies can be attractive because they are frequently sources of new technologies and services, often compete with larger companies on the basis of lower labor costs and often grow faster than larger firms. Their smaller size often allows them to respond rapidly to changing business conditions. Also, small companies may not be closely followed by securities analysts, so they may reward the investor with the patience and knowledge to carefully seek them out and understand them. This can mean significant long-term opportunity as these companies achieve greater recognition over time.

While the Fund is broadly diversified, it is not a complete investment program. However, adding shares of the Fund to a portfolio can increase diversification, which should moderate overall portfolio risk.

The Fund is appropriate for investors who can accept the greater risks of global, small company investing for the potentially greater rewards. Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current information about companies abroad, hold securities in safekeeping, and convert their profits from foreign currencies to U.S. dollars. The Fund makes it easy for investors to take advantage of small company opportunities on a global basis and benefit from the Adviser's experience managing international mutual funds.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


International investment experience


The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, Inc., which was incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder Global Fund and Scudder Global Bond Fund, which invest worldwide, The Japan Fund, Inc., which invests in Japanese issuers, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in Pacific Basin issuers, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets and Scudder Greater Europe Growth Fund, which invests in equity securities of European companies. The Adviser also manages the assets of eight closed-end investment companies which invest in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc. and Scudder World Income Opportunities Fund, Inc.


Special risk considerations


The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will invest in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets, which enhances the Fund's appeal as a diversification tool. The Fund's share price will reflect the movements of the different stock markets in which it is invested and the different currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies is likely to account for part of the Fund's investment performance, although the Adviser believes that, over the long term, the impact of currency changes on Fund performance will not be as significant as changes in the underlying investments. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management. The Fund will limit investments in securities of issuers located in Eastern Europe to 5% of its total assets.

There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.


Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its net assets in securities which are not readily marketable, in restricted securities or in repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained under "The Fund's Investment Objectives and Policies" in the Fund's Statement of Additional Information.


The Fund may invest up to 35% of its total assets in equity securities of companies which do not meet its small company criteria and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may purchase investment- grade bonds, those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also invest up to 5% of its net assets in debt securities rated below investment-grade. See "Risk factors."


Special situation securities

From time to time, the Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consists of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Debt securities. The Fund may invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P, or unrated securities of equivalent quality. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund may invest in securities rated D by S&P at the time of purchase, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Purchases
 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail       Send your completed and signed application
 payable to "The                      and check
 Scudder Funds."
                                      by regular mail to:   or    by express, registered,
                                                                  or certified mail to:


                                      The Scudder Funds           Scudder Shareholder Services
                                      P.O. Box 2291               Center
                                      Boston, MA                  42 Longwater Drive
                                      02107-2291                  Norwell, MA 02061-1612


                     o  By Wire       Please see Transaction information--Purchasing shares-- By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                     o  In Person     Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                      Shareholder benefits.

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail       Send a check with a Scudder investment slip, or with a letter of
 payable to "The                      instruction including your account number and the complete Fund name, to
 Scudder Funds."                      the appropriate address listed above.

                     o  By Wire       Please see Transaction information--Purchasing shares-- By wire following these tables for details, including the ABA wire transfer number.

                     o  In Person     Visit one of our Funds Centers to make an additional investment in your Scudder fund account. Funds Center locations are listed under Shareholder benefits.


                     o  By Telephone  Please see Transaction information--Purchasing shares-- By AutoBuy or By telephone order for more details.


                     o  By Automatic  You may arrange to make investments on a regular basis through automatic
                        Investment    deductions from your bank checking account. Please call 1-800-225-5163 for more information
                        Plan ($50     and an enrollment form.
                        minimum)

                                       12

Exchanges and redemptions

Exchanging          Minimum investments: $1,000 to establish a new account; $100 to exchange among existing accounts shares


                    o By Telephone    To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail         Print or type your instructions and include:
                      or Fax            -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      Send your instructions
                                      by regular mail to:    or     by express, registered,        or  by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612


 Redeeming
  shares            o By Telephone    To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                    o By Mail         Send your instructions for redemption to the appropriate address or fax number
                      or Fax          above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem; and
                                        - your signature(s) as it appears on your account and a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares following these tables.


                   o By Automatic     You may arrange to receive automatic cash payments periodically. Call 1-800-225-5163
                     Withdrawal Plan  for more information and an enrollment form.


Fund organization


The Fund is a diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation was organized as a Maryland corporation in May 1986.


The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.


For the fiscal year ended October 31, 1995, the Adviser received an investment management fee of 1.10% of average daily net assets on an annual basis. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.




The fee is higher than that charged to most other funds. However, management of the Fund involves analyzing companies, markets and economies throughout the world and the management fee is not necessarily higher than the fees charged to funds with similar investment objectives and policies.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder,  Stevens & Clark,  Inc., is located at 345 Park Avenue,  New York,  New
York.

Transfer agent


Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.



Transaction information

Purchasing shares


Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:


        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. You must include with your payment the order number given at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. If payment by check or wire is not received within three business days, the order is subject to cancelation and the shareholder will be responsible for any loss to the Fund resulting from this cancelation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.


Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.


You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.


Processing time


All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.


Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.


The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder.

The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Global Small Company Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Gerald J. Moran has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Mr. Moran joined Scudder's equity research and management area in 1968 as an analyst and has focused on small company stocks since 1982 and has been a portfolio manager since 1985. Elizabeth Allan, Portfolio Manager, who joined the team in 1994, concentrates on the Fund's Pacific Basin investments. Ms. Allan, who has been a portfolio manager at Scudder since 1991, joined the firm in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Joan Gregory, Portfolio Manager, joined the team in 1994 and focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989. Sewall Hodges, Portfolio Manager, joined Scudder in 1995 and the team in 1996. Mr. Hodges, who has ten years in global analysis and portfolio management, focuses on the Fund's stock selection and research.


SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
     President and Director

Daniel Pierce*
    Vice President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant


Sheryle J. Bolton
    Director


Thomas J. Devine
    Director; Consultant

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art


Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation


Robert W. Lear
    Honorary Director; Executive-in-Residence, Columbia University Graduate School of Business


Adam M. Greshin*
    Vice President


Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Douglas M. Loudon*
    Vice President

Gerald J. Moran*
    Vice President


M. Isabel Saltzman*
    Vice President


Cornelia M. Small*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Juris Padegs*
    Vice President and Assistant Secretary

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

  Investment products and services


    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                       Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call:
 1-800-541-7703.

  How to contact Scudder

 Account Service and Information:                           Please address all correspondence to:


 For existing account           Scudder Investor                    The Scudder Funds
 service and transactions       Relations                           P.O. Box 2291
                                1-800-225-5163                      Boston, Massachusetts
                                                                    02107-2291

 For personalized               Scudder Automated
 information about your         Information Line
 Scudder accounts;              (SAIL)
 exchanges and                  1-800-343-2890
 redemptions; or
 information on any
 Scudder fund


 Investment Information:                                    Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor           Many shareholders enjoy the personal, one-on-one
 about the Scudder funds,        Relations                  service of the Scudder Funds Centers. Check for a
 for additional applications     1-800-225-2470             Funds Center near you--they can be found in the
 and prospectuses, or for                                   following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined            Boca Raton           New York
 403(b) plans                    Contribution               Boston               Portland, OR
                                 Services                   Chicago              San Diego
                                 1-800-323-6105             Cincinnati           San Francisco
                                                            Los Angeles          Scottsdale


 For information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional cash management service for                  funds designed to meet the broad investment
 corporations, non-profit organizations and trusts which    management and service needs of banks and
 utilizes certain portfolios of Scudder Fund, Inc.*         other institutions, call: 1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.


 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

This prospectus sets forth concisely the information about Scudder Emerging Markets Income Fund, a series of Scudder Global Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THE FUND INVESTS PREDOMINANTLY IN LOWER QUALITY BONDS, COMMONLY REFERRED TO AS JUNK BONDS. BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


Scudder
Emerging Markets
Income Fund



Prospectus
March 1, 1996









A pure no-load(TM) (no sales charges) mutual fund seeking to provide high current income and, secondarily, long-term capital appreciation through investment primarily in high-yielding debt securities issued in emerging markets.

  Expense information


 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Emerging Markets Income Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

 1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)          NONE
     Commissions to reinvest dividends                          NONE
     Redemption fees                                            NONE*
     Fees to exchange shares                                    NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal period ended October 31, 1995.

     Investment management fee                                  1.00%
     12b-1 fees                                                 NONE
     Other expenses                                             0.68%
                                                                ----
     Total Fund operating expenses                              1.68%**
                                                                ====


 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

      1 Year           3 Years           5 Years           10 Years
      ------           -------           -------           --------
        $17              $53               $91               $199

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until February 29, 1996, the Adviser waived a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets.

  Financial highlights



  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.




                                                                                  FOR THE PERIOD
                                                                       YEAR      DECEMBER 31, 1993
                                                                       ENDED       (COMMENCEMENT
                                                                    OCTOBER 31,  OF OPERATIONS) TO
                                                                       1995      OCTOBER 31, 1994
--------------------------------------------------------------------------------------------------


Net asset value, beginning of period . . . . . . . . . . . . . .       $ 11.05        $ 12.00
                                                                       -------        -------
Income from investment operations:
  Net investment income (a). . . . . . . . . . . . . . . . . . .          1.14           0.60
  Net realized and unrealized loss on investments. . . . . . . .          (.82)         (1.04)
                                                                       -------        -------
Total from investment operations . . . . . . . . . . . . . . . .           .32           (.44)
                                                                       -------        -------
Less distributions from net investment income. . . . . . . . . .         (1.11)          (.51)
                                                                       -------        -------
Net asset value, end of period . . . . . . . . . . . . . . . . .       $ 10.26        $ 11.05
                                                                       -------        -------
                                                                       -------        -------
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . .          3.46          (3.54)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) . . . . . . . . . . . . .           169             95
Ratio of operating expenses, net to average daily net assets (%) (a)      1.50           1.50*
Ratio of net investment income to average daily net assets (%) .         12.83           9.17*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . .         302.2          180.6*
(a)Reflects a per share amount of management fee not imposed
   by the Adviser. . . . . . . . . . . . . . . . . . . . . . . .        $  .02         $  .05
  Operating expense ratio including management fee
   not imposed (%) . . . . . . . . . . . . . . . . . . . . . . .          1.68           2.23*

  * Annualized
* * Not annualized




  A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                    /S/Daniel Pierce

  Scudder Emerging Markets Income Fund

   Investment objectives



- high current income and, secondarily, long-term capital appreciation through investment primarily in high-yielding debt securities issued in emerging markets Investment characteristics


   Investment characteristics


- an actively managed portfolio of lower quality bonds issued by governments and corporations in Latin America and other emerging markets


-  focus on higher-yielding, below investment- grade debt securities

- primarily invested in U.S. dollar-denominated securities to reduce currency risk


-  daily liquidity at current net asset value



  Contents



Investment objectives and policies                     5

Why invest in the Fund?                                7

International investment experience                    8

Additional information about policies
     and investments                                   9

Special risk considerations                           11

Distribution and performance information              15

Purchases                                             16

Exchanges and redemptions                             17

Fund organization                                     18

Transaction information                               18

Shareholder benefits                                  22

Directors and Officers                                25

Appendix                                              26

Investment products and services                      28

How to contact Scudder                                29

  Investment objectives and policies

Scudder Emerging Markets Income Fund (the "Fund"), a non-diversified series of Scudder Global Fund, Inc., has dual investment objectives. The Fund's primary investment objective is to provide investors with high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding debt securities issued by governments and corporations in emerging markets. Many nations in Latin America and other developing regions of the world have undertaken sweeping political and economic changes that favor increased business activity and demand for capital. In the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), these changes present attractive investment opportunities, both in terms of income and appreciation potential, for long-term investors.

Special investment considerations


The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While designed to provide a high level of current income, the Fund may not be appropriate for all income investors. The Fund should not be viewed as a substitute for a money market or short-term bond fund. The Fund invests in lower quality securities of emerging market issuers, some of which have in the past defaulted on certain of their financial obligations. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies. Please refer to "Special risk considerations" for further information.


Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objectives. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investment policies

In seeking high current income and, secondarily, long-term capital appreciation, the Fund invests, under normal market conditions, at least 65% of its total assets in debt securities issued by governments, government-related entities and corporations in emerging markets, or the return on which is derived primarily from emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

While the Fund takes a global approach to portfolio management, the Adviser expects to weight its investments toward countries in Latin America, specifically Argentina, Brazil, Mexico and Venezuela. Latin America, and these four countries in particular, offers the largest and most liquid debt markets of the emerging nations around the globe. In addition to Latin America, the Adviser may pursue investment opportunities in Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. The Fund deems an issuer to be located in an emerging market if:

-  the issuer is organized under the laws of an emerging market country;

-  the issuer's principal securities trading market is in an emerging market; or

- at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived from (directly or indirectly from subsidiaries) assets or activities located in emerging markets.

Although the Fund may invest in a wide variety of high-yielding debt obligations, under normal conditions it must invest at least 50% of its assets in sovereign debt securities issued or guaranteed by governments, government-related entities and central banks based in emerging markets (including participations in and assignments of portions of loans between governments and financial institutions); government owned, controlled or sponsored entities located in emerging markets; entities organized and operated for the purpose of restructuring investment characteristics of instruments issued by government or government-related entities in emerging markets; and debt obligations issued by supranational organizations such as the Asian Development Bank and the Inter-American Development Bank, among others.


The Fund may also consider for purchase any debt securities issued by commercial banks and companies in emerging markets. The Fund may invest in both fixed- and floating-rate issues. Debt instruments held by the Fund take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank obligations, short-term paper, loan participations, loan assignments and trust interests. The Fund may invest regularly in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collaterized by zero coupon U.S. Treasury bonds.


To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies.

The Fund is not restricted by limits on weighted average portfolio maturity or the maturity of an individual issue. Debt securities in which the Fund may invest may have stated maturities from overnight to 30 years. The weighted average maturity of the Fund's portfolio is actively managed and will vary from period to period based upon the Adviser's assessment of economic and market conditions, taking into account the Fund's investment objectives.


In addition to maturity, the Fund's investments are actively managed in terms of geographic, industry and currency allocation. In managing the Fund's portfolio, the Adviser takes into account such factors as the credit quality of issuers, changes in and levels of interest rates, projected economic growth rates, capital flows, debt levels, trends in inflation, anticipated movements in foreign currencies and government initiatives.


While the Fund is not "diversified" for purposes of the Investment Company Act of 1940, (the "1940 Act") it intends to invest in a minimum of three countries at any one time and will not commit more than 40% of its assets to issuers in a single country.

By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade, or unrated but equivalent to those rated below investment-grade by internationally recognized rating agencies such as Standard and Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Debt securities rated below BBB by S&P or below Baa by Moody's are considered to be below investment-grade. These types of high yield/high risk debt obligations (commonly referred to as

"junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories, such as investment-grade U.S. bonds. On occasion, the Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. During the fiscal period ended October 31, 1995, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio was rated as follows: ___% AA, ___% A, ___% BBB, ___% BB, ___% B and ___% CCC. The bonds are rated by Moody's or S&P, or of equivalent quality as determined by the Adviser. A large portion of the Fund's bond holdings may trade at substantial discounts from face value. Please refer to "Special risk considerations--High yield/high risk securities" for more information.


The Fund may invest up to 35% of its total assets in securities other than debt obligations issued in emerging markets. These holdings include debt securities and money market instruments issued by corporations and governments based in developed markets, including up to 20% of total assets in U.S. fixed-income instruments.

However, for temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized. In addition, the Fund may engage in strategic transactions. The Fund will borrow only to enhance liquidity and to provide for redemptions and distributions. The Fund may also acquire shares of closed-end investment companies that invest primarily in emerging market debt securities. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicative fees and expenses, including investment advisory fees. See "Additional information about policies and investments" and "Special risk considerations" for more information about these investment techniques.


  Why invest in the Fund?


The Fund is designed as a convenient, relatively low cost way for investors to participate in an actively managed portfolio of high-yielding emerging market debt securities. The Adviser believes that emerging bond markets will continue to expand with the economic growth in Latin America and other developing regions, and that securities in these markets will continue to provide an attractive combination of high current income and appreciation potential for the long-term investor.

In recent years, many emerging markets around the world have reduced government's role in economic and personal affairs and instituted other changes to stimulate business investment and growth. Autocratic political regimes have, in many cases, been replaced by more democratic institutions. Centrally controlled economies have given way, in whole or significant part, to free-market systems. In support of these changes, countries in Latin America and elsewhere have reduced tax rates and budget deficits, made strides in getting inflation under control and stabilizing exchange rates, and have eliminated or reduced trade barriers. Added to these important steps, developing economies have improved communications and transportation systems; liberalized capital markets; and privatized utilities, oil companies, banks and other state-owned industries. Although the pace and success in accomplishing these objectives vary significantly from country to country, these reforms have, in general, helped to reverse flight of capital, build confidence among both local and foreign investors, and stimulate economic expansion.

The Adviser believes that for these favorable trends to continue, however, the emerging economies of Latin America, Asia, Africa, the Middle East and Europe will need a steady flow of capital to continue to build infrastructure, complement domestic savings, support currency reserves, expand plant and equipment, and maintain competitiveness on a global basis. Much of this capital should come from the public and private debt markets. The world fixed-income markets are vital to the future growth of emerging economies. These markets can present attractive opportunities for investors in the form of high yields, which emerging economies need to offer to attract capital, and the potential for capital appreciation, which can result from improving creditworthiness of emerging market issuers, declining interest rates and other factors.

In addition to an attractive return potential, the Fund can provide diversity to a domestic investment portfolio because the emerging debt markets do not always move in the same manner as U.S. stock and bond markets. The Fund can also provide a way to benefit from the growth and improving economic fundamentals of developing nations for those investors who cannot tolerate the degree of volatility associated with emerging market common stocks.

Direct investment in foreign securities, especially the emerging markets, is usually impractical for an individual investor. Investors, on their own, may find it difficult to analyze investment opportunities abroad as well as trade and hold foreign securities. The Fund offers professional management and administrative convenience to shareholders wishing to participate in this relatively new asset class.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


  International investment
  experience


The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, which invests primarily in foreign securities and was initially incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder Global Fund, Scudder Global Bond Fund and Scudder Global Small Company Fund, which invest worldwide, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin, with the exception of Japan and Scudder Greater Europe Growth Fund, which invests primarily in the equity securities of European companies. The Adviser also manages the assets of eight closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc. and Scudder World Income Opportunities Fund, Inc. As of October 31, 1995, the Adviser was responsible for managing more than $20 billion of foreign securities, including approximately $3 billion invested in Latin American and other emerging market debt securities. In an effort to control risk and enhance return, the Adviser conducts its own credit analysis and assigns its own credit risk ratings.

  Additional information about policies and investments


Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.

In addition, as a matter of nonfundamental policy, the Fund may not invest more than 15% of its net assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days. The Fund may not invest more than 10% of its total assets in restricted securities.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Portfolio turnover rate


Recent economic and market conditions have necessitated active trading, resulting in a higher portfolio turnover rate for the Fund. A higher rate involves greater transaction costs to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.


Brady Bonds

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Jordan, Mexico, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar- denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity, (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Loan participations and assignments

The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

When investing in a participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund's obligations may differ from, and be more limited than those held by the assigning lender.

Loan participations and assignments may be illiquid. Please refer to "Special risk considerations--Illiquid investments" for more information.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements


As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/ dealers. Under a repurchase agreement the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Special risk considerations--Strategic Transactions and derivatives" for more information.


  Special risk considerations


The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Non-diversified investment company. As a non-diversified investment company, the Fund may invest a greater portion of its assets in the securities of a smaller number of issuers which may subject the Fund to greater market and credit risk and may cause the Fund's share price to fluctuate more than that of a diversified investment company.


Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, the change in the interest rate or value of the security at maturity may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.


Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization,

  Special risk
  considerations (cont'd)


military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Fund invests in securities denominated in currencies of foreign countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

Some foreign countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to reduce the Fund's emerging market currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. For a more complete description of the risks of investing in emerging markets, including Latin America, please refer to the Fund's Statement of Additional Information.


High yield/high risk securities. The Fund may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Fund's Adviser. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security. For a more complete description of the risks of high yield/high risk securities, please refer to the Fund's Statement of Additional Information.

  Special risk
  considerations (cont'd)


Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of securities, before being able to sell the securities. Some repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Distribution and performance information


Dividends and capital gains distributions


The Fund intends to distribute dividends from its net investment income quarterly in March, June, September and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Certain realized gains or losses on the sale or retirement of foreign bonds held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, must be treated as ordinary income or loss. Such income or loss may increase or decrease the Fund's income available for distribution to shareholders. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased, a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a nontaxable return of capital distribution. Generally, a shareholder's tax basis in Fund shares will be reduced to the extent that an amount distributed to the shareholder is treated as a return of capital.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.


Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

  Purchases


 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                             by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:


                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.


                     o  In Person            Visit one of our Funds Centers to complete your
                                             application with the help of a Scudder representative. Funds Center locations are listed under Shareholder benefits.

 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to the appropriate address listed above.


                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number.


                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.


                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.


                     o  By Automatic         You may arrange to make investments on a regular basis
                                             through automatic Investment Plan deductions from your bank checking account. Please call 1-800-225-5163 ($50 minimum) for more information and an enrollment form.

  Exchanges and redemptions



 Exchanging        Minimum investments: $1,000 to establish a new account; $100 to exchange among
 shares            existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:


                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------


 Redeeming        o By Telephone      To  speak  with a service representative, call 1-800-225-5163  from
 shares                               8 a.m. to 8 p.m.eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption  proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax
                     or Fax           number above and include:
                                        -   the name of the Fund and account number you are redeeming from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to redeem; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      A signature guarantee is required for redemptions over $50,000. See
                                      Transaction information--Redeeming shares following these tables.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


  Fund organization


Scudder Emerging Markets Income Fund is a non-diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in May 1986.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

For the fiscal year ended October 31, 1995, the Adviser received an investment management fee of 0.82% of the Fund's average daily net assets on an annual basis.

The fee is payable monthly, provided that the Fund will make interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
345 Park Avenue, New York, New York.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.



  Transaction information


Purchasing shares


Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:


        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.


You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.


Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.

Processing time


All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.


Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.


If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


  Shareholder benefits


Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Emerging Markets Income Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager M. Isabel Saltzman has responsibility for the Fund's investment strategies. Ms. Saltzman, who joined Scudder in 1990, has been involved in foreign finance and investing since 1979 and contributes special expertise in Latin America. Lincoln Y. Rathnam, Portfolio Manager, is responsible for the Fund's day-to-day management. Mr. Rathnam, who joined Scudder in 1984, has over 15 years of experience in international investing. Susan E. Gray, Portfolio Manager, has responsibility for developing the Fund's trading strategies. Ms. Gray, who has over six years of investment trading experience, has worked at Scudder since 1987.


SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


   - Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

   - 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

   - Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

   - 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

   - SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

   - Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on yourinvestment earnings. You can start with $2,500 or more.


Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

  Directors and Officers


  Edmond D. Villani*
      Chairman of the Board and Director

  Nicholas Bratt*
      President and Director

  Daniel Pierce*
      Vice President and Director

  Paul Bancroft III
      Director; Venture Capitalist and Consultant


  Sheryle J. Bolton
      Director; Consultant


  Thomas J. Devine
      Director; Consultant

  William H. Gleysteen, Jr.
      Director; President, The Japan Society, Inc.

  William H. Luers
      Director; President, The Metropolitan Museum of Art



  Robert W. Lear
      Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business


  Robert G. Stone, Jr.
      Honorary Director; Chairman of the Board and Director, Kirby Corporation

  Adam Greshin*
      Vice President


  Jerard K. Hartman*
      Vice President

  Thomas W. Joseph*
      Vice President

  Douglas M. Loudon*
      Vice President

  Gerald J. Moran*
      Vice President


  M. Isabel Saltzman*
      Vice President


  Cornelia M. Small*
      Vice President


  David S. Lee*
      Vice President and Assistant Treasurer

  Thomas F. McDonough*
      Vice President and Secretary

  Pamela A. McGrath*
      Vice President and Treasurer

  Edward J. O'Connell*
      Vice President and Assistant Treasurer

  Juris Padegs*
      Vice President and Assistant Secretary

  Kathryn L. Quirk*
      Vice President and Assistant Secretary

  Coleen Downs Dinneen*
      Assistant Secretary

  *Scudder, Stevens & Clark, Inc.

  Appendix


The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Investment products and services



    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plan
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------


 For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call:
 1-800-541-7703.

  How to contact Scudder


 Account Service and Information:                           Please address all correspondence to:

 For existing account            Scudder Investor                     The Scudder Funds
 service and transactions        Relations                            P.O. Box 2291
                                                                      Boston, Massachusetts
                                 1-800-225-5163                       02107-2291


 For personalized                Scudder Automated
 information about your          Information Line (SAIL)
 Scudder accounts;
 exchanges and                   1-800-343-2890
 redemptions; or
 information on any
 Scudder fund



 Investment Information:                                    Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor           Many shareholders enjoy the personal, one-on-one
 about the Scudder funds,        Relations                  service of the Scudder Funds Centers. Check for a
 for additional applications                                Funds Center near you--they can be found in the
 and prospectuses, or for        1-800-225-2470             following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined            Boca Raton                   New York
 403(b) plans                    Contribution Services      Boston                       Portland, OR
                                 1-800-323-6105             Chicago                      San Diego
                                                            Cincinnati                   San Francisco
                                                            Los Angeles                  Scottsdale

 For information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional  cash  management  service for corpo-        funds  designed to  meet  the  broad  investment
 rations, non-profit  organizations and trusts which        management  and   service  needs  of  banks  and
 utilizes certain portfolios of Scudder Fund,  Inc.*        other institutions, call:  1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.

 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                        SCUDDER GLOBAL SMALL COMPANY FUND


A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund Series Which Seeks
            Above-Average Capital Appreciation over the Long Term by
              Investing Primarily in the Equity Securities of Small
                     Companies Located Throughout the World

                                       and

                            SCUDDER GLOBAL BOND FUND


    A Pure No-Load(TM) (No Sales Charges) Non-Diversified Mutual Fund Series
           Which Seeks Total Return with an Emphasis on Current Income by Investing Principally in High-Grade Bonds Denominated
                    in Foreign Currencies and the U.S. Dollar
                     and, Secondarily, Capital Appreciation

                                       and

                      SCUDDER EMERGING MARKETS INCOME FUND

A Pure No-Load(TM) (No Sales Charges) Non-Diversified Mutual Fund Series Which
                      Seeks High Current Income and, Secondarily,
                Long-Term Capital Appreciation Through Investment
                   Primarily in High-Yielding Debt Securities
                           Issued in Emerging Markets




--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 1996



--------------------------------------------------------------------------------



This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Global Small Company Fund, Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, each dated March 1, 1996, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                   Page


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies of Scudder Global Small Company Fund...............................1
         General Investment Objectives and Policies of Scudder Global Bond Fund.......................................2
         General Investment Objectives and Policies of Scudder Emerging Markets Income Fund...........................3
         Risk Factors.................................................................................................5
         Special Investment Considerations of Scudder Emerging Markets Income Fund...................................12
         Specialized Investment Techniques of the Funds..............................................................13
         Investment Restrictions.....................................................................................29

PURCHASES............................................................................................................32
         Additional Information About Opening an Account.............................................................32
         Additional Information About Making Subsequent Investments..................................................32
         Additional Information About Making Subsequent Investments by AutoBuy.......................................32
         Checks......................................................................................................33
         Wire Transfer of Federal Funds..............................................................................33
         Share Price.................................................................................................33
         Share Certificates..........................................................................................34
         Other Information...........................................................................................34

EXCHANGES AND REDEMPTIONS............................................................................................34
         Exchanges...................................................................................................34
         Redemption by Telephone.....................................................................................35
         Redemption by AutoSell......................................................................................36
         Redemption by Mail or Fax...................................................................................36
         Redemption-in-Kind..........................................................................................36
         Other Information...........................................................................................37

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................37
         The Pure No-Load(TM) Concept................................................................................37
         Dividend and Capital Gain Distribution Options..............................................................38
         Diversification.............................................................................................39
         Scudder Funds Centers.......................................................................................39
         Reports to Shareholders.....................................................................................39
         Transaction Summaries.......................................................................................39


THE SCUDDER FAMILY OF FUNDS..........................................................................................39

SPECIAL PLAN ACCOUNTS................................................................................................42
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................43
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........43
         Scudder IRA:  Individual Retirement Account.................................................................43
         Scudder 403(b) Plan.........................................................................................44
         Automatic Withdrawal Plan...................................................................................44
         Group or Salary Deduction Plan..............................................................................45
         Automatic Investment Plan...................................................................................45
         Uniform Transfers/Gifts to Minors Act.......................................................................45
         Scudder Trust Company.......................................................................................45

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................45


                                       i


                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

PERFORMANCE INFORMATION..............................................................................................46
         Average Annual Total Return.................................................................................46
         Cumulative Total Return.....................................................................................47
         Total Return................................................................................................47
         Capital Change..............................................................................................48
         SEC Yields of Global Bond Fund and Emerging Markets Income Fund.............................................48
         Comparison of Portfolio Performance.........................................................................48

ORGANIZATION OF THE FUNDS............................................................................................53

INVESTMENT ADVISER...................................................................................................54
         Personal Investments by Employees of the Adviser............................................................57

DIRECTORS AND OFFICERS...............................................................................................57

REMUNERATION.........................................................................................................60

DISTRIBUTOR..........................................................................................................61

TAXES................................................................................................................62

PORTFOLIO TRANSACTIONS...............................................................................................66
         Brokerage Commissions.......................................................................................66
         Portfolio Turnover..........................................................................................67

NET ASSET VALUE......................................................................................................68

ADDITIONAL INFORMATION...............................................................................................69
         Experts.....................................................................................................69
         Other Information...........................................................................................69

FINANCIAL STATEMENTS.................................................................................................70

APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

             (See "Investment objective and policies," "Special risk
                considerations" and "Additional information about
                            policies and investments"
                           in each Fund's prospectus.)


         Scudder Global Fund, Inc., a Maryland corporation of which Scudder Global Small Company Fund ("Global Small Company Fund"), Scudder Global Bond Fund ("Global Bond Fund") and Scudder Emerging Markets Income Fund ("Emerging Markets Income Fund") are series, is referred to herein as the "Corporation." Each Fund is a pure no-load(TM), open-end management investment company which continuously offers and redeems its shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Global Small Company Fund is a diversified series of the Corporation. Global Bond Fund and Emerging Markets Income Fund are non-diversified series of the Corporation. These series sometimes are jointly referred to herein as the "Funds."


         Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes. No Fund can guarantee a gain or eliminate the risk of loss and the net asset value of each Fund's shares will increase or decrease with changes in the market price of that Fund's investments.

         Foreign securities such as those that may be purchased by a Fund may be subject to foreign government taxes which could reduce the yield, if any, on such securities, although a shareholder of that Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         Because of each Fund's investment considerations discussed herein and their investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor. The value of each Fund's shares when sold may be higher or lower than when purchased.

         The following objectives and policies, except as otherwise stated, are not fundamental and may be changed without a shareholder vote. There can be no assurance that each Fund will achieve its investment objective.

General Investment Objective and Policies of Scudder Global Small Company Fund


         Global Small Company Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

         In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

         The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and
quality  of  management;   a  company's  product  line,  business  strategy  and
competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

         While the Fund's Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small issuers. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

         The Fund selects its portfolio investments primarily from companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range as companies in approximately the lowest 20% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system. Based on this policy and recent U.S. share prices, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $1.4 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, at least 50% of the assets represented by such companies will be in approximately the lowest 10% of market capitalization of U.S. equity securities as described above. At current prices this lowest 10% equates to no more than $550 million in market capitalization.

         Because the Fund applies a U.S. size standard on a global basis, a small company investment outside the U.S. might rank above the lowest 20% by market capitalization in local markets and, in fact, might in some countries rank among the largest companies in terms of capitalization.

         The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. More information about investment techniques is provided under "Specialized Investment Techniques of the Funds."

Small Company Risk. The Adviser believes that smaller companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.


General Investment Objectives and Policies of Scudder Global Bond Fund

         Global Bond Fund provides investors with a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies and the U.S. dollar. The Fund's objective is to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         To achieve its objectives, the Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk.

         At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. These securities are rated AAA, AA or A by Standard & Poor's ("S&P") or Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's").


          The Fund may also invest up to 15% of its net assets in debt securities rated BBB or BB by S&P or Baa or Ba by Moody's and unrated securities considered to be of equivalent quality by the Adviser. The Fund will not invest in any securities rated B or lower. (See "Specialized Investment Techniques of the Funds.")


          The Fund's investments may include:

          o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

          o Debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions

          o Debt   securities   issued   or   guaranteed   by   supranational
            organizations (e.g., European Investment Bank, Inter-American Development Bank or the World Bank)

          o Corporate debt securities

          o Bank or bank holding company debt securities

          o Other debt securities, including those convertible into common stock

          The Fund may invest in zero coupon securities, mortgage and asset-backed securities and may engage in strategic transactions. The Fund may purchase securities which are not publicly offered. If such securities are purchased, they may be subject to restrictions which may make them illiquid. See "Investment Restrictions."

         The Fund intends to select its investments from a number of country and market sectors. It may invest substantially in the issuers of one or more countries and will have investments in debt securities of issuers from a minimum of three different countries.


         Under normal conditions, the Fund will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. For temporary defensive or emergency purposes, however, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized.


General Investment Objectives and Policies of Scudder Emerging Markets Income
Fund

         Emerging Markets Income Fund's primary investment objective is to provide investors with high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding debt securities issued by governments and corporations in emerging markets. Many nations in Latin America and other developing regions of the world have undertaken sweeping political and economic changes that favor increased business activity and demand for capital. In the opinion of the Adviser, these changes present attractive investment opportunities, both in terms of income and appreciation potential, for long-term investors.

         The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While designed to provide a high level of current income, it may not be appropriate for all income investors. The Fund should not be viewed as a substitute for a money market or short-term bond fund. The Fund invests in lower quality securities of emerging market issuers, some of which have in the past defaulted on certain of their financial obligations. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies. The securities in which the Fund may invest are further described below, and under "Investment objectives and policies" and "Additional information about policies and investments" in Emerging Markets Income Fund's prospectus.

         In seeking high current income and, secondarily, long-term capital appreciation, the Fund invests, under normal market conditions, at least 65% of its total assets in debt securities issued by governments, government-related entities and corporations in emerging markets, or the return on which is derived primarily from emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

         While the Fund takes a global approach to portfolio management, the Adviser expects to weight its investments toward countries in Latin America, specifically Argentina, Brazil, Mexico and Venezuela. Latin America, and these four countries in particular, offers the largest and most liquid debt markets of the emerging nations around the globe. In addition to Latin America, the Adviser may pursue investment opportunities in Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. The Fund deems an issuer to be located in an emerging market if (i) the issuer is organized under the laws of an emerging market country; (ii) the issuer's principal securities trading market is in an emerging market; or (iii) at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived from (directly or indirectly from subsidiaries) assets or activities located in emerging markets.

         Although the Fund may invest in a wide variety of high-yielding debt obligations, under normal conditions it must invest at least 50% of its assets in sovereign debt securities issued or guaranteed by governments,
government-related   entities  and  central  banks  based  in  emerging  markets
(including participations in and assignments of portions of loans between governments and financial institutions); government owned, controlled or sponsored entities located in emerging markets; entities organized and operated for the purpose of restructuring investment characteristics of instruments issued by government or government-related entities in emerging markets; and debt obligations issued by supranational organizations such as the Asian Development Bank and the Inter-American Development Bank, among others.

         The Fund may also consider for purchase any debt securities issued by commercial banks and companies in emerging markets. The Fund may invest in both fixed and floating-rate issues. Debt instruments held by the Fund take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank obligations, short-term paper, loan participations, loan assignments and trust interests. The Fund may invest regularly in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S. Treasury bonds.

         To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies.

         The Fund is not restricted by limits on weighted average portfolio maturity or the maturity of an individual issue. Debt securities in which the Fund may invest may have stated maturities from overnight to 30 years. The weighted average maturity of the Fund's portfolio is actively managed and may vary from period-to-period based upon the Adviser's assessment of economic and market conditions, taking into account the Fund's investment objectives.

         In addition to maturity, the Fund's investments are actively managed in terms of geographic, industry and currency allocation. In managing the Fund's portfolio, the Adviser takes into account such factors as the credit quality of issuers, changes in and levels of interest rates, projected economic growth rates, capital flows, debt levels, trends in inflation, anticipated movements in foreign currencies, and government initiatives. While the Fund is not "diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it invests in a minimum of three countries at any one time and will not commit more than 40% of its assets to issuers in a single country.


         By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade, or unrated but equivalent to those rated below investment grade by internationally recognized rating agencies such as S&P or Moody's. Debt securities rated below BBB by S&P or below Baa by Moody's are considered to be below investment-grade. These types of high yield/high risk debt obligations (commonly referred to as "junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories, such as investment-grade U.S. bonds. On occasion, the Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. A large portion of the Fund's bond holdings may trade at substantial discounts from face value.

         The Fund may invest up to 35% of its total assets in securities other than debt obligations issued in emerging markets. These holdings include debt securities and money market instruments issued by corporations and governments based in developed markets including up to 20% of total assets in U.S. fixed-income instruments. However, for temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized. In addition, the Fund may engage in strategic transactions for hedging purposes and to enhance potential gain. The Fund may invest up to 15% of its net assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days. The Fund may not invest more than 10% of its total assets in restricted securities. The Fund may also acquire shares of closed-end investment companies that invest primarily in emerging market debt securities. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicative fees and expenses, including investment advisory fees.


Risk Factors

Foreign Securities. Global Small Company Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept international investment risk. Global Bond Fund and Emerging Markets Income Fund are intended to provide individuals and institutional investors with an opportunity to invest a portion of their assets in a managed group of debt instruments denominated in a range of currencies and issued by various entities such as governments, their agencies, instrumentalities and political subdivisions, supranational organizations, corporations and banks. Each Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of each Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect a Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.

Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.


         For Emerging Markets Income Fund, these considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Fund managers seek to mitigate the risks associated with these considerations through active professional management.


Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. Global Small Company Fund may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although the Funds' custodian values each Fund's assets daily in terms of U.S. dollars, none of the Funds intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

         Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. A Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.



Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than

U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

          Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.


          The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

          Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.


  Sovereign Risk Ratings for Selected Emerging Market Countries as of 12/16/94
       (Source: Paribas Capital Markets, The Emerging Markets Strategist)

   Country                         Moody's                 Standard & Poor's
   -------                         -------                 -----------------

   Chile                           Baa2                           BBB+
   Turkey                          Ba3                            B+
   Mexico                          Ba2                            BB+
   Czech Republic                  Baa2                           BBB+
   Hungary                         Ba1                            BB+
   Colombia                        Ba1                            BBB-
   Venezuela                       Ba2                            B+
   Morocco                         NR                             NR
   Argentina                       B1                             BB-
   Brazil                          B2                             B
   Poland                          NR                             NR
   Ivory Coast                     NR                             NR

         The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which the Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

     Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.


         Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP.
However, general decline in oil prices has had an adverse impact on many economies.

Special Investment Considerations of Scudder Emerging Markets Income Fund


Brady Bonds. The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Jordan, Mexico, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. Approximately $152 billion in Brady Bonds have been issued in Africa, Asia, Eastern Europe, Latin America and the Middle East, with over 90% of these Brady Bonds being denominated in U.S. dollars.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Loan Participations and Assignments. The Fund may invest in fixed- and floating-rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). The Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

         When the Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         The Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Borrowing. The Fund is authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. The Fund will borrow only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. The Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Specialized Investment Techniques of the Funds


Debt Securities. If the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks, Global Small Company Fund may invest in debt securities of foreign and U.S. issuers. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. Global Small Company Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Global Small Company Fund may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality.

         Global Bond Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Global Bond Fund may invest up to 15% of its net assets in securities rated below BBB or below Baa, but may not invest in securities rated B or lower by Moody's and S&P or in equivalent unrated securities.


         Emerging Markets Income Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Emerging Markets Income Fund may also invest in securities rated lower than Baa/BBB and in unrated securities of equivalent quality in the Adviser's judgment. Emerging Markets Income Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest.


         The Adviser expects that a significant portion of Emerging Markets Income Fund's investments will be purchased at a discount to par value. To the extent developments in emerging markets result in improving credit fundamentals and rating upgrades for countries in emerging markets, the Adviser believes that there is the potential for capital appreciation as the improving fundamentals become reflected in the price of the debt instruments. The Adviser also believes that a country's sovereign credit rating (with respect to foreign currency denominated issues) acts as a "ceiling" on the rating of all debt issuers from that country. Thus, the ratings of private sector companies cannot be higher than that of their home countries. The Adviser believes, however, that many companies in emerging market countries, if rated on a stand alone basis without regard to the rating of the home country, possess fundamentals that could justify a higher credit rating, particularly if they are major exporters and receive the bulk of their revenues in U.S. dollars or other hard currencies. The Adviser seeks to identify such opportunities and benefit from this type of market inefficiency.

High Yield/High Risk Securities. Below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which Global Small Company Fund may invest up to 5% of its net assets, Global Bond Fund may invest up to 15% of its net assets and Emerging Markets Income Fund may invest up to 100% of its net assets, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."



Convertible Securities. Each Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. Emerging Markets Income Fund and Global Bond Fund each limits its purchases of convertible securities to debt securities convertible into common stock.

         The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.


         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.


Dollar Roll Transactions. Global Bond Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while the counterparty is the holder. The Fund receives compensation from the counterparty as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee or alternatively, a lower price for the security upon its repurchase. Dollar rolls may be renewed over a period of several months with a different repurchase and repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.


         Global Bond Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other liquid high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Fund's overall investment exposure may be increased by such transactions to the extent that the Fund bears a risk of loss on the securities it is committed to purchase, as well as on the segregated assets.


         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives either a fee or alternatively, a lower price for the security upon its repurchase as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.


         The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors of the Fund have adopted guidelines to ensure that the securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker/dealers selected pursuant to such guidelines.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, or for Global Small Company Fund, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. In addition, Global Bond Fund may enter into repurchase agreements with any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.


         A repurchase agreement provides a means for a Fund to earn income on assets for periods as short as overnight. It is an arrangement under which a Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.


Repurchase Commitments. Global Bond Fund and Emerging Markets Income Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which a Fund may purchase. Such transactions may not provide a Fund with collateral marked-to-market during the term of the commitment.

Indexed Securities. Global Bond Fund and Emerging Markets Income Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Funds may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.


When-Issued Securities. Each Fund may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. A Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.


Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the New York Stock Exchange (the "Exchange"), and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Zero Coupon Securities. Global Bond Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries

(CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.


         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Global Bond Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares.

Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Global Bond Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


Collateralized Mortgage Obligations ("CMO"s). Global Bond Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party director as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Global Bond Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid, in accordance with the nonfundamental investment restriction on securities which are not readily marketable discussed below. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with Global Bond Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, Global Bond Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the directors or originator of the Corporation. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Corporation may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Global Bond Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         Global Bond Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the 1933 Act may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require Global Bond Fund to dispose of any then existing holdings of such securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities in each Fund's portfolio, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities. Emerging Markets Income Fund may invest up to 15% of its assets in illiquid securities.


         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.


         No Fund will enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.


Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.


         No Fund will enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.


         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Neither Fund will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions


         Unless specified to the contrary, the following restrictions are fundamental policies and may not be changed with respect to each of the Funds without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of such Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Fund. Any nonfundamental policy of a Fund may be modified by the Fund's Board of Directors without a vote of the Fund's shareholders.


         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds.

         As a matter of fundamental policy, each Fund may not:

         1. borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains asset coverage of 300% for all borrowings;

         2. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

         3. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         4. issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Corporation; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

         5. purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents and each foreign government, its agencies or instrumentalities as well as supranational organizations as a group, are each considered to be a separate industry);

         6. (Global Small Company Fund only) with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer, or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of closed end investment companies;

         7. (Global Small Company Fund only) make loans to other persons, except (a) loans of portfolio securities, provided collateral is maintained at not less than 100% by marking to market daily, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

         8.       (Global  Bond Fund only) make loans to other  persons,  except
                  (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans; or

         9. (Emerging Markets Income Fund only) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements, loan assignments and loan participations and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans.

         As a matter of nonfundamental policy, each Fund may not:

         (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its total assets in another investment company, and may not invest more than 10% of its total assets in other investment companies;

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) (Global Small Company Fund and Global Bond Fund only) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;

         (e) (Emerging Markets Income Fund only) invest more than 15% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;

         (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, and in equity securities which are not readily marketable except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the Fund's total assets provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (j)      purchase or sell real estate limited partnership interests;

         (k) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. Each Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of its total assets;

         (l) (Global Small Company Fund only) borrow money (including reverse repurchase agreements) in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks;

         (m) (Global Bond Fund and Emerging Markets Income Fund only) borrow money in excess of 5% of its total assets (taken at market value), except for temporary or emergency purposes, or borrow other than from banks; however, in the case of reverse repurchase agreements, each Fund may invest in such agreements with other than banks subject to total asset coverage of 300% for such agreements and all borrowing;

         (n) (Global Bond Fund only) purchase securities on margin or make short sales, unless by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (o) (Global Small Company Fund only) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (p) (Global Small Company Fund only) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 10% of the value of the Portfolio's net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

         (q) (Global Bond Fund only) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value).

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

                                    PURCHASES

     (See "Purchases" and "Transaction Information" in a Fund's prospectus.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $1,000 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to State Street Bank, Attention: Mutual Funds, 225 Franklin Street, Boston, MA 02110. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $1,000 under certain special plan accounts.

Additional Information About Making Subsequent Investments


         With respect to Global Small Company Fund and Emerging Markets Income Fund, subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc., by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectuses. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancelation. In the event of such cancelation or cancelation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancelation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the relevant Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the relevant Fund.

Additional Information About Making Subsequent Investments by AutoBuy

             Shareholders, whose predesignated bank account of record is a Member of the Automated Clearing House Network (ACH) and have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before the close of trading on the Exchange (normally 4 p.m. eastern time). Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. Shares will be purchased at the net asset value per share calculated at the close of trading on the business day following your call. AutoBuy requests after 4 p.m. eastern time will begin their processing the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Auto Buy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

             In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

             The Fund employs  procedures,  including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

          A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.


         If shares are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Corporation or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.


Wire Transfer of Federal Funds

         To purchase shares of Global Bond Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the Exchange (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays are Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.


Share Price


         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Fund's Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Corporation to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.

Other Information

         If purchases or redemptions of a Fund's shares are arranged and settlement is made, at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.


         The Board of Directors and the Distributor each has the right to limit the amount of purchases by and to refuse to sell to any person, and each may suspend or terminate the offering of shares of a Fund at any time.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.


         The Corporation may issue shares of each Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and Redemptions" and "Transaction information"
                            in a Fund's prospectus.)

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $1,000. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in a Fund's prospectus.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Corporation employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Corporation does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Corporation will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Corporation, the Funds, and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone


         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.


         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Corporation employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Corporation does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Corporation will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption by AutoSell

             Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoSell program may sell shares of the Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests after 4 p.m. eastern time will begin their processing the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

             In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

             The Fund employs  procedures,  including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax


         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.


Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Corporation is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.

Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge although wire charges may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")


         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustees or custodian of the Plan for the requirements.


         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over a Fund may by order permit such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         If transactions at any time reduce a shareholder's account balance in a Fund to below $1,000 in value, the Fund may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Fund will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by a Fund. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Directors have the authority to change the minimum account size.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS

              (See "Shareholder benefits" in a Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

======================== ====================== ====================== ====================== ======================
                                Scudder                                                         No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund     Load Fund with 0.75%      0.25% 12b-1 Fee
                                                                             12b-1 Fee
----------------------  ---------------------- ---------------------- ---------------------- ----------------------

          10                    $25,937                $23,733                $24,222                $25,354
---------------------- ---------------------- ---------------------- ---------------------- ----------------------

          15                    41,772                 38,222                 37,698                 40,371
---------------------- ---------------------- ---------------------- ---------------------- ----------------------

          20                    67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================


         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividend and Capital Gain Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the same Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in a Fund's Prospectus for the address.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.


         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification


         Your investment in Global Small Company Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.


Scudder Funds Centers


         Investors may visit any of the Funds Centers maintained by the Distributor listed in each Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in each Fund's prospectus.


Reports to Shareholders


         The Corporation issues to each Fund's shareholders semiannual and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to each Fund's shareholders informal quarterly reports during the intervening quarters, containing certain performance and investment highlights of that Fund.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

        (See "Investment products and services" in a Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $1,000 or $500 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in investment-grade municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in

          * These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         long-term municipal securities with an emphasis on high quality.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S.
         and foreign issuers. Income is an incidental consideration.

         Scudder   Global  Small  Company  Fund  seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

          * These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds; shares redeemable at net asset value at any time.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
               Automatic Withdrawal Plan" in a Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

        Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.


Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account


         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.


         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,250 for married couples if one spouse has earned income of no more than $250). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)



                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution
---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket
---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681


Scudder 403(b) Plan


         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

Scudder Trust Company

         Annual service fees are paid by the Fund to Scudder Trust Company, an affiliate of the Adviser, for certain retirement plan accounts and are included in the fees paid to the Transfer Agent.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

                       (See "Distribution and performance
                    information--Dividends and capital gains
                     distributions" in a Fund's prospectus.)

         Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses.
Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")


         Global Small Company Fund intends to distribute investment company taxable income and any net realized capital gains in December each year. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary.


         Global Bond Fund intends to declare daily and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from Fund investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in December. Distributions of certain realized gains or losses on the sale or retirement of securities denominated in foreign currencies held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, are treated as ordinary income or loss and will also normally be made in December.

         Emerging Markets Income Fund intends to distribute investment company taxable income (exclusive of net short-term capital gains in excess of net long-term capital losses) quarterly in March, June, September and December each year. Distributions, if any, of net realized capital gain during each fiscal year will normally be made in December. Additional distributions may be made if necessary.


         All distributions will be made in shares of each Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                             PERFORMANCE INFORMATION

                (See "Distribution and performance information--
                Performance information" in a Fund's prospectus.)

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for, where applicable, the periods of one year, five years, ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
                  Where:

                         P       =   a hypothetical initial investment of $1,000
                         T       =   Average Annual Total Return
                         n       =   number of years
                         ERV     =   ending  redeemable  value: ERV is
                                     the  value,   at  the  end  of  the
                                     applicable     period,     of     a
                                     hypothetical $1,000 investment made
                                     at the beginning of the  applicable
                                     period.

         Average Annual Total Return for periods ended October 31, 1995

                                          One Year              Life of the Fund


Global Small Company Fund                 8.32%                  10.70%(1)
Global Bond Fund*                         5.43%                   5.70%(2)
Emerging Markets Income Fund              3.46%                   -.11%(3)

         (1) For the period beginning September 10, 1991.
         (2) For the period beginning March 1, 1991.
         (3) For the period beginning December 31, 1993.
         * On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.


Cumulative Total Return


         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):


                                  C = (ERV/P)-1
                  Where:

                        C       =    Cumulative Total Return
                        P       =    a hypothetical initial investment of $1,000
                        ERV     =    ending  redeemable  value: ERV is the
                                     value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended October 31, 1995

                                         One Year              Life of the Fund



Global Small Company Fund                 8.32%                   52.37%(1)
Global Bond Fund*                         5.43%                   29.58%(2)
Emerging Markets Income Fund              3.46%                    -.20%(3)


         (1) For the period beginning September 10, 1991.
         (2) For the period beginning March 1, 1991.
         (3) For the period beginning December 31, 1993.

         * On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Capital Change


         Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital Change does not include the reinvestment of income dividends.

SEC Yields of Global Bond Fund and Emerging Markets Income Fund


         A Fund's yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]

                  Where:

                        a   =   dividends and interest earned during the period,
                                including  amortization of market premium or
                                accretion of market discount
                        b   =   expenses accrued for the period (net of
                                reimbursements)
                        c   =   the average daily  number of shares  outstanding
                                during the period that were entitled to receive
                                dividends
                        d   =   the maximum offering price per share on the last
                                day of the period


                  Calculation of the Fund's SEC yield does not take into account "Section 988 Transactions." (See "TAXES.")

         The SEC net annualized yield for the 30-day period ended October 31, 1995 was 6.92% for Global Bond Fund. On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.

          The SEC net annualized yield for the 30-day period ended October 31, 1995 was 13.08% for Emerging Markets Income Fund.


         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Fund's expenses.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         Because some or all each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part that Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:

                  The Europe/Australia/Far East (EAFE) Index
                  International Finance Corporation's Latin America Investable
                   Total Return Index
                  Morgan Stanley Capital International World Index
                  J.P. Morgan Global Traded Bond Index
                  Salomon Brothers World Government Bond Index
                  NASDAQ Composite Index
                  Wilshire 5000 Stock Index


         The following graph illustrates the historical risks and returns of selected unmanaged indices which track the performance of various combinations of United States and international securities for the ten year period ended December 31, 1995; results for other periods may vary. The graph uses ten year annualized international returns represented by the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index and ten year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall portfolio performance within each index. Performance of an index is historical, and does not represent the performance of a Fund, and is not a guarantee of future results.

CHART TITLE--

            ---------------------------------------------------------
                               EFFICIENT FRONTIER
                 S&P 500 vs. MSCI EAFE Index (12/31/85-12/31/95)
            ---------------------------------------------------------

CHART DATA----
                                         Standard
                                         Deviation
                   Total                 (Portfolio
                  Return                 Volatility
                 (Reward)                 --Risk)             Indices
               ------------          ------------------       ---------------
                   13.63                  19.100%             Int'l MSCI EAFE
                   13.92                  18.10               US/90 Int'l
                   14.18                  17.                 20/80
                   14.4                   16.30               U.S./70 Int'l
                   14.58                  15.                 40/60
                   14.73                  14.50               U.S./50Int'l
                   14.83                  14.                 60/40
                   14.9                   14.70               U.S./30 Int'l
                   14.92                  14.                 80/20
                   14.91                  14.90               U.S./10 Int'l
                   14.86                  14.100%             U.S. S&P 500



Source:  Lipper Analytical Services, Inc. (Data as of 12/31/95)


         From time to time, in marketing and other Fund literature, Directors and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


Scudder's Theme: Build Create Provide. Marketing and fund literature may refer to Scudder's theme: "Build Create Provide." This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important -- your family, future, and/or your community.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.


The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.


Global  Investor,  a  European   publication  that  periodically   reviews   the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,  risk  and   portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

                (See "Fund organization" in a Fund's prospectus.)

         Each Fund is a separate series of Scudder Global Fund, Inc., a Maryland corporation organized on May 15, 1986. Scudder Global Fund and Scudder International Bond Fund are the other series of the Corporation. On December 6, 1995, shareholders of Scudder Short Term Global Income Fund approved the change in name and investment objective and policies.

         The authorized capital stock of the Corporation consists of 800 million shares with $.01 par value, 100 million shares of which are allocated to Global Small Company Fund, 300 million shares of which are allocated to Global Bond Fund and 100 million shares of which are allocated to Emerging Markets Income Fund. Each share of each series of the Corporation has equal voting rights as to each other share of that series as to voting for Directors, redemption, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

         The Directors, in their discretion, may authorize the division of shares of a series into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of any subsequently created classes may bear different expenses in connection with different methods of distribution of their classes. The

Directors have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of a series.


         Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports.

         The Articles of Amendment and Restatement provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act shall not be liable to the Corporation or its shareholders for damages. As a result, Directors of the Corporation may be immune from liability in certain instances in which they could otherwise be held liable. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director, officer, employee or agent against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         No series of the Corporation shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER

      (See "Fund organization--Investment adviser" in a Fund's prospectus.)


         Scudder, Stevens & Clark, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Funds. This organization is one of the most experienced investment management firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for each Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by the Adviser's own research specialists. The Adviser's international investment management team travels the world, researching hundreds of companies.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results for that Fund.

         The Investment Management Agreements (the "Agreements") for Global Small Company Fund, Global Bond Fund and Emerging Markets Income Fund are dated September 3, 1991, September 7, 1993 and December 29, 1993, respectively. The continuance of the agreements was approved by the Directors on September 7, 1995 for Global Small Company Fund, Global Bond Fund, and Emerging Markets Income Fund. Each Agreement will continue in effect until September 30, 1996 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to each Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Directors or of a majority of the outstanding voting securities of the respective Fund. Each Agreement may be terminated at any time without payment of penalty by either party on sixty days written notice, and automatically terminates in the event of its assignment.

         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Internal Revenue Code of 1986 and to the Fund's investment objectives, policies and restrictions, as each may be amended, and subject, further, to such policies and instructions as the Board of Directors may from time to time establish.


         Under each Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.


         The Adviser pays the compensation and expenses except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts of all Directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such directors, officers and employees of the Adviser as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.

         For these services, Global Small Company Fund pays the Adviser an annual fee equal to 1.10% of the average daily net assets of such Fund. For the fiscal year ended October 31, 1993, with respect to Global Small Company Fund, the Adviser did not impose a portion of its management fee amounting to $494,930 and the portion imposed amounted to $573,589. For the fiscal year ended October 31, 1994, the Adviser did not impose a portion of its management fee amounting to $160,728 and the amount imposed amounted to $2,497,457. For the fiscal year ended October 31, 1995, the management fee amounted to $2,573,030.

         Global Bond Fund pays the Adviser an annual fee equal to 0.75 of 1.00% of the first $1 billion of average daily net assets of such Fund and 0.70 of 1.00% of such net assets in excess of $1 billion. Prior to September 7, 1993, Global Bond Fund paid a fee equal to 0.75 of 1.00% of average daily net assets under an Agreement dated March 17, 1992. For the fiscal year ended October 31, 1993, with respect to Global Bond Fund, the Adviser did not impose a portion of its management fee amounting to $1,221,474 and the portion imposed amounted to $6,856,777. For the fiscal year ended October 31, 1994, the Adviser did not impose a portion of its management fee amounting to $1,176,118 and the portion imposed amounted to $4,625,076. For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee amounting to $844,364 and the portion imposed amounted to $2,392,536.

         Emerging Markets Income Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund's average daily net assets. For the fiscal period December 31, 1993 (commencement of operations) to October 31, 1994, with respect to Emerging Markets Income Fund, the Adviser did not impose a portion of its management fee amounting to $364,316 and the portion imposed amounted to $130,294. For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee amounting $223,375, and the portion imposed amounted to $1,037,443.

         The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed, with respect to Global Bond Fund, not to impose all or a portion of its management fee and to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets of each Fund until February 28, 1997. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance.

         Under  each  Agreement,  a Fund is  responsible  for  all of its  other expenses including: organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. Each Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto.


         The Adviser has agreed in each Agreement to reimburse a Fund for annual expenses to the extent required by the lowest expense limitations imposed by any states in which the Corporation is at the time offering a Fund's shares for sale, although no payments are required to be made by the Adviser pursuant to this reimbursement provision in excess of the annual fee paid by the Fund to the Adviser. Management has been advised that the lowest of such limitations is presently 2 1/2% of such net assets up to $30 million, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations, and other expenses may be excluded from time to time. If reimbursement is required, it will be made as promptly as practicable after the end of that Fund's fiscal year. However, no fee will be imposed by the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro-rata expense limitation at the time of such payment.

         Each Agreement also provides that the Corporation and a Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning such Agreement, the Directors who are not "interested persons" of the Corporation have been represented by independent counsel at the relevant Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Directors may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name and Address                     Position with Corporation      Principal Occupation**       Services, Inc.
----------------                     -------------------------      ----------------------       -----------------

Edmond D. Villani*#++                Chairman of the Board and      President and Managing            --
                                     Director                       Director of Scudder,
                                                                    Stevens & Clark, Inc.

Nicholas Bratt*#@++                  President-Scudder Global       Managing Director of              --
                                     Bond Fund, Scudder             Scudder, Stevens & Clark,
                                     International Bond Fund,       Inc.
                                     Scudder Global Small Company
                                     Fund and Scudder Emerging
                                     Markets Income Fund; and
                                     Director

Daniel Pierce*+                      Vice President and Director    Chairman of the Board &      Vice President,
                                                                    Managing Director of         Assistant Treasurer
                                                                    Scudder, Stevens & Clark,    and Director
                                                                    Inc.

Paul Bancroft III                    Director                       Venture Capitalist and            --
1120 Cheston Lane                                                   Consultant; Retired,
Queenstown, MD 21658                                                President, Chief Executive
                                                                    Officer and Director,
                                                                    Bessemer Securities
                                                                    Corporation



                                       57

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name and Address                     Position with Corporation      Principal Occupation**       Services, Inc.
----------------                     -------------------------      ----------------------       -----------------

Sheryle J. Bolton                    Director                       Consultant                        --
560 White Plains Road
Tarrytown, NY 10591

Thomas J. Devine                     Director                       Consultant                        --
641 Lexington Avenue 28th Floor
New York, NY 10022

William H. Gleysteen, Jr.            Director                       President, The Japan              --
333 East 47th Street                                                Society, Inc.
New York, NY 10017

William H. Luers                     Director                       President, The                    --
1000 Fifth Avenue                                                   Metropolitan Museum of Art
New York, NY 10028


Robert G. Stone, Jr.                 Honorary Director              Chairman of the Board &          --
405 Lexington Avenue 39th Floor                                     Director, Kirby
New York, NY 10174                                                  Corporation (inland and
                                                                    offshore marine
                                                                    transportation and diesel
                                                                    repairs)


Robert W. Lear                       Honorary Director              Executive-in-Residence            --
429 Silvermine Road                                                 Columbia University
New Canaan, CT 06840                                                Graduate School of Business

Adam Greshin+                        Vice President                 Principal of Scudder,             --
                                                                    Stevens & Clark, Inc.

Jerard K. Hartman++                  Vice President                 Managing Director of              --
                                                                    Scudder, Stevens & Clark,
                                                                    Inc.

William E. Holzer++@                 President-Scudder Global Fund  Managing Director of              --
                                                                    Scudder, Stevens & Clark,
                                                                    Inc.

Thomas W. Joseph+                    Vice President                 Principal of Scudder,        Vice President,
                                                                    Stevens & Clark, Inc.        Treasurer, Assistant
                                                                                                 Clerk and Director

David S. Lee+                        Vice President and Assistant   Managing Director of         President, Assistant
                                     Treasurer                      Scudder, Stevens & Clark,    Treasurer and Director
                                                                    Inc.

Douglas M. Loudon++                  Vice President                 Managing Director of         Senior Vice President
                                                                    Scudder, Stevens & Clark,
                                                                    Inc.

                                       58

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name and Address                     Position with Corporation      Principal Occupation**       Services, Inc.
----------------                     -------------------------      ----------------------       -----------------

Thomas F. McDonough+                 Vice President and Secretary   Principal of Scudder,        Clerk
                                                                    Stevens & Clark, Inc.

Pamela A. McGrath+                   Vice President and Treasurer   Managing Director of           --
                                                                    Scudder, Stevens & Clark,
                                                                    Inc.

Gerald J. Moran++                    Vice President                 Principal of Scudder,           --
                                                                    Stevens & Clark, Inc.

Edward J. O'Connell++                Vice President and Assistant   Principal of Scudder,        Assistant Treasurer
                                     Treasurer                      Stevens & Clark, Inc.

Juris Padegs++                       Vice President and Assistant   Managing Director of         Vice President and
                                     Secretary                      Scudder, Stevens & Clark,    Director
                                                                    Inc.

Kathryn L. Quirk++                   Vice President and Assistant   Managing Director of         Vice President
                                     Secretary                      Scudder, Stevens & Clark,
                                                                    Inc.

M. Isabel Saltzman+                  Vice President                 Principal of Scudder,            --
                                                                    Stevens & Clark, Inc.

Cornelia M. Small++                  Vice President                 Managing Director of            --
                                                                    Scudder, Stevens & Clark,
                                                                    Inc.

Coleen Downs Dinneen+                Assistant Secretary            Vice President of Scudder,   Assistant Clerk
                                                                    Stevens & Clark, Inc.

          *         Messrs.  Villani,  Bratt and  Pierce are  considered  by the
                    Corporation   and  its   counsel  to  be  persons   who  are
                    "interested  persons" of the  Adviser or of the  Corporation
                    (within the meaning of the 1940 Act).
          **        Unless otherwise stated, all the Directors and officers have been  associated  with their  respective  companies for more than five years, but not necessarily in the same capacity.
          #         Messrs. Villani and Bratt are members of the Executive Committee, which may exercise powers of the
                    Directors when they are not in session.
          @         The President of a series shall have the status of Vice President of the Corporation.
          +         Address:  Two International Place, Boston, Massachusetts 02110
          ++        Address:  345 Park Avenue, New York, New York 10154


         Certain accounts for which the Adviser acts as investment adviser owned 1,695,974 shares in the aggregate of Global Small Company Fund, or 11.45% of the outstanding shares on January 31, 1996. The Adviser may be deemed to be the beneficial owner of such shares of Global Small Company Fund, but disclaims any beneficial ownership therein.

         Certain accounts for which the Adviser acts as investment adviser owned 1,329,080 shares in the aggregate of Emerging Markets Income Fund, or 6.66% of the outstanding shares on January 31, 1996. The Adviser may be deemed to be the beneficial owner of such shares of Emerging Markets Income Fund, but disclaims any beneficial ownership of them.

         As of January 31, 1996, 1,734,284 shares in the aggregate, 5.66% of the outstanding shares of Global Bond Fund, were held in the name of Charles Schwab & Co., Inc., who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of January 31, 1996, 4,312,330 shares in the aggregate, 21.62% of the outstanding shares of Emerging Markets Income Fund, were held in the name of Charles Schwab & Co., Inc., who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of January 31, 1996 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 407,440 shares, or 2.75% of the shares of Global Small Company Fund outstanding on such date.

         As of January 31, 1996 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 0.22% of the shares of Global Bond Fund outstanding on such date.

         As of January 31, 1996, all the Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 452,560 shares, or 2.27% of the shares of Emerging Markets Income Fund outstanding on such date.


         Except as stated above, to the best of the Corporation's knowledge, as of January 31, 1996, no person owned beneficially more than 5% of each Fund's outstanding shares.

         The Directors and officers of the Corporation also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION


         Several of the officers and Directors of the Corporation may be officers or employees of the Adviser, or of the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Corporation. The Corporation pays no direct remuneration to any officer of the Corporation. However, each of the Directors who is not affiliated with the Adviser will be compensated for all expenses relating to corporation business (specifically including travel expenses relating to Corporation business). Each of these unaffiliated Directors receives an annual Director's fee of $4,000 from a Fund plus $400 for attending each Directors' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Corporation on behalf of a Fund and the Adviser or any of its affiliates. Each unaffiliated Director also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended October 31, 1995, Directors' fees amounted to $46,658 for Global Small Company Fund, $46,857 for Global Bond Fund and $54,889 for Emerging Markets Income Fund.


The following Compensation Table provides in tabular form the following data:

Column (1) All Directors who receive compensation from the Corporation.

Column (2) Aggregate compensation received by a Director from all series of the Corporation - Scudder Global Fund, Inc., which is comprised of Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund.


Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Fund complex. Scudder Global Fund, Inc. does not pay its Directors such benefits.


Column (5) Total compensation received by a Director from Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund, plus compensation received from all funds managed by Scudder for which a Director serves. The total number of funds from which a Director receives such compensation is also provided in column (5). Generally, compensation received by a Director for serving on the board of a closed-end fund is greater than the compensation received by a Director for serving on the board of an open-end fund.


                                             Compensation Table
                                 for the year ended December 31, 1995
============================ ============================== =================== ================== ======================
            (1)                           (2)                      (3)                 (4)                  (5)


                                                                Pension or                          Total Compensation
                                                                Retirement                          From Scudder Global
                                                             Benefits Accrued   Estimated Annual    Fund, Inc. and Fund
      Name of Person,         Aggregate Compensation from    As Part of Fund      Benefits Upon       Complex Paid to
         Position             Scudder Global Fund, Inc.*     Complex Expenses      Retirement            Director
============================ ============================== =================== ================== ======================


 Paul Bancroft III,                     $51,000                    N/A                 N/A               $142,067
   Director                                                                                             (15 funds)

 Sheryle J. Bolton                      $3,815                     N/A                 N/A                $5,501
   Director                                                                                              (7 funds)

 Thomas J. Devine,                      $50,600                    N/A                 N/A               $146,267
   Director                                                                                             (17 funds)

 William H. Gleysteen, Jr.,             $51,000                   $4,133            $_______             $134,650
   Director                                                                                             (13 funds)

 William H. Luers,                      $51,000                    N/A                 N/A               $102,267
   Director                                                                                             (10 funds)

 Robert G. Stone, Jr.,                  $48,200                   $6,788            $_______             $144,302
   Honorary Director                                                                                    (15 funds)


*        Scudder Global Fund, Inc. consists of five Funds:  Scudder Global Fund, Scudder International Bond Fund,
Scudder Global Bond Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund.

                                   DISTRIBUTOR


         The Corporation has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated July 24, 1986 will remain in effect from year to year thereafter only if its continuance is approved annually by a majority of the members of the Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was most recently approved by the Directors on September 7, 1995.

         Under the underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Corporation's registration statement and prospectus and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; any of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and any of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Fund shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, any of the cost of toll-free telephone service and expenses of service representatives, any of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation.

NOTE: Although no Fund currently has a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that each Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers each Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
               Tax identification number" in a Fund's prospectus.)


         Each of the Funds has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Global Small Company Fund, Global Bond Fund and Emerging Markets Income Fund intend to distribute at least annually all of their respective investment company taxable income and net realized capital gains and therefore do not expect to pay federal income tax, although in certain circumstances the Funds may determine that it is in the interest of shareholders to distribute less than that amount.


         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires each Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


         As of October 31, 1995, Global Bond Fund had a net tax basis capital loss carryforward of approximately $9,472,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($4,463,000), and October 31, 2003 ($5,009,000), the
respective expiration dates, whichever occurs first.

         As of October 31, 1995, Emerging Markets Income Fund had a net tax basis capital loss carryforward of approximately $5,033,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($1,611,000), and October 31, 2003 ($3,422,000), the respective expiration dates, whichever occurs first.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.


         Dividends from domestic corporations are expected to comprise some portion of Global Small Company Fund's gross income. To the extent that such dividends constitute any of the Fund's gross income, a portion of the income distributions of the Fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the Fund shares, or the underlying shares of stock held by the Fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholders or the Fund, as the case may be, for less than 46 days.


         Since no portion  of  Emerging  Markets  Income  Fund's or Global  Bond
Fund's income is expected to be comprised of dividends from domestic corporations, none of the Fund's income distributions is expected to be eligible for the deduction for dividends received by corporations.

         Distributions of the excess of net long-term capital gains over net short-term capital losses which a Fund designates as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Global Small Company Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.




         Equity options (including options on stock and options on narrow-based stock indices) written or purchased by Global Small Company Fund and over-the-counter options on debt securities written or purchased by each Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on a Fund's holding period for the option and in the case of an exercise of the option on a Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in a Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Fund is exercised any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.


         Many futures contracts (including foreign currency futures contracts) entered into by a Fund, certain forward foreign currency contracts, and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked-to-market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gains or loss from foreign currency related forward contracts, certain futures and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

         Subchapter M requires that a Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. A Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that a Fund may undertake may be limited.

         Positions of Global Small Company Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.


         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.


         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.



         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though a Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of a Fund which must be distributed to shareholders in order to maintain the qualification of a Fund as a regulated investment company and to avoid federal income tax at the level of a Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

         Subchapter M requires that a Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Options, futures and forward activities of a Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such activities that a Fund may engage in may be limited.



         If a Fund invests in stock of certain passive foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Proposed regulations have been issued which may allow a Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, a Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Each Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

          The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

      (See "Fund organization--Investment adviser" in a Fund's prospectus.)


Brokerage Commissions


         To the maximum extent feasible the Adviser places orders for portfolio transactions through the Distributor which in turn places orders on behalf of a Fund with other brokers and dealers. The Distributor receives no commission, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

         Purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. These transactions do, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for each Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others, if available. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply market quotations to the Scudder Fund Accounting Corp. for appraisal purposes, or who supply research, market and statistical information  to the  Funds  or the  Adviser.  The  term  "research,  market  and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold a Fund's shares. Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Custodian and a credit against the custodian fee due, equal to one-half of the commission on any such transaction will be given on any such transaction. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.


         Although certain research, market and statistical information from brokers and dealers can be useful to the Funds and to the Adviser, it is the opinion of the Adviser that such information will only supplement its own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

         In the fiscal years ended October 31, 1995, 1994 and 1993, Global Small Company Fund paid brokerage commissions of $______, $730,119 and $507,871, respectively. In the fiscal year ended October 31, 1995, the Fund paid brokerage commissions of $______ (_____% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Corporation or Adviser. The amount of such transactions aggregated $________ (____% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

         Under its prior investment objective in the fiscal years ended October 31, 1995 and 1994, Global Bond Fund paid brokerage commissions of $______ and $357,605, respectively, which were not allocated to any particular broker or dealer or with regard to the above mentioned or any other special factors. In the fiscal year ended October 31, 1993, Global Bond Fund paid no brokerage commissions.

         For the fiscal period ended October 31, 1994, Emerging Markets Income Fund paid no brokerage commissions. For the fiscal year ended October 31, 1995, Emerging Markets Income Fund paid $____ in brokerage commissions.

         The Directors intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         Each Fund's average annual portfolio turnover rate (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at the time of acquisition of one year or less). Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under its prior investment objective, Global Bond Fund's portfolio turnover rates for the fiscal years ended October 31, 1995 and 1994 were 182.8% and 272.4%, respectively. Global Small Company Fund's portfolio turnover rates for the fiscal years ended October 31, 1995 and 1994 were 43.7% and 45.8%, respectively. Emerging Markets Income Fund's portfolio turnover rate for the fiscal year ended October 31, 1995 and for the fiscal period ended October 31, 1994 was 302.2% and 180.6%, respectively.


         Economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate for Global Bond Fund and Emerging Markets Income Fund. A higher rate involves greater transaction costs to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Under normal investment conditions, Global Bond Fund's portfolio turnover rate is expected to exceed 200%.

                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by each Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of each Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial Highlights of each Fund included in each Fund's Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, independent accountants and given on the authority of that firm as experts in accounting and auditing.


Other Information

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time such changes may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the investment objectives and policies of each Fund, and such factors as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.

         The CUSIP number of Global Small Company Fund is 811150-40-8.

         The CUSIP number for Global Bond Fund is 811150-30-9.

         The CUSIP number for Emerging Markets Income Fund is 811150-50-7.

         Each Fund's fiscal year end is October 31.

         The law firm of Dechert Price & Rhoads is counsel for the Funds.

         Costs of $51,807 incurred by Global Small Company Fund in conjunction with its organization are amortized over the five year period beginning September 10, 1991.

         Costs of $58,530 incurred by Global Bond Fund in conjunction with its organization are amortized over the five year period beginning March 1, 1991.

         Costs of $76,595.28 incurred by Emerging Markets Income Fund in conjunction with its organization are amortized over the five year period beginning December 31, 1993.

         Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is employed as custodian for the Funds. Brown Brothers Harriman & Co. has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the Investment Company Act.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02210-4103, a wholly-owned subsidiary of the Adviser, computes net asset value for the Funds.

         Global Small Company Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Scudder Fund Accounting Corporation charged Global Small Company Fund an aggregate fee of $63,829 for the fiscal year ended October 31, 1995.

         Global Bond Fund and Emerging Markets Income Fund each pays Scudder Fund Accounting Corporation an annual fee equal to 0.08% of the first $150 million of average net assets, 0.06% of such assets in excess of $150 million and 0.04% of such assets in excess of $1 billion.


         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a wholly-owned subsidiary of the Adviser, is the transfer and dividend paying agent for the Funds. Scudder Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Scudder Service Corporation an annual fee for each account maintained as a participant. The fee incurred by Global Small Company Fund, Global Bond
Fund and Emerging Markets Income Fund for the year ended October 31, 1995 amounted to $594,078, $720,994 and $260,181, respectively, of which $54,590,
$51,237 and $23,796, respectively, is unpaid at October 31, 1995.


         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning the other Fund.

         The Funds' prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Global Small Company Fund


         The financial statements, including the Investment Portfolio of Global Small Company Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto on pages 11 through 30, inclusive, in the Annual Report to Shareholders of the Fund dated October 31, 1995, and are deemed to be a part of this Statement of Additional Information.


Scudder Global Bond Fund


         The financial statements, including the Investment Portfolio of Global Bond Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto on pages 9 through 25, inclusive, in the Annual Report to Shareholders of the Fund dated October
31,  1995,  and  are  deemed  to be a  part  of  this  Statement  of  Additional
Information.


Scudder Emerging Markets Income Fund


         The financial statements, including the Investment Portfolio of Emerging Markets Income Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto on pages 10 through 23, inclusive, in the Annual Report to Shareholders of the Fund dated October 31, 1995, and are deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Global Small
Company Fund


Annual Report
October 31, 1995


o For investors seeking above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

o  A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER GLOBAL SMALL COMPANY FUND


CONTENTS

 2  In Brief

 3  Letter from the Fund's Chairman

 4  Performance Update

 5  Portfolio Summary

 6  Portfolio Management Discussion

 11 Investment Portfolio

 20 Financial Statements

 23 Financial Highlights

 24 Notes to Financial Statements

 30 Report of Independent Accountants

 31 Tax Information

 32 Shareholder Meeting Results

 33 Officers and Directors

 34 Investment Products and Services

 35 How to Contact Scudder


IN BRIEF

o For the year ended October 31, 1995, Scudder Global Small Company Fund generated a total return of 8.32%, including a capital gain distribution of $0.08 per share. The Fund's return reflects the fact that most international markets failed to keep pace with the U.S. stock market over the fiscal period.

o Investor enthusiasm for technology-related companies has been supported by a rapid increase in the earnings generated by these businesses. Outstanding performers in the U.S. technology sector included Atmel, a U.S. semiconductor manufacturer specializing in the production of high-performance, low voltage devices for portable computing and communications applications. Outside the U.S., German software manufacturer SAP AG, the Fund's largest position, has appreciated 614% since the Fund's purchase, with a 136% gain coming in fiscal 1995.

o Going forward, we believe that U.S. companies will continue to push aggressively for productivity gains, and we are constructive long-term on the domestic market despite current high valuations. In Europe, the possibility of widespread business reorganization is a leading principle behind our continued investment focus on that region. Japan, by contrast, remains an expensive and troubled country from an investment perspective.

LETTER FROM THE FUND'S CHAIRMAN

Dear Shareholders,

         Scudder Global Small Company Fund provided a positive total return of 8.32% for the annual period ended October 31, 1995. The Fund's return reflects the fact that most international markets have failed to keep pace with the U.S. stock market, which returned 26.44% for the same 12 months.

         The outperformance of U.S. stocks suggests that a degree of caution is warranted with respect to that market going forward. We expect U.S. valuations relative to international markets to change in the coming months as our domestic market peaks under pressure from slowing earnings growth and as several factors combine to heighten demand for non-U.S. investments. Furthermore, we believe economic cycles in many foreign markets are more favorable for equity investment than in the United States, where the benefits of corporate restructuring have been most fully realized. As always, smaller companies provide some of the best opportunities for significant capital appreciation, and we are confident that Scudder Global Small Company Fund is well-positioned to provide attractive returns for its shareholders over time.

         We would also like to take this opportunity to announce that on October 6, 1995, we introduced Scudder Small Company Value Fund, a pure no-load(TM) mutual fund designed to seek long-term growth of capital through a disciplined, value-oriented approach to investing in U.S. small stocks. For more information about Scudder Small Company Value Fund and other investment products and services, see page 34.

                              Sincerely,
                              /s/Edmond D. Villani
                              Edmond D. Villani
                              Chairman,
                              Scudder Global Small Company Fund

SCUDDER GLOBAL SMALL COMPANY FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER GLOBAL SMALL COMPANY FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,832     8.32%     8.32%
Life of
  Fund*   $15,237    52.37%    10.70%

MSCI WORLD INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,948     9.48%     9.48%
Life of
  Fund*   $14,412    44.12%     9.37%

* The Fund commenced operations on
  September 10, 1991. Index comparisons
  begin September 30, 1991.


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Global Small Company Fund
Year            Amount
----------------------
9/91*          $10,000
10/91          $ 9,770
4/92           $10,107
10/92          $ 9,894
4/93           $11,558
10/93          $13,459
4/94           $13,496
10/94          $13,837
4/95           $13,090
10/95          $14,988

MSCI World Index
Year            Amount
----------------------
9/91*          $10,000
10/91          $10,159
4/92           $ 9,696
10/92          $ 9,628
4/93           $11,213
10/93          $12,228
4/94           $12,542
10/94          $13,163
4/95           $13,763
10/95          $14,412

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia, and the Far East. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31


                       1991*   1992    1993    1994    1995
                     ----------------------------------------
NET ASSET VALUE...   $11.92  $12.05  $16.14  $16.27  $17.54
INCOME DIVIDENDS..   $   --  $  .02  $  .07  $  .18  $   --
CAPITAL GAINS
DISTRIBUTIONS.....   $   --  $   --  $  .12  $  .15  $  .08
FUND TOTAL
RETURN (%)........     -.67    1.26   36.04    2.80    8.32
INDEX TOTAL
RETURN (%)........     1.59   -5.23   27.01    7.65    9.48



All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the one year and life of Fund periods would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
GEOGRAPHICAL (Excludes 11% Cash Equivalents)
---------------------------------------------------------------------------

Europe                   39%
U.S. & Canada            32%              The Fund's Japan position
Pacific Basin            12%              has been reduced in favor of
Japan                    11%              the U.S., the Pacific Basin,
Latin America             6%              and, in particular, Europe.
                        ----
                        100%
                        ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes 11% Cash Equivalents)
--------------------------------------------------------------------------
Technology              15%
Financial               13%
Health                  11%               The Fund's technology position
Manufacturing           10%               has been trimmed, but is still
Service Industries       9%               significant, partly as the result
Consumer Staples         9%               of price appreciation of these
Consumer Discretionary   8%               holdings.
Energy                   6%
Durables                 4%
Other                   15%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------
 1. SAP AG
        German computer software manufacturer
 2. ATMEL CORP.
        U.S. developer and manufacturer of integrated circuits
 3. ARAN ENERGY PLC
        Oil and natural gas exploration in Ireland
 4. THOMAS NELSON, INC.
        U.S. publisher
 5. BANK OF IRELAND PLC
        Bank
 6. STERLING SOFTWARE INC.
        Computer software products in the U.S.
 7. AUTOLIV AB
        Swedish manufacturer of safety airbags for automobiles
 8. JAPAN ASSOCIATED FINANCE CO.
        Venture capital company
 9. SERCO GROUP PLC
        Facilities management company in the United Kingdom
10. TIBBETT AND BRITTEN GROUP PLC
        British transportation services for manufacturing and retail industries

German SAP AG has become a dominant provider of software applications for businesses employing client-server technology.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 11.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER GLOBAL SMALL COMPANY FUND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

         For the year ended October 31, 1995, Scudder Global Small Company Fund generated a total return of 8.32%. Net asset value per share rose from $16.27 to $17.54 over the 12-month period. Included in the Fund's total return is a capital gain distribution of $0.08 per share. The unmanaged Morgan Stanley Capital International (MSCI) World Index, which has a higher weighting in large capitalization stocks than your Fund, returned 9.48% for the same period.

                            U.S. Market Leads the Way

         One year ago, the consensus outlook for U.S. stocks was negative. Consensus opinion was proven wrong, however, as 1995 unfolded into one of the best years for domestic equity performance in the last decade. During the Fund's fiscal year, U.S. companies produced earnings gains in a slow-growth, low-inflation economy, while interest rates reversed course and trended down after rising for most of 1994. Cost cutting, increased global competitiveness, the weak U.S. dollar, and the explosion in deployment of technology generated exceptional profit growth in several sectors of the economy. In addition, legislative efforts were undertaken to reduce personal income and capital gains taxation and to address the federal budget deficit. This set of circumstances, clearly positive for equity investing, was not matched in any other part of the world.

         In Latin America, by contrast, the fiscal year began with the collapse of the Mexican peso and the unraveling of the region's equity markets. The Fund's Latin American losses were quite modest, however, as we held only a small percentage of the portfolio in this part of the world.

         Japan is impossible to ignore due to its 24% weighting in the MSCI World Index. From our perspective, the Japanese market remains expensive. Price-to-earnings ratios -- the conventional valuation yardstick -- are still significantly higher in Japan than in virtually all other world markets, even after a five-year bear market. In addition, real estate values remain inflated, and corporate restructuring measures are not being implemented at a rate we consider acceptable. We continue to find it difficult to identify Japanese investments at attractive prices. Nevertheless, our analysts have detected some signs of recovery and attitude changes on the part of government and business. What is needed is renewed confidence at the consumer level.

         Our participation in Asian markets continues to include Malaysia, Korea, Hong Kong, Singapore, Thailand, and Australia. We have become increasingly interested in Indonesia and less optimistic regarding Hong Kong and Malaysia. Indonesia possesses a number of investment attributes we find particularly attractive, including one of the world's largest populations and a rapidly emerging consumer market. Moreover, our research indicates that the country does not face the near-term prospects for overheating now appearing in Malaysia and some of the other Pacific Rim countries. In Hong Kong, we believe China's sovereignty in 1997 over the colony poses considerable risk and we are cautious about investments there.

         European markets started the fiscal year slowly but appreciated modestly in local currency terms later in the period. The decline in the value of the U.S. dollar aided returns for the Fund's European holdings through currency translation effects. Overall, however, European equity markets were not able to attract as much investment interest as our domestic market. One reason:
Interest rates did not fall as much in Europe as in the United States. Another source of unease was the volatile European political landscape, as investors continue to fret about the challenges of achieving the fiscal policy goals laid out by the Maastricht Treaty. Finally, European companies have not been as aggressive as those in the United States regarding the restructuring of their operations. We believe European management will be forced to respond increasingly to more efficient global competition by undertaking many of the streamlining measures already implemented in the United States. The outcome will be significantly more profitable businesses.

                    Technology Sector Gains Help Performance

         For much of the year the Fund's industry exposure was increasingly weighted toward the technology sector, as this area clearly was producing the most significant returns in the world markets. Investor enthusiasm for technology-related companies has been supported by a rapid increase in the earnings generated by these businesses. We believe this growth in earnings derives from unusually robust conditions for four major technological product groups. Specifically, cellular telephone penetration rose significantly, personal computer sales were driven by a new product cycle and home purchases, corporate data processing is undergoing a shift toward network-distributed computing, and the commercialization of the Internet and other on-line services is establishing the basis for new transaction-processing industries. One byproduct of this boom has been a semiconductor parts shortage, accompanied by higher parts prices and increased profits for that group as well. The Fund participated in each of these developments through a number of holdings that produced significant gains.

         Outstanding performers in the U.S. technology sector included Atmel, one of the Fund's largest holdings. Atmel is a U.S. semiconductor manufacturer specializing in the production of high-performance, low-voltage devices for portable computing and communications applications. Atmel has produced an exceptional record of sales and earnings growth over the past five years. Other successful U.S. technology investments for the Fund included Ascend Communications, U.S. Robotics, Shiva Corp., and Sterling Software.

         Outside the U.S., German software manufacturer SAP AG, the Fund's largest position, is worthy of special comment. In late 1993, SAP introduced its multicurrency R/3 client/server software product for multinational corporations. The rollout of the R/3 met with success on a global scale and rapidly growing sales of this high margin product translated quickly into significant profits. From a virtually unknown position, SAP now ranks among the world's largest software enterprises, has been added to the German DAX index, and has a market value in excess of many top German companies, including BMW. SAP shares have appreciated 614% since the Fund's purchase, with a 136% gain in fiscal 1995.

         In August, it began to appear to us that valuations in the technology sector were probably reflecting optimistic earnings projections too far into the future. We therefore took action to reduce the Fund's exposure to the group in September through the sale or reduction of several holdings, including Silicon Valley Group, Integrated Process Equipment, Shiva Corp., and Maxim Integrated Products.

         Investments not predominantly related to technology that have performed well for the Fund and deserve mention include the Australian soft drink company Coca-Cola Amatil, the Swedish automobile airbag manufacturer Autoliv, the Eastern European media business Central European Media, the German-based kidney dialysis company Fresenius, Spanish energy enterprise Gas Natural, and the Italian eyeglass producer Luxottica. In addition, your Fund was the beneficiary of several takeovers during the year, each of which produced significant gains.

         On the negative side of the ledger, many of the Fund's Japanese holdings declined markedly in value, as Japanese small stocks underperformed even the weak broader market. Also, two substantial Fund holdings outside of Japan proved particularly disappointing. Tibbett & Britten, the U.K. transportation logistics company, suffered from a deterioration in the economics of its auto transport contract with Ford Motor Company. The company is currently working with Ford to renegotiate the contract on terms that would allow for a reasonable rate of return. U.S. publisher Thomas Nelson reported an earnings disappointment just before the close of the Fund's fiscal year. This was particularly surprising in that management had recently conducted a public offering of new shares. Purchasers of those shares sold aggressively on the news, driving down Nelson's share price from $25 to $15.88 in one day.

         The Fund's currency hedging activities are generally modest and implemented on an opportunistic basis. In the second half of 1995, the Fund hedged its Japanese holdings at a particularly good time. During the summer, the yen became overbought in our view, and a significant hedge was accordingly placed against the Fund's Japan holdings. As the U.S. dollar subsequently strengthened, the dollar value of your Japanese holdings was preserved. We engaged in no hedging as it pertains to European currencies during the year.

                              Outlook and Strategy

         Going forward, the most pressing issues are the prospects in 1996 for our U.S. holdings and the development of an investment perspective on Asia, particularly Japan. We believe that U.S. companies will continue to push aggressively for productivity gains. Moreover, there are encouraging signs from Washington that the government is on the road to becoming more fiscally responsible. Taken together, these trends bode well for the long-term health of U.S. industry and we are bullish long-term on our domestic economy. However, we realize that equity markets rarely proceed upward in a smooth fashion, and valuations by any standard are high. Our relatively low position in U.S. securities reflects our view that superior returns for fiscal 1996 lie mostly outside the U.S.

         Europe appears reasonably valued compared with the United States, but aggressive restructuring must take place to improve competitive positions and potential profits. As outlined above, we believe that these changes are coming;

the possibility of business reorganization throughout Europe is a leading principle behind our continued investment focus on this region. Over the long term, however, higher growth in earnings will probably come from companies in Asia, and we continue to hunt for opportunity there.

         Scudder Global Small Company Fund remains focused on finding small growth companies worldwide with the potential for increasing earnings at well-above-average rates. We believe the Fund's careful stock selection process continues to make it an excellent vehicle for long-term investors seeking the benefits of small stock investing.

Sincerely,
Your Portfolio Management Team

/s/Gerald J. Moran                  /s/Elizabeth J. Allan
Gerald J. Moran                     Elizabeth J. Allan

/s/Carol L. Franklin                /s/Joan R. Gregory
Carol L. Franklin                   Joan R. Gregory

              Scudder Global Small Company Fund: A Team Approach to
                                    Investing

   Scudder Global Small Company Fund is run by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

   Lead Portfolio Manager Gerald J. Moran has set Scudder Global Small Company Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Gerry joined Scudder's equity research and management area in 1968 and has been a portfolio manager since 1985. Portfolio Manager Elizabeth Allan, who joined the team in 1994, concentrates on the Fund's Pacific Basin investments. Elizabeth has been a portfolio manager at Scudder since 1991 and joined the firm in 1987. Carol L. Franklin, Portfolio Manager, contributes expertise on the Fund's European investments, a role she has filled since the Fund commenced operations. Carol has worked on international equity investing as a portfolio manager at Scudder since 1981. Joan Gregory, Portfolio Manager, joined the team in 1994 and focuses on stock selection, a role she has played since she joined Scudder in 1992. Joan has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

                                     INVESTMENT PORTFOLIO AS OF OCTOBER 31, 1995
--------------------------------------------------------------------------------

                     % of       Principal                                                                   Market
                  Portfolio    Amount ($)                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
                     7.9%      REPURCHASE AGREEMENT
                               19,822,000   Repurchase Agreement with Donaldson, Lufkin & Jenrette dated
                                             10/31/95 at 5.875% to be repurchased at $19,825,235 on
                                             11/1/95, collateralized by a $14,085,000 U.S. Treasury
                                             Note, 11.875%, 11/15/03 (Cost $19,822,000).................   19,822,000
                                                                                                          -----------
                     3.6%      COMMERCIAL PAPER
                                9,000,000   General Electric Capital Corp., 5.73%, 11/7/95 (Cost
                                             $8,991,405)................................................    8,991,405
                                                                                                          -----------
                     7.5%      PREFERRED STOCKS

                                 Shares
                               --------------------------------------------------------------------------------------
GERMANY                             3,700   Fresenius AG (Developer, manufacturer and distributor of
                                             pharmaceutical and medical systems products)...............    2,956,951
                                    3,040   Hornbach Holding AG (Supermarket chain specializing in
                                             building materials and gardening products).................    3,055,765
                                    3,080   Marschollek Lautenschlaeger und Partner AG (Leading
                                             independent life insurance company)........................    2,067,628
                                   70,200   SAP AG (Computer software manufacturer).....................   10,771,613
                                                                                                          -----------
                                            TOTAL PREFERRED STOCKS (Cost $6,008,191)....................   18,851,957
                                                                                                          -----------
                    81.0%      COMMON STOCKS
ARGENTINA            1.2%         585,035   Central Costanera "B" (Electric utility)....................    1,620,466
                                  776,200   Dalmine Siderca (Steel producer)............................      582,121
                                   51,800   Quilmes Industrial S.A. (Leading beer distributor)..........      911,680
                                                                                                          -----------
                                                                                                            3,114,267
                                                                                                          -----------
AUSTRALIA            2.0%         673,807   Ampol Exploration Ltd.* (Oil and gas exploration company)...    1,334,508
                                  240,000   Coca Cola Amatil Ltd.* (Soft drink bottler and
                                             distributor)...............................................    1,857,451

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----
                                                                              11

SCUDDER GLOBAL SMALL COMPANY FUND
-------------------------------------------------------------------------------

                     % of                                                                          Market
                  Portfolio    Shares                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
                                1,627,100   E.R.G. Australia Ltd. (Producer and installer of electronic ticketing equipment, and manufacturer of radio
                                             communication equipment)...................................    1,970,715
                                                                                                          -----------
                                                                                                            5,162,674
                                                                                                          -----------
AUSTRIA              0.8%           9,620   Flughafen Wien AG (Operator of terminals and facilities at
                                             Vienna International Airport)..............................      617,919
                                   20,100   Mayr Meinhof Karton AG (Leading carton producer)............    1,173,337
                                    3,700   VAE Eisenbahnsysteme AG (Manufacturer of electronic control
                                             systems for use in rail transportation technology).........      331,081
                                                                                                          -----------
                                                                                                            2,122,337
                                                                                                          -----------
BRAZIL               1.4%         773,000   Rhodia-Ster (Manufacturer of PET resin, polyester and
                                             acrylic fibers)............................................    1,036,829
                                  182,800   Rhodia-Ster (GDR)...........................................    2,422,100
                                                                                                          -----------
                                                                                                            3,458,929
                                                                                                          -----------
CANADA               0.6%         179,000   Petromet Resources Ltd* (Exploration and production of
                                             natural gas in Alberta)....................................      427,463
                                  132,100   Reko International Group, Inc.* (Designer and manufacturer
                                             of injection moulds and other industrial tools)............      418,974
                                   30,000   Renaissance Energy Ltd.* (Exploration, production and
                                             marketing of crude oil and natural gas, operating in
                                             Alberta)...................................................      663,246
                                                                                                          -----------
                                                                                                            1,509,683
                                                                                                          -----------
CHILE                1.5%          76,400   Cristalerias de Chile (ADR) (Glassworks)....................    1,852,700
                                   80,000   Santa Isabel S.A.* (Supermarket chain)......................    1,810,000
                                                                                                          -----------
                                                                                                            3,662,700
                                                                                                          -----------
CZECH REPUBLIC       1.5%         171,100   Central European Media Enterprises Ltd. "A"* (Owner and
                                             operator of national and regional private commercial
                                             television stations in central Europe and Germany).........    3,935,300
                                                                                                          -----------
FRANCE               1.5%          14,100   Essilor International (Manufacturer of various types of
                                             lenses, eyeglasses, contact lenses and optical measuring
                                             instruments)...............................................    2,614,857
                                   14,550   Sligos SA (Electrical payment and computing engineering
                                             services company)..........................................    1,261,199
                                                                                                          -----------
                                                                                                            3,876,056
                                                                                                          -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
 12

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                     % of                                                                          Market
                  Portfolio    Shares                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
GERMANY              0.2%          12,600   Hornbach Baumarkt AG (Do-it-yourself home improvement
                                             retailer)..................................................      635,505
                                                                                                          -----------
HONG KONG            1.3%       6,436,000   Hong Kong Toy Centre International, Ltd. (Major toy
                                             manufacturer)..............................................      395,398
                                1,068,600   Jinhui Shipping and Transportation Ltd.* (Operator of cargo fleet of ships transporting steel, iron ore, non-ferrous
                                             metals and agricultural products)..........................    1,415,895
                                  357,000   Johnson Electric Holdings Ltd. (Designer and manufacturer of
                                             micrometers for domestic and commercial uses)..............      745,703
                                  700,000   Sime Darby Hong Kong (Vehicle distributor)..................      765,032
                                    1,501   Yips Hang Cheung (Manufacturer of mixed solvents and
                                             paints)....................................................          233
                                                                                                          -----------
                                                                                                            3,322,261
                                                                                                          -----------
INDIA                0.4%          95,700   Indian Rayon & Industries Ltd. (GDR) (Manufacturer and
                                             marketer of rayon yarn and textiles).......................    1,112,513
                                                                                                          -----------
INDONESIA            3.8%         331,000   Bakrie & Brothers (Manufacturer of industrial steel
                                             products, steel pipes, corrugated sheet iron, asbestos and
                                             fiber cements).............................................      588,469
                                   61,000   Indonesia Satellite Corp. (ADR) (International
                                             telecommunication services)................................    2,020,625
                                   55,000   Kabelmetal Indonesia (Foreign registered) (Cable
                                             manufacturer)..............................................       49,950
                                  702,640   Kalbe Farma (Foreign registered) (Pharmaceutical producer
                                             and distributor)...........................................    2,227,657
                                  116,500   Medco Energi Corp. (Foreign registered) (Oil and gas
                                             exploration and production, drilling services).............      189,806
                                  100,000   Merck-Indonesia (Foreign registered) (Pharmaceutical
                                             company) (b)...............................................      418,318
                                  238,000   Modern Photo Film Co. (Photographic film distributor).......    1,446,235
                                  546,500   Mustika Ratu* (Foreign registered) (Consumer cosmetics
                                             producer)..................................................      890,379
                                  373,000   Panin Bank (Foreign registered) (Bank)......................      410,612
                                  382,000   Sekar Bumi* (Foreign registered) (Producer of frozen raw
                                             shrimp, prawns and fish)...................................      479,392
                                   51,743   Unilever-Indonesia (Foreign registered) (Consumer products
                                             manufacturer) (b)..........................................      729,095
                                                                                                          -----------
                                                                                                            9,450,538
                                                                                                          -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----
                                                                             13

SCUDDER GLOBAL SMALL COMPANY FUND
-------------------------------------------------------------------------------

                     % of                                                                          Market
                  Portfolio    Shares                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
IRELAND              4.9%       5,161,000   Aran Energy PLC* (Oil and natural gas exploration)..........    6,099,633
                                  841,313   Bank of Ireland PLC (Bank)..................................    5,598,174
                                   70,205   Irish Continental Group PLC (Transport of passengers,
                                             freight and containers between Ireland, the U.K. and the
                                             continent).................................................      534,211
                                                                                                          -----------
                                                                                                           12,232,018
                                                                                                          -----------
ITALY                1.1%          10,000   De Rigo SpA* (ADR) (Manufacturer and distributor of
                                             sunglasses and prescription eyeglass frames)...............      206,250
                                   32,300   Luxottica Group SpA (ADR) (Manufacturer and marketer of
                                             eyeglasses)................................................    1,574,625
                                  445,300   Merloni Elettrodomestici SpA (Manufacturer of a variety of
                                             household appliances sold throughout western Europe).......      994,834
                                                                                                          -----------
                                                                                                            2,775,709
                                                                                                          -----------
JAPAN                9.4%         47,000   Cox Co., Ltd. (Men's and women's wear chain store
                                             operator)..................................................      372,159
                                   17,000   Eyeful Home Technology Inc. (Homebuilding franchise
                                             operator)..................................................      320,739
                                   52,000   Genki Sushi Co., Ltd. (North Kanto-based fast-food sushi
                                             chain) (b).................................................    1,321,668
                                   25,000   Horipro Inc. (Growing entertainment production company).....      371,475
                                   57,000   JAMCO Corp. (Leading manufacturer of galleys and lavatories
                                             for commercial aircraft)...................................      534,924
                                   51,000   Japan Associated Finance Co. (Venture capital company)......    4,960,653
                                   43,000   Kyokuto Kaihatsu Kogyo Co., Ltd. (Leading maker of dump
                                             trucks and other specialty vehicles).......................      945,794
                                  125,000   Maeda Road Construction Co., Ltd. (Major road paver)........    2,236,180
                                   63,000   Nichiei Co., Ltd. (Finance company for small and
                                             medium-sized firms)........................................    3,910,748
                                   39,500   Nissen Co., Ltd. (Mail-order women's apparel distributor)...    1,139,107
                                   72,000   Rock Field Co., Ltd. (Major delicatessen food processor)....    1,266,924
                                   94,000   Royal Ltd. (Wholesaler and retailer of automobile equipment
                                             and parts).................................................    3,216,188
                                  114,000   ShinMaywa Industries, Ltd. (Leading maker of dump trucks and
                                             other specialty vehicles)..................................      885,967
                                   90,000   Ten Allied Co., Ltd. (Tavern chain operator)................    1,170,145

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
 14

                                                           INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------

                     % of                                                                          Market
                  Portfolio    Shares                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
                                   19,200   Tsutsumi Jewelry Co., Ltd. (Manufacturer, wholesaler and
                                             retailer of jewelry).......................................      947,847
                                                                                                          -----------
                                                                                                           23,600,518
                                                                                                          -----------
KOREA                2.1%       180 units   Korea 1990 Trust IDR* (Investment company) (c)..............      968,400
                                  182,080   Korea Fund, Inc.* (Investment company)......................    3,937,480
                                   16,000   Ottogi Foods (Manufacturer of various food products)........      480,951
                                                                                                          -----------
                                                                                                            5,386,831
                                                                                                          -----------
MALAYSIA             0.4%         279,000   Westmont Bhd. (Conglomerate: construction and repair of
                                             ships and offshore oil platforms, power transmission,
                                             garment manufacturing, and marketing services).............      966,234
                                                                                                          -----------
MEXICO               0.4%          71,500   Grupo Casa Autrey SA (ADR) (Consumer specialty
                                             manufacturer)..............................................      911,625
                                                                                                          -----------
NETHERLANDS          2.9%          81,000   IHC Caland N.V. (Dredging and offshore services)............    2,305,045
                                    8,700   Telegraaf Holdings CVA (Newspaper publisher)................    1,251,680
                                   40,708   Wolters Kluwer CVA (Publisher)..............................    3,704,949
                                                                                                          -----------
                                                                                                            7,261,674
                                                                                                          -----------
NORWAY               0.6%         127,800   Unitor A/S (Provider of broad range of ship services,
                                             leading supplier of marine chemicals)......................    1,579,931
                                                                                                          -----------
PERU                 1.1%       1,500,000   Compania Peruana de Telefonos S.A. "B" (Public and cellular
                                             telephone services)........................................    2,678,571
                                                                                                          -----------
PHILIPPINES          0.0%          51,878   Keppel Philippines Shipyard "B"* (Shipbuilding and repair)
                                             (b)........................................................       21,441
                                    6,804   Kepphil Shipyard Inc.* (Shipbuilding and repair)............          471
                                                                                                          -----------
                                                                                                               21,912
                                                                                                          -----------
POLAND               0.6%               3   Pioneer Poland Fund (Closed-end investment company) (b)
                                             (d)........................................................    1,443,091
                                                                                                          -----------
PORTUGAL             2.1%          59,460   Jeronimo Martins (Food producer and retailer)...............    3,165,110
                                  126,000   Uniao Cervejaria, S.A. (Brewery)............................    2,046,089
                                                                                                          -----------
                                                                                                            5,211,199
                                                                                                          -----------
SINGAPORE            0.4%         400,000   GP Batteries International, Ltd. (Developer, manufacturer
                                             and distributor of batteries and battery-related
                                             products)..................................................      976,000
                                  100,000   GP Batteries International, Ltd. Warrants* (b)..............       50,000
                                                                                                          -----------
                                                                                                            1,026,000
                                                                                                          -----------
SPAIN                   1.3%       14,500   Gas Natural SDG, S.A. (Distributor of natural and
                                             manufactured gas)..........................................    1,989,346


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----
                                                                             15

SCUDDER GLOBAL SMALL COMPANY FUND
-------------------------------------------------------------------------------

                     % of                                                                          Market
                  Portfolio    Shares                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
                                  124,000   Uralita, SA (Processor of concrete pipes and cement for the
                                             construction industry).....................................    1,250,010
                                                                                                          -----------
                                                                                                            3,239,356
                                                                                                          -----------
SWEDEN               3.1%          91,600   Autoliv AB (Free) (Manufacturer of safety airbags for
                                             automobiles)...............................................    5,254,342
                                   38,800   Hennes & Mauritz AB 'B' (Free) (Clothing and cosmetics
                                             retailer throughout Europe)................................    2,535,241
                                                                                                          -----------
                                                                                                            7,789,583
                                                                                                          -----------
SWITZERLAND          1.6%           3,000   Phoenix Mecano AG (Bearer) (Manufacturer of housings and
                                             components for computers)..................................    1,451,826
                                    2,650   Schindler Holdings AG (PC) (Leading elevator and escalator
                                             manufacturer)..............................................    2,483,282
                                                                                                          -----------
                                                                                                            3,935,108
                                                                                                          -----------
THAILAND             0.2%          28,200   American Standard Sanitaryware (Foreign registered)
                                             (Manufacturer of bathroom fixtures) (b)....................      458,327
                                       99   Bangkok Dusit Medical Services Co., Ltd. (Health services)
                                             (b)........................................................          128
                                                                                                          -----------
                                                                                                              458,455
                                                                                                          -----------
UNITED KINGDOM       4.5%         180,300   Brake Brothers PLC (Specialist supplier of frozen foods to
                                             the catering industry).....................................    1,966,875
                                  903,300   Hambros Insurance Services Group PLC (Insurance company)....    1,213,900
                                   57,100   Hardy Oil & Gas PLC (Oil and gas exploration and
                                             development)...............................................      166,106
                                  703,700   Serco Group PLC (Facilities management company).............    4,116,434
                                  574,100   Tibbett and Britten Group PLC (Transportation services for
                                             manufacturing and retail industries).......................    3,948,287
                                                                                                          -----------
                                                                                                           11,411,602
                                                                                                          -----------
UNITED STATES       28.1%           7,500   AHI Healthcare Systems, Inc.* (Operator of comprehensive
                                             locally managed healthcare delivery networks)..............      105,000
                                  105,100   American Classic Voyager Co. (North American operator of
                                             steamboat cruises).........................................    1,261,200
                                  263,800   Atmel Corp.* (Developer and manufacturer of integrated
                                             circuits)..................................................    8,243,750
                                  266,500   BE Aerospace* (Airline audio/video control systems).........    2,098,687
                                  200,000   Benton Oil & Gas Co.* (Oil and gas exploration, development
                                             and production)............................................    2,425,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
 16

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                           Market
                                  Shares                                                                  Value ($)
---------------------------------------------------------------------------------------------------------------------
                                   17,000   Bio-Vascular, Inc.* (Marketer of tissue and
                                             biosynthetic-based medical products and grafts for
                                             cardiovascular surgery)....................................      242,250
                                   16,900   Ceridian Corp.* (Information services and defense
                                             electronics)...............................................      735,150
                                   59,200   Cerner Corp.* (Developer of patient-focused clinical
                                             information systems).......................................    1,568,800
                                   24,400   Department 56, Inc.* (Designer, importer and distributor of
                                             collectibles and specialty giftware).......................    1,107,150
                                   75,900   Enron Global Power & Pipelines L.L.C. (Owner and manager of
                                             power plants and a natural gas pipeline system)............    1,831,087
                                  142,000   First Colony Corp. (Holding company which sells individual
                                             life insurance and annuity products throughout the U.S.)...    3,869,500
                                  120,775   Fiserv Inc.* (Data processing services).....................    3,109,956
                                  118,000   Fresenius USA, Inc.* (Manufacturer and distributor of
                                             medical products for treatment of kidney failure)..........    1,932,250
                                   47,000   HBO & Company (Designer of computerized information systems
                                             to the health-care industry)................................    3,325,250
                                  313,300   IGEN Inc.* (Producer of medical supplies)...................    1,840,638
                                   68,400   KLA Instruments Corp.* (Developer, manufacturer and marketer
                                             of automated image processing systems).....................    2,924,100
                                   17,000   LeCroy Corp.* (Developer and manufacturer of digital
                                             oscilloscopes which capture electronic signals)............      208,250
                                   96,300   M.S. Carriers Inc.* (Truckload carrier of general
                                             freight)...................................................    1,492,650
                                  116,500   Millicom International Cellular SA* (Developer and operator
                                             of cellular telephone networks)............................    3,844,500
                                   17,900   Nordson Corp. (Industrial application equipment)............    1,033,725
                                  183,000   Nu-Kote Holdings Inc. 'A'* (Manufacturer of office and home
                                             printing products).........................................    3,797,250
                                   24,300   OccuSystems Inc.* (Provider of primary care physician and
                                             case management services)..................................      502,706
                                  105,525   PhyCor Inc.* (Operator of specialty medical clinics)........    3,878,044
                                   13,900   Premenos Technology Corp.* (Developer, marketer and
                                             supporter of electronic products and services for
                                             exchanging information via e-mail).........................      545,575
                                   22,300   R.P. Scherer Corp.* (Manufacturer of drug delivery system)..      992,350

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----
                                                                             17

SCUDDER GLOBAL SMALL COMPANY FUND
-------------------------------------------------------------------------------

                                                                                                            Market
                                 Shares                                                                    Value ($)
---------------------------------------------------------------------------------------------------------------------
                                   43,300   Silicon Valley Group Inc.* (Manufacturer of equipment for
                                             semiconductor industry)....................................    1,401,838
                                  119,700   Sterling Software Inc.* (Computer software products)........    5,521,163
                                   80,800   Stillwater Mining Co.* (Exploration and development of mines in Montana producing platinum, palladium and associated
                                             metals)....................................................    1,363,500
                                  351,062   Thomas Nelson, Inc. (Publisher).............................    5,836,406
                                    8,500   Trimedyne Inc. Warrants* (expire 12/9/96) (b)...............       12,495
                                    6,600   United Dental Care, Inc.* (Provider of a comprehensive range
                                             of prepaid dental plans)...................................      201,300
                                    8,900   Verity, Inc.* (Developer and supporter of software tools and applications for locating information on various networks
                                             and databases).............................................      327,075
                                   67,900   Vivra, Inc.* (Provider of dialysis services)................    2,240,700
                                   91,200   Wandel & Goltermann Technologies, Inc.* (Manufacturer of
                                             test, measurement, diagnostic and monitoring products for
                                             local and wide area networks)..............................      912,000
                                                                                                          -----------
                                                                                                           70,731,295
                                                                                                          -----------
                                            TOTAL COMMON STOCKS (Cost $178,904,119).....................  204,023,475
                                                                                                          -----------
                                            TOTAL INVESTMENT PORTFOLIO - 100.0%
                                             (Cost $213,725,715) (a)....................................  251,688,837
                                                                                                          -----------
                                                                                                          -----------

(a) The cost for federal income tax purposes was $215,827,292. At October 31, 1995, net unrealized appreciation for all securities based on tax cost was $35,861,545. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $57,340,824 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $21,479,279.

(b) Securities valued in good faith by the Valuation Committee of the Board of Directors. The cost of these securities at October 31, 1995 aggregated $4,526,828. See Note A of the Notes to Financial Statements.

(c) 1,000 shares = 1 IDR unit for Korea 1990 Trust.

(d) Market value and cost reflect full payment. The remaining installments which total $1,108,125 will be payable upon thirty days prior notice from Pioneering Management Limited.

 *  Non-income producing security.

    Sector breakdown of the Fund's equity securities is noted on page 5.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
 18

                                                           INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
    Transactions in written call options on currencies during the year ended October 31, 1995 were:

                                          PRINCIPAL                 PREMIUMS
                                           AMOUNT                  RECEIVED ($)
                                     ---------------------------------------------
Outstanding at
    October 31, 1994............         Y923,000,000                448,218
    Contracts closed............         Y923,000,000                448,218
                                     ---------------------------------------------
Outstanding at
    October 31, 1995............                   --                     --
                                          -----------                -------
                                          -----------                -------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           ----
                                                                            19

SCUDDER GLOBAL SMALL COMPANY FUND
FINANCIAL STATEMENTS

                      STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at market (identified cost $213,725,715)
 (Note A)...................................................              $251,688,837
Cash........................................................                       125
Foreign currency holdings, at market (identified cost
 $80,259) (Note A)..........................................                    80,333
Unrealized appreciation on forward currency exchange
 contracts (Notes A and D)                                                     212,489
Other receivables:
  Investments sold..........................................                   962,049
  Fund shares sold..........................................                 6,316,864
  Dividends and interest....................................                   213,674
  Foreign taxes recoverable.................................                    46,262
Deferred organization expenses (Note A).....................                     8,849
                                                                          ------------
    Total assets............................................               259,529,482

LIABILITIES
Payables:
  Investments purchased.....................................  $1,813,725
  Fund shares redeemed......................................     174,272
  Accrued management fee (Note C)...........................     234,793
  Other accrued expenses (Note C)...........................     268,143
  Payable on closed forward foreign currency exchange
   contracts (Note A).......................................   1,949,907
                                                              ----------
    Total liabilities.......................................                 4,440,840
                                                                          ------------
Net assets, at market value.................................              $255,088,642
                                                                          ------------
                                                                          ------------
NET ASSETS
Net assets consist of:
  Undistributed net investment income.......................              $  2,587,566
  Unrealized appreciation on:
    Investments.............................................                37,963,122
    Foreign currency related transactions...................                   212,441
  Accumulated net realized gain.............................                 3,999,959
  Capital stock.............................................                   145,471
  Additional paid-in capital................................               210,180,083
                                                                          ------------
Net assets, at market value.................................              $255,088,642
                                                                          ------------
                                                                          ------------
NET ASSET VALUE, offering and redemption price per share
 ($255,088,642 DIVIDED BY 14,547,124 shares of capital stock outstanding, $.01 par value, 100,000,000 shares
 authorized)................................................                    $17.54
                                                                                ------
                                                                                ------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
 20

                                                            FINANCIAL STATEMENTS
                            STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
Dividends (net of foreign taxes withheld of $236,274).......              $ 2,464,226
Interest....................................................                1,220,013
                                                                          -----------
                                                                            3,684,239
Expenses:
Management fee (Note C).....................................  $2,573,030
Services to shareholders (Note C)...........................     710,463
Custodian and accounting fees (Note C)......................     352,733
Directors' fees and expenses (Note C).......................      46,658
Reports to shareholders.....................................     151,281
Auditing....................................................      73,630
Legal.......................................................      19,054
Amortization of organization expense (Note A)...............      10,423
Other.......................................................      39,543    3,976,815
                                                              ----------  -----------
Net investment loss.........................................                 (292,576)
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS
Net realized gain from:
  Investments...............................................   8,268,669
  Options...................................................     243,429
  Foreign currency related transactions.....................     365,052    8,877,150
                                                              ----------
Net unrealized appreciation (depreciation) during the period on:
  Investments...............................................   5,921,203
  Options...................................................     (88,248)
  Foreign currency related transactions.....................   2,488,028    8,320,983
                                                              ----------  -----------
Net gain on investment transactions.........................               17,198,133
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $16,905,557
                                                                          -----------
                                                                          -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----

SCUDDER GLOBAL SMALL COMPANY FUND
------------------------------------------------------------------------------------------------------------------------

                                         STATEMENTS OF CHANGES IN NET ASSETS


                                                                            Years Ended October 31,
                                                                        -----------------------------
                    INCREASE (DECREASE) IN NET ASSETS                       1995              1994
                    ---------------------------------------------------------------------------------
                    OPERATIONS:
                    Net investment loss. . . . . . . . . . . . . . . .   $   (292,576)   $  (668,612)
                    Net realized gain from investment
                       transactions. . . . . . . . . . . . . . . . . .      8,877,150      1,326,728
                    Net unrealized appreciation on investment
                       transactions during the period. . . . . . . . .      8,320,983      3,962,657
                                                                         ------------   ------------
                    Net increase in net assets resulting from
                       operations. . . . . . . . . . . . . . . . . . .     16,905,557      4,620,773
                                                                         ------------   ------------
                    DISTRIBUTIONS TO SHAREHOLDERS:
                       In excess of net investment income ($.18
                       per share). . . . . . . . . . . . . . . . . . .              -     (2,271,808)
                                                                         ------------   ------------
                       From net realized gains ($.08 and $.15
                       per share, respectively). . . . . . . . . . . .     (1,236,433)    (1,947,264)
                                                                         ------------   ------------
                    FUND SHARE TRANSACTIONS:
                    Proceeds from shares sold. . . . . . . . . . . . .     77,102,527    167,361,242
                    Net asset value of shares issued to
                       shareholders in reinvestment of
                       distributions . . . . . . . . . . . . . . . . .      1,187,647      3,818,846
                    Cost of shares redeemed. . . . . . . . . . . . . .    (94,864,766)  (113,105,251)
                                                                         ------------   ------------
                    Net increase (decrease) in net assets from
                       Fund share transactions . . . . . . . . . . . .    (16,574,592)    58,074,837
                                                                         ------------   ------------
                    Increase (decrease) in net assets. . . . . . . . .       (905,468)    58,476,538
                    Net assets at beginning of period. . . . . . . . .    255,994,110    197,517,572
                                                                         ------------   ------------
                    Net assets at end of period (including
                       undistributed net investment income of
                       $2,587,566 and accumulated distributions
                       in excess of net investment income of
                       $1,776,624, respectively) . . . . . . . . . . .   $255,088,642   $255,994,110
                                                                         ------------   ------------
                                                                         ------------   ------------
                    OTHER INFORMATION
                    INCREASE (DECREASE) IN FUND SHARES
                    Shares outstanding at beginning of period. . . . .     15,734,564     12,238,526
                                                                         ------------   ------------
                    Shares sold. . . . . . . . . . . . . . . . . . . .      4,678,309     10,300,657
                    Shares issued to shareholders in
                       reinvestment of distributions . . . . . . . . .         79,071        232,856
                    Shares redeemed. . . . . . . . . . . . . . . . . .     (5,944,820)    (7,037,475)
                                                                         ------------   ------------
                    Net increase (decrease) in Fund shares . . . . . .     (1,187,440)     3,496,038
                                                                         ------------   ------------
                    Shares outstanding at end of period. . . . . . . .     14,547,124     15,734,564
                                                                         ------------   ------------
                                                                         ------------   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 22

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                    For the Period
                                                                                                                  September 10, 1991
                                                                                                                     (commencement
                                                                                  Years Ended October 31,            of operations)
                                                               --------------------------------------------------    to October  31
                                                                 1995           1994           1993          1992           1991
                                                               --------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . . .          $16.27         $16.14         $12.05         $11.92       $12.00
                                                                ------         ------         ------         ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (a) . . . . . . . . . .            (.03)          (.02)           .04            .07          .01
  Net realized and unrealized gain (loss) on investment
    transactions . . . . . . . . . . . . . . . . . . .            1.38            .48           4.24            .08         (.09)
                                                                ------         ------         ------         ------       ------
Total from investment operations . . . . . . . . . . .            1.35            .46           4.28            .15         (.08)
                                                                ------         ------         ------         ------       ------
LESS DISTRIBUTIONS:
  From net investment income . . . . . . . . . . . . .               -              -           (.07)          (.02)          -
  In excess of net investment income . . . . . . . . .               -           (.18)             -              -            -
  From net realized gains on investment transactions .            (.08)          (.15)          (.12)             -            -
                                                                ------         ------         ------         ------       ------
Total distributions. . . . . . . . . . . . . . . . . .            (.08)          (.33)          (.19)          (.02)           -
                                                                ------         ------         ------         ------       ------
Net asset value, end of period . . . . . . . . . . . .          $17.54         $16.27         $16.14         $12.05       $11.92
                                                                ------         ------         ------         ------       ------
                                                                ------         ------         ------         ------       ------
Total Return (%) . . . . . . . . . . . . . . . . . . .            8.32           2.80          36.04           1.26         (.67)*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . .             255            256            198             55            9
Ratio of operating expenses net, to average daily
  net assets (%) (a) . . . . . . . . . . . . . . . . .            1.69           1.70           1.50           1.50         1.50**
Ratio of net investment income (loss) to average daily
  net assets (%) . . . . . . . . . . . . . . . . . . .            (.12)          (.28)           .53            .78         2.47**
Portfolio turnover rate (%). . . . . . . . . . . . . .            43.7           45.8           54.6           23.4            -
(a) Reflects a per share amount of expenses, exclusive of
     management fees, reimbursed by the Adviser of . .         $     -      $       -        $     -        $     -     $    .06
    Reflects a per share amount of management fee not
     imposed by the Adviser of . . . . . . . . . . . .         $     -      $     .01        $   .04        $   .09     $    .01
    Operating expense ratio including expenses
     reimbursed, management fee and other expenses
     not imposed (%) . . . . . . . . . . . . . . . . .               -           1.76           2.01           2.53        15.34**
*   Not annualized
**  Annualized

                                                                            ----

SCUDDER GLOBAL SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Scudder Global Small Company Fund (the "Fund") is a diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $4,454,563 (1.75% of net assets) and have been noted in the investment portfolio as of October 31, 1995.

----
 24

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund wrote call options on currencies as a hedge against potential adverse price movements in the value of portfolio assets.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract

                                                                            ----
                                                                             25

SCUDDER GLOBAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

may not correlate exactly with changes in the value of the securities or currencies hedged.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

----
 26

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in forward contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

                                                                            ----
                                                                             27

SCUDDER GLOBAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

B.  PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------
For the year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $95,167,714 and $123,456,571, respectively.

C.  RELATED PARTIES
--------------------------------------------------------------------------------
Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annual rate of 1.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended October 31, 1995, the fee pursuant to the Agreement amounted to $2,573,030.

----
 28

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged by SSC aggregated $594,078, of which $54,590 is unpaid at October 31, 1995.

Effective June 15, 1995, Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, assumed responsibility for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1995, the amount charged to the Fund by SFAC aggregated $63,829, of which $14,378 is unpaid at October 31, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees and expenses aggregated $46,658.

D.  COMMITMENTS
--------------------------------------------------------------------------------
As of October 31, 1995, the Fund had entered into the following forward foreign currency exchange contracts resulting in net unrealized appreciation of $212,489.

                                                                                    Net Unrealized
                                                                                     Appreciation
                                                                      Settlement    (Depreciation)
    Contracts to Deliver                  In Exchange For               Date           (U.S.$)
-------------------------------   -------------------------------     ----------    --------------
Japanese Yen        623,329,250    U.S. Dollars         6,336,201       3/19/96         109,433
Japanese Yen        623,329,250    U.S. Dollars         6,356,351       4/17/96         103,056
                                                                                        -------
                                                                                        212,489
                                                                                        -------
                                                                                        -------

                                                                            ----
                                                                             29

SCUDDER GLOBAL SMALL COMPANY FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF SCUDDER GLOBAL FUND, INC. AND TO THE SHAREHOLDERS OF SCUDDER GLOBAL SMALL COMPANY FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Global Small Company Fund including the investment portfolio, as of October
31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 10, 1991 (commencement of operations) to October 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Global Small Company Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 10, 1991 (commencement of operations) to October 31, 1991 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 15, 1995

----
 30

                                                                 TAX INFORMATION
--------------------------------------------------------------------------------

The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing all taxable distributions paid for 1995.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $6,170,292 as capital gain dividends for its taxable year ended October 31, 1995.

The Fund paid foreign taxes of $236,274 and the Fund recognized $1,029,969 of foreign source income during the taxable year ended October 31, 1995. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.016 per share of foreign taxes and $.071 of income from foreign sources as having been paid in the taxable year ended October 31, 1995.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.

                                                                            ----

SHAREHOLDER MEETING RESULTS


         A Special Meeting of Shareholders of Scudder Global Fund, Inc., consisting of Scudder Emerging Markets Income Fund, Scudder Global Fund, Scudder Global Small Company Fund, Scudder International Bond Fund and Scudder Short Term Global Income Fund was held on Wednesday, December 6, 1995, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue, New York, New York 10154. The two matters voted upon by Shareholders of Scudder Global Small Company Fund and the resulting votes for each matter are presented below.

1. The election of eight Directors to hold office until their respective successors shall have been duly elected and qualified.


     Director:                           Number of Votes:
     ---------                           ----------------
                                        For       Withheld     Broker Non-Votes*
                                        ---       --------     -----------------
     Edmond D. Villani               8,173,630    196,058             0
     Nicholas Bratt                  8,171,658    198,031             0
     Daniel Pierce                   8,169,955    199,734             0
     Paul Bancroft III               8,163,658    206,030             0
     Sheryle J. Bolton               8,125,667    244,021             0
     Thomas J. Devine                8,152,628    217,060             0
     William H. Gleysteen, Jr.       8,155,571    214,118             0
     William H. Luers                8,127,506    242,182             0

2. Ratification or rejection of the action taken by the Board of Directors in selecting Coopers & Lybrand L.L.P. as independent accountants for the fiscal year ending October 31, 1996.

                                Number of Votes:
                                ----------------
         For              Against       Abstain          Broker Non-Votes*
         ---              -------       -------          -----------------
      8,069,349           83,583        216,755                  0

--------------------------------------------------------------------------------
* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

OFFICERS AND DIRECTORS


Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
     President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Sheryle J. Bolton
    Director; Consultant

Thomas J. Devine
    Director; Consultant

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art

Daniel Pierce*
    Director and Vice President

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Adam Greshin*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Douglas M. Loudon*
    Vice President

Gerald J. Moran*
    Vice President

M. Isabel Saltzman*
    Vice President

Cornelia Small*
    Vice President

David S. Lee*
    Vice President and Assistant Treasurer

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Juris Padegs*
    Vice President and Assistant Secretary

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES

 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                   Growth and Income                                   Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)         Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------

    For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc. are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc.
    ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your
                                         Scudder accounts; exchanges and
                                         redemptions; or information on any
                                         Scudder fund SCUDDER AUTOMATED
                                         INFORMATION LINE (SAIL) 1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------
                                         To receive information about the
                                         Scudder funds, for additional
                                         applications and prospectuses, or for
                                         investment questions SCUDDER INVESTOR
                                         RELATIONS 1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105
 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------
                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------
                                         For information on Scudder                For information on Scudder
                                         Treasurers Trust,(TM) an institutional    Institutional Funds,* funds
                                         cash management service for               designed to meet the broad
                                         corporations, non-profit                  investment management and
                                         organizations and trusts that uses        service needs of banks and
                                         certain portfolios of Scudder Fund,       other institutions, call
                                         Inc.* ($100,000 minimum), call            1-800-854-8525.
                                         1-800-541-7703.

 -------------------------------------------------------------------------------------------------------------
    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors


    Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.


    Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Short Term
Global Income
Fund

Annual Report
October 31, 1995

o A fund designed to provide high current income by investing primarily in short-term, high-grade fixed-income securities denominated in foreign currencies and the U.S. dollar.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER SHORT TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

CONTENTS

  2 In Brief

  3 Letter from the Fund's Chairman

  4 Performance Update

  5 Portfolio Summary

  6 Portfolio Management Discussion

  9 Investment Portfolio

 13 Financial Statements

 16 Financial Highlights

 17 Notes to Financial Statements

 25 Report of Independent
    Accountants

 26 Shareholder Meeting Results

 29 Officers and Directors

 30 Investment Products
    and Services

 31 How to Contact
    Scudder

IN BRIEF

* On December 6, 1995, a majority of shareholders of Scudder Short Term Global Income Fund approved a measure to change the Fund's name and investment objective and strategies. The revisions will become effective on December 27, 1995, including the new name: Scudder Global Bond Fund.

* Scudder Short Term Global Income Fund provided a total return of 5.43% for the 12-month period ended October 31, 1995, considerably higher than the 3.18% average return of the 44 short world multimarket funds tracked by Lipper Analytical Services, Inc.

(BAR CHART TITLE)
                               Investment Returns
                       (12 months ended October 31, 1995)
(BAR CHART DATA)
            Scudder Short Term Global Income Fund    5.43%

            Lipper Average                           3.18%

* Given the challenging investment environment early in the fiscal year, the Fund adopted a relatively conservative investment strategy, emphasizing markets with high real (inflation-adjusted) interest rates, stable fundamentals, and stable currencies.

* As bond markets improved later in the year, we emphasized securities in the longer end of the Fund's stated maturity range (one to three years), particularly in the peripheral European markets.

                                                 LETTER FROM THE FUND'S CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

     The global bond markets emerged from an especially difficult period early this year to provide strong overall performance for the 12 months ended October 31, 1995--Scudder Short Term Global Income Fund's 1995 fiscal year. Interest rates fell throughout 1995, based on indications of slower economic growth worldwide. Beginning in the United States, the decline in rates spread to Europe and dollar-bloc countries like Canada and Australia, helping to push bond prices higher.

     Scudder Short Term Global Income Fund provided above-average performance during the period, outpacing the average return of the 44 short world multimarket funds tracked by Lipper Analytical Services. Commensurate with the decline in interest rates around the world, however, the Fund's 30-day net annualized SEC yield declined during the period to 6.92% on October 31, 1995, from 8.13% on October 31, 1994. Understandably, many investors have been unsatisfied with the returns of short-term global income funds in general, and with the price volatility that has accompanied the collapse of the European exchange-rate mechanism and disruptions in the world's emerging markets.

     For these and other reasons detailed in the supplement to this report, shareholders of Scudder Short Term Global Income Fund voted on December 6, 1995, to change the Fund's name and investment strategies to that of a longer-maturity investment vehicle. There also has been a change in your Fund's portfolio management team, which now consists of Lead Manager Adam Greshin and Margaret D. Hadzima. Mr. Greshin, who also manages Scudder International Bond Fund, joined the Fund's management team earlier this year and brings years of global bond investment experience.

     If you have any questions about the Fund or the many recent changes, please call a Scudder Investor Relations representative at 1-800-225-2470. Thank you for choosing Scudder Short Term Global Income Fund to help meet your investment needs.

                           Sincerely,
                           /s/Edmond D. Villani
                           Edmond D. Villani
                           Chairman,
                           Scudder Short Term Global Income Fund

SCUDDER SHORT TERM GLOBAL INCOME FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER SHORT TERM GLOBAL INCOME FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,543     5.43%     5.43%
Life of
  Fund*   $12,958    29.58%     5.70%

SALOMON BROTHERS CURRENCY-HEDGED
WORLD GOVERNMENT BOND INDEX (1-3 YEARS)
---------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,968     9.68%     9.68%
Life of
  Fund*   $13,392    33.92%     6.58%

*The Fund commenced operations on
 March 1, 1991. Index comparisons
 begin March 31, 1991.

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED OCTOBER 31

Scudder Short Term Global Income Fund
Year            Amount
----------------------
3/31/91*       $10,000
91             $10,653
92             $11,487
93             $12,307
94             $12,277
95             $12,944

Salomon Brothers Currency-Hedged World
Government Bond Index (1-3 years)
Year            Amount
----------------------
3/31/91*       $10,000
91             $10,556
92             $11,354
93             $12,044
94             $12,210
95             $13,392

The unmanaged Salomon Brothers Currency-Hedged World Government Bond Index (1-3 years) consists of worldwide fixed-rate government bonds with one to three years to maturity. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                       1991*   1992    1993    1994    1995
                     ---------------------------------------
NET ASSET VALUE...   $12.01  $11.84  $11.68  $10.78  $10.53
INCOME DIVIDENDS..   $  .76  $ 1.08  $  .95  $  .87  $  .80
CAPITAL GAINS
DIVIDENDS.........   $   --  $   --  $  .02  $   --  $   --
FUND TOTAL
RETURN (%)........     6.65    7.83    7.14    -.25    5.43
INDEX TOTAL
RETURN (%)........     5.56    7.56    6.08    1.87    9.68


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the one year and life of Fund periods would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
MARKET EXPOSURE
---------------------------------------------------------------------------

Geographical                              Interest Rate
---------------------------               -------------------------
United States         27.2%               United States       27.1%
U.K.                  15.9%               ECU                  8.7%
Italy                  8.6%               Italy                8.6%
Netherlands            8.6%               Netherlands          8.6%
Germany                7.5%               U.K.                 7.6%
Denmark                6.4%               Denmark              6.4%
Canada                 6.1%               Canada               6.1%
Australia              5.2%               Germany              5.3%
Sweden                 4.9%               Australia            5.2%
Spain                  4.2%               Sweden               4.9%
France                 2.4%               Spain                4.3%
Indonesia              2.1%               Czech Republic       2.7%
Czech Republic         0.5%               France               2.4%
Mexico                 0.4%               Indonesia            2.1%
                       ----                                    ----
                       100%                                    100%
                       ====                                    ====


Graphs in the form of pie charts appears here, illustrating the exact data points in the above tables.

Currency Exposure (a)
-------------------------------------------------------------
Australia          3.7%             Indonesia            2.1%
Belgium           -1.3%             Italy                2.9%                   The Fund's hedging strategy
Canada             0.4%             Netherlands          8.6%                   helped limit declines when the
Czech Republic     2.7%             Spain               -0.2%                   emerging markets were
Denmark           -0.4%             Sweden              -0.1%                   experiencing significant
ECU                1.9%             Switzerland         -4.4%                   currency volatility and has
France            -4.5%             U.K.                 2.7%                   contributed significantly to the
Germany           -2.7%             U.S.                88.6%                   Fund's returns in recent months.
                                                         ----
                                                         100%
                                                         ====


(a) Currency exposure after taking into account the effects of foreign currency options, futures, and forward contracts.


--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 9.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER SHORT TERM GLOBAL INCOME FUND
PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Dear Shareholders,

     A favorable combination of moderate economic growth and very little inflation prevailed for much of Scudder Short Term Global Income Fund's fiscal year ended October 31, 1995. However, the year started on a difficult note, as the Mexican peso devaluation prompted much price volatility in the world's developing bond markets. The Fund provided a total return of 5.43% for the 12-month period from a combination of price change and income distributions totaling $0.80 per share. While comfortably higher than the 3.18% average return of the 44 short world multimarket funds tracked by Lipper, the Fund's return failed to keep pace with its benchmark index. The unmanaged Salomon Brothers Currency-Hedged World Government Bond Index (1-3 years) returned 9.68% during the year.

     The Fund's 30-day net annualized SEC yield declined to 6.92% on October 31, 1995, from 8.13% a year earlier. A shift away from the high-yielding Italian and emerging bond markets, along with the general decline in global interest rates, contributed to the lower yield.

                                A Difficult Start

     The first few months of the fiscal year were characterized by substantial currency and bond market volatility. In the weeks after the Mexican peso devaluation of December 1994, investor confidence was noticeably shaken. As a result, high-yielding European markets with lofty debt levels and uncertain political landscapes--such as Italy, Sweden, and Spain--suffered. Sounder fiscal and monetary regimes in Germany, the Netherlands, and Denmark enabled those bond markets to pull ahead.

     In the currency markets, the deutschemark strengthened dramatically relative to the U.S. dollar, in part reflecting investor confidence in Germany. The Japanese yen climbed sharply relative to the dollar as Japanese investors continued to keep their money at home, thus contributing to the yen's scarcity in capital markets.

     In response to these events, the Fund adopted a conservative investment strategy. Anticipating that the price volatility in Latin America would spill over into other emerging markets, we first disposed of the Fund's Asian bonds, thus protecting the Fund from the subsequent decline in Asian markets. We then sold holdings in Latin America, reducing the Fund's total position in emerging markets to 5% of portfolio holdings by early February. In addition, we scaled back investments in the smaller

                                                 PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

European economies, particularly those with burdensome debt levels, and directed the proceeds into more stable European bond markets, primarily the Netherlands and Germany. In the dollar-bloc markets, we established a position in Canadian bonds, which have provided attractive real (inflation-adjusted) yields.

                    Markets Respond to Improving Fundamentals

     Since March, a much more favorable combination of slowing economic growth, moderate inflation, and calmer currency markets has prevailed. Economic catastrophes outside of Mexico failed to materialize, and the bonds of developing markets around the world have rallied as a result. Political developments also served to bolster the bond markets. In France, statements from President Chirac concerning his commitment to reducing the budget deficit were well received; and Canadian bond prices gained following the Quebec sovereignty referendum, where a narrow majority voted in favor of remaining part of Canada. (We took advantage of the market uneasiness that preceded the referendum by increasing the Fund's holdings in Canadian bonds prior to the vote.)

     Throughout this period, we maintained the Fund's emphasis on European holdings (59% of portfolio holdings as of October 31, 1995), which we believed offered the best value relative to other markets around the world. Prudent monetary policy in the core European countries, combined with favorable inflation data across the European continent, have been the basis for strong returns in recent months. As investor concern for the stability of developing markets has subsided, we have increased the Fund's weighting in the smaller, higher-yielding markets of Sweden, Italy, and Spain, where we expect the best overall returns. To gain maximum exposure to the total return potential of these markets, we have invested in securities at the longer end of the Fund's stated maturity range (one to three years). Meanwhile, an emphasis on the dollar-bloc markets of Canada, New Zealand, and Australia provided the Fund with an attractive yield advantage over U.S. securities of equivalent maturity. The dollar-bloc markets generally lagged the U.S. in early 1995, and we have positioned the portfolio to take advantage of this relative value.

     The Fund remained primarily hedged back to the U.S. dollar throughout the year (roughly 90% of all currency exposure). This conservative strategy helped limit price volatility when the

SCUDDER SHORT TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

emerging markets were experiencing significant upheaval and has contributed significantly to the Fund's returns in recent months. The first signs of the long-awaited resurgence in the U.S. dollar that began during July confirmed our belief that the U.S. dollar had been oversold. However, we have maintained some currency exposure in the peripheral European markets of Italy and Sweden, due to our conviction that the lira and the krona also had been oversold earlier in the year and thus had room for appreciation.

                                     Outlook

     The rally in the bond markets of Europe and elsewhere this year has been gratifying but has also provided cause for caution. Slowing economic growth rates in the United States and Europe could potentially develop into recessions, which would re-focus attention on the riskier markets in Europe and elsewhere. In 1992, European economic malaise crippled the exchange rate mechanism and resulted in much currency volatility, as countries sought to stimulate growth through lower interest rates and cheaper currencies. On the positive side, the dollar's recovery is re-liquifying the international capital markets, drawing savings out of Japan for the first time in years.

     Going forward, the change in the Fund's objective has provided us with much greater flexibility to pursue opportunities that exist in the global bond markets for attractive yields and total returns. We look forward to taking advantage of those opportunities in 1996, and we thank shareholders for their interest in and commitment to the Fund during this period of transition.


                      Sincerely,

                      Your Portfolio Management Team

                      /s/Adam M. Greshin                  /s/Margaret D. Hadzima
                      Adam M. Greshin                     Margaret D. Hadzima


                               Scudder Short Term
                               Global Income Fund:
                          A Team Approach to Investing

     Scudder Short Term Global Income Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

     Lead Portfolio Manager Adam M. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies in November 1995. Adam joined Scudder in 1986 as an international bond analyst and is Product Leader for Scudder's global and international fixed-income investing. Portfolio Manager Margaret D. Hadzima is Chairman of Scudder's Global Bond Strategy Committee and Director of Global Bond Research. Margaret, who joined Scudder in 1973 and the team in 1995, plays an active role in setting the Fund's overall bond strategy.



                                                INVESTMENT PORTFOLIO as of October 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                         % of                Principal                                                              Market
                       Portfolio              Amount                                                               Value ($)
------------------------------------------------------------------------------------------------------------------------------

                         68.2%         FOREIGN DENOMINATED DEBT OBLIGATIONS
AUSTRALIAN DOLLARS        5.2%      AUD     22,600,000   Commonwealth of Australia, 12.5%, 1/15/98 . . . . . .     18,749,887
                                                                                                                  -----------
BRITISH POUNDS            7.6%      GBP      8,220,000   United Kingdom Treasury Bond, 8.75%, 9/1/97 . . . . .     13,441,845
                                             8,250,000   United Kingdom Treasury Bond, 9.75%,
                                                         1/19/98 . . . . . . . . . . . . . . . . . . . . . . .     13,800,945
                                                                                                                  -----------
                                                                                                                   27,242,790
                                                                                                                  -----------

CANADIAN DOLLARS         6.1%      CAD        3,120,000  Government of Canada,6.25%, 2/1/98. . . . . . . . . .      2,302,057
                                              7,760,000  Government of Canada, 6.5%, 9/1/98. . . . . . . . . .      5,731,441
                                             17,500,000  Government of Canada, 9.5%, 10/1/98 . . . . . . . . .     13,932,684
                                                                                                                  -----------
                                                                                                                   21,966,182
                                                                                                                  -----------

CZECH KORUNA             0.5%      CSK       40,000,000  Czech Republic, 14.6%, 3/18/97. . . . . . . . . . . .      1,607,189
                                                                                                                  -----------
DANISH KRONER            6.4%      DKK       45,000,000  Kingdom of Denmark, 9%, 11/15/96. . . . . . . . . . .      8,502,953
                                             74,000,000  Kingdom of Denmark, 9%, 11/15/98. . . . . . . . . . .     14,488,014
                                                                                                                  -----------
                                                                                                                   22,990,967
                                                                                                                  -----------
DEUTSCHEMARKS            5.2%      DEM        8,600,000  Federal Republic of Germany, 6%, 2/20/98. . . . . . .      6,298,523
                                             17,000,000  Federal Republic of Germany, 6.625%, 1/20/98. . . . .     12,599,077
                                                                                                                  -----------
                                                                                                                   18,897,600
                                                                                                                  -----------

DUTCH GUILDERS           8.5%      NLG       26,500,000  Government of the Netherlands, 6.25%, 7/15/98 . . . .     17,390,683
                                             19,500,000  Government of the Netherlands, 7.5%, 6/15/99. . . . .     13,276,231
                                                                                                                  -----------
                                                                                                                   30,666,914
                                                                                                                  -----------

EUROPEAN
CURRENCY UNITS           8.6%      ECU        1,000,000  Nacional Financiera SNC, 10.25%, 3/11/97. . . . . . .      1,300,186
                                              8,400,000  United Kingdom Treasury Bond, 5.25%, 1/21/97. . . . .     10,883,240
                                             14,000,000  United Kingdom Treasury Bond, 8%, 1/27/98 . . . . . .     18,925,232
                                                                                                                  -----------
                                                                                                                   31,108,658
                                                                                                                  -----------

FRENCH FRANCS            2.4%      FRF       40,000,000  Government of France, 8.5%, 3/12/97 . . . . . . . . .      8,447,994
                                                                                                                  -----------
ITALIAN LIRE             8.6%      ITL   19,000,000,000  Republic of Italy, 8.5%, 8/1/97 . . . . . . . . . . .     11,502,041
                                         33,000,000,000  Republic of Italy, 8.5%, 1/1/99 . . . . . . . . . . .     19,398,269
                                                                                                                  -----------
                                                                                                                   30,900,310
                                                                                                                  -----------

SPANISH PESETAS          4.2%      ESP      995,000,000  Kingdom of Spain, 10.25%, 11/30/98. . . . . . . . . .      8,157,407
                                            835,000,000  Kingdom of Spain, 11.45%, 8/30/98 . . . . . . . . . .      7,042,133
                                                                                                                  -----------
                                                                                                                   15,199,540
                                                                                                                  -----------

SWEDISH KRONOR           4.9%      SEK      110,000,000  Kingdom of Sweden, 11%, 1/21/99 . . . . . . . . . . .     17,568,505
                                                                                                                  -----------
                                                         TOTAL FOREIGN DENOMINATED DEBT
                                                           OBLIGATIONS (Cost $235,503,958) . . . . . . . . . .    245,346,536
                                                                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                             ---
                                                                              9

SCUDDER SHORT TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

                         % of                   Principal                                                             Market
                      Portfolio                  Amount                                                              Value ($)
------------------------------------------------------------------------------------------------------------------------------


                         27.0%        U.S. DOLLAR DENOMINATED DEBT OBLIGATIONS
U.S. DOLLARS                       USD           54,163  Federal Home Loan Mortgage Corp., REMIC,
                                                          Series 1543 PN, Interest only, 2/15/08 . . . . . . .         93,992
                                              2,003,981  Federal Home Loan Mortgage Corp.,
                                                          Series 1223 C, 7.25%, 7/15/20. . . . . . . . . . . .      2,018,071
                                              2,278,681  Federal National Mortgage Association,
                                                          7.422%, 11/1/21. . . . . . . . . . . . . . . . . . .      2,319,983
                                              2,704,455  Federal National Mortgage Association,
                                                          7.696%, 3/1/22 . . . . . . . . . . . . . . . . . . .      2,760,234
                                              3,333,125  General Electric Capital Mortgage Services, Inc.,
                                                          1991#5 Series A (PT), 8.5%, 9/25/06. . . . . . . . .      3,404,993
                                             18,323,117  Government National Mortgage Association
                                                          Pass-thru, 10% with various maturities to
                                                          2/15/25. . . . . . . . . . . . . . . . . . . . . . .     20,079,461
                                             17,300,000  Home Savings of America Subordinated Note,
                                                          10.5%, 6/12/97 . . . . . . . . . . . . . . . . . . .     17,581,125
                                             11,923,000  Household Finance Corp., Commercial Paper,
                                                          5.82%, 11/1/95 . . . . . . . . . . . . . . . . . . .     11,923,000
                                              4,500,000  RJR Nabisco Inc., Medium-Term Note,
                                                          6.8%, 9/1/01 . . . . . . . . . . . . . . . . . . . .      4,567,500
                                              3,500,000  Time Warner Inc., Senior Note, 7.45%,
                                                          2/1/98 . . . . . . . . . . . . . . . . . . . . . . .      3,571,750
                                             13,000,000  U.S. Treasury Bill, 5/2/96. . . . . . . . . . . . . .     12,645,851
                                              1,500,000  U.S. Treasury Note, 6%, 6/30/96 . . . . . . . . . . .      1,503,516
                                              5,011,230  United Companies Financial Corp., Home
                                                          Loan Trust, Series 1993 B1, 6.075%, 7/25/14. . . . .      4,929,797
                                             10,000,000  United Savings Association of Texas,
                                                          9.05%, 5/15/98 . . . . . . . . . . . . . . . . . . .      9,875,000
                                                                                                                  -----------
                                                         TOTAL U.S. DOLLAR DENOMINATED DEBT
                                                          OBLIGATIONS (Cost $98,800,041) . . . . . . . . . . .     97,274,273
                                                                                                                  -----------


                         4.4%         PRINCIPAL INDEXED SECURITIES

U.S. DOLLARS                       USD        8,000,000  Bayerische Landesbank Girozentrale,
                                                          indexed to Czech Koruna performance
                                                          10.2%, 1/16/96 . . . . . . . . . . . . . . . . . . .      8,050,400
                                              7,650,000  Citibank Time Deposit, indexed to Indonesian
                                                          Rupiah performance 13.6%, 12/15/95 . . . . . . . . .      7,629,728
                                                                                                                  -----------
                                                         TOTAL PRINCIPAL INDEXED SECURITIES
                                                          (Cost $15,650,000) . . . . . . . . . . . . . . . . .     15,680,128
                                                                                                                  -----------
                                                         TOTAL INVESTMENTS (Cost $349,953,999) . . . . . . . .    358,300,937
                                                                                                                  -----------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 10

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

             % of                             Principal                                                               Market
          Portfolio                            Amount                                                                Value ($)
------------------------------------------------------------------------------------------------------------------------------

             0.4%                     PURCHASED OPTIONS
                                   AUD        8,157,835  Put on Australian Dollars, strike price AUD .6875,
                                                          expiration date 1/8/96 . . . . . . . . . . . . . . .            351
                                   GBP        8,400,000  Put on British Pounds, strike price GBP 1.463,
                                                          expiration date 11/14/95 . . . . . . . . . . . . . .             --
                                   CAD       18,701,220  Put on Canadian Dollars, strike price
                                                          CAD 1.3407, expiration date 1/9/96 . . . . . . . . .        181,402
                                   DEM       28,300,000  Put on Deutschemarks, strike price
                                                          DEM 1.489, expiration date 4/19/96 . . . . . . . . .        241,512
                                   DEM       19,400,000  Put on Deutschemarks, strike price
                                                          DEM 1.495, expiration date 2/1/96. . . . . . . . . .         91,568
                                   DEM       42,975,000  Put on Deutschemarks, strike price
                                                          DEM 1.43250, expiration date 2/1/96. . . . . . . . .        497,092
                                   FRF      100,000,000  Call on French Francs, strike price FRF 4.40
                                                          expiration date 11/28/95 . . . . . . . . . . . . . .             --
                                   FRF      125,000,000  Put on French Francs, strike price FRF 5,
                                                          expiration date 2/8/96 . . . . . . . . . . . . . . .        312,500
                                   FRF      100,000,000  Put on French Francs, strike price FRF 5.07,
                                                          expiration date 11/28/95 . . . . . . . . . . . . . .         24,800
                                   ITL   25,000,000,000  Put on Italian Lire, strike price ITL 1636.9,
                                                          expiration date 11/9/95. . . . . . . . . . . . . . .         12,500


                                            Number of
                                            Contracts
                                          -------------
                                                  2,500  Put on December 1995 Eurodeutschemarks,
                                                          strike price 94.5, expiration date 12/18/95. . . . .         44,389
                                                     65  Put on December 1995 Eurolira, strike
                                                          price 88.5, expiration date 12/18/95 . . . . . . . .          8,175
                                                     80  Put on March 1996 Mibor, strike
                                                          price 90.25, expiration date, 3/16/96. . . . . . . .         18,036
                                                                                                                  -----------
                                                         TOTAL PURCHASED OPTIONS (Cost $3,374,923) . . . . . .      1,432,325
                                                                                                                  -----------

------------------------------------------------------------------------------------------------------------------------------

                                                         TOTAL INVESTMENT PORTFOLIO - 100.0%
                                                          (Cost $353,328,922) (a). . . . . . . . . . . . . . .    359,733,262
                                                                                                                  -----------
                                                                                                                  -----------

(a) The cost for federal income tax purposes was $353,365,447. At October 31, 1995, net unrealized appreciation for all securities based on tax cost was $6,367,815. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,813,907 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,446,092.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            ----

SCUDDER SHORT TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------





     WRITTEN OPTIONS
At October 31, 1995 outstanding written options were as follows
(Notes A and B):


                          Principal
                           Amount       Expiration      Strike          Market
Call Options               (000's)         Date         Price          Value($)
------------             -------------------------------------------------------
 GBP . . . . . . . .          8,400       11/14/95        GBP1.55        271,841
 CAD . . . . . . . .         10,500       11/17/95      CAD1.3675        156,104
 ITL . . . . . . . .     25,000,000       11/22/95     ITL1621.95        275,000
 ECU . . . . . . . .         16,500       11/24/95      ECU1.2893        353,546
 SEK . . . . . . . .        101,000       11/24/95       SEK6.992        782,750
 ITL . . . . . . . .     25,300,000       12/22/95        ITL1613        290,950
 AUD . . . . . . . .          8,158         1/8/96        AUD.715        359,385
 CAD . . . . . . . .         18,701         1/9/96       CAD1.337        140,259
 DEM . . . . . . . .         33,750         2/8/96        DEM1.35        297,000
 GBP . . . . . . . .          9,000        4/26/96      GBP1.5723        371,254

                          Number of
                          Contracts
                        -------------
Eurodollar
 Futures . . . . . .             99        6/17/96          94.25        123,750
Eurodollar
 Futures . . . . . .             99         9/1/96          94.25        143,550
Eurodollar
 Futures . . . . . .             99       12/16/96             94        173,250
                                                                       ---------
Total outstanding written options (Premiums received $3,198,757)       3,738,639
                                                                       ---------
                                                                       ---------

CURRENCY ABBREVIATIONS
--------------------------------------------------------------------------------
 AUD     Australian Dollar                   DEM         Deutschemark
 BEF     Belgian Franc                       IDR         Indonesian Rupiah
 GBP     British Pound                       ITL         Italian Lira
 CAD     Canadian Dollar                     JPY         Japanese Yen
 CSK     Czech Koruna                        NZD         New Zealand Dollar
 DKK     Danish Krone                        ESP         Spanish Peseta
 NLG     Dutch Guilder                       SEK         Swedish Krona
 ECU     European Currency Unit              CHF         Swiss Franc
 FRF     French Franc                        USD         United States Dollar


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 12

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1995
--------------------------------------------------------------------------------


ASSETS
Investments, at market (identified cost
    $349,953,999) (Note A) . . . . . . . . . . . . . . . . . . .                                  $358,300,937
Purchased options, at market (identified cost
    $3,374,923) (Note A) . . . . . . . . . . . . . . . . . . . .                                     1,432,325
Foreign currency, at market (identified cost
    $345,935) (Note A) . . . . . . . . . . . . . . . . . . . . .                                       347,831
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .                                    12,169,478
Receivable on fund shares sold . . . . . . . . . . . . . . . . .                                        88,645
Unrealized appreciation on forward currency
    exchange contracts (Notes A & E) . . . . . . . . . . . . . .                                     1,590,629
Deferred organization expenses (Note A). . . . . . . . . . . . .                                         3,818
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . .                                        23,615
                                                                                                  ------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . .                                   373,957,278
LIABILITIES
Payables:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .                $2,330,663
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . .                 1,238,808
    Accrued management fee (Note C). . . . . . . . . . . . . . .                   214,652
    Other accrued expenses  (Note C) . . . . . . . . . . . . . .                   242,197
    Written options, at market (premiums received
        $3,198,757) (Note A) . . . . . . . . . . . . . . . . . .                 3,738,639
    Net payable on closed forward foreign currency
        exchange contracts (Note A). . . . . . . . . . . . . . .                 4,915,950
    Unrealized depreciation on forward currency
        exchange contracts (Notes A & E) . . . . . . . . . . . .                 3,936,873
                                                                             -------------
    Total liabilities. . . . . . . . . . . . . . . . . . . . . .                                    16,617,782
                                                                                                  ------------
Net assets, at market value. . . . . . . . . . . . . . . . . . .                                  $357,339,496
                                                                                                  ------------
                                                                                                  ------------
Net Assets
Net assets consist of:
Net unrealized appreciation (depreciation) on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . .                                  $  8,346,938
    Options. . . . . . . . . . . . . . . . . . . . . . . . . . .                                    (2,482,480)
    Foreign currency related transactions. . . . . . . . . . . .                                    (2,169,359)
Accumulated net realized loss. . . . . . . . . . . . . . . . . .                                    (8,376,015)
Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .                                       339,244
Additional paid-in capital . . . . . . . . . . . . . . . . . . .                                   361,681,168
                                                                                                  ------------
Net assets, at market value. . . . . . . . . . . . . . . . . . .                                  $357,339,496
                                                                                                  ------------
                                                                                                  ------------
NET ASSET VALUE, offering and redemption price per
    share ($357,339,496 DIVIDED BY 33,924,422 shares of
    capital stock outstanding, $.01 par value,
    300,000,000 shares authorized) . . . . . . . . . . . . . . .                                        $10.53
                                                                                                        ------
                                                                                                        ------

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
                                                                            ----

SCUDDER SHORT TERM GLOBAL INCOME FUND
--------------------------------------------------------------------------------


                             STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest (net of foreign taxes withheld of $311,268) . . . . . .                    $37,661,488

Expenses:
Management fee (Note C). . . . . . . . . . . . . . . . . . . . .      $2,392,536
Services to shareholders (Note C). . . . . . . . . . . . . . . .         946,861
Directors' fees and expenses (Note C). . . . . . . . . . . . . .          46,857
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .         577,357
Reports to shareholders. . . . . . . . . . . . . . . . . . . . .         117,057
Auditing . . . . . . . . . . . . . . . . . . . . . . . . . . . .         106,060
Legal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,932
State registration fees. . . . . . . . . . . . . . . . . . . . .          31,823
Amortization of organization expenses (Note A) . . . . . . . . .          11,706
Interest (Note D). . . . . . . . . . . . . . . . . . . . . . . .          17,788
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,216      4,321,193
                                                                     --------------------------
Net investment income. . . . . . . . . . . . . . . . . . . . . .                     33,340,295
                                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .       4,530,521
   Options . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,414,222)
   Futures contracts . . . . . . . . . . . . . . . . . . . . . .      (1,142,640)
   Foreign currency related transactions . . . . . . . . . . . .     (30,136,115)   (28,162,456)
                                                                     -----------
Net unrealized appreciation during the period on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .       5,952,232
   Options . . . . . . . . . . . . . . . . . . . . . . . . . . .         149,588
   Futures contracts . . . . . . . . . . . . . . . . . . . . . .         351,349
   Foreign currency related transactions . . . . . . . . . . . .       8,242,666     14,695,835
                                                                     --------------------------
Net loss on investment transactions. . . . . . . . . . . . . . .                    (13,466,621)
                                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . .                    $19,873,674
                                                                                    -----------
                                                                                    -----------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 14

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended October 31,
                                                              ------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  1995             1994
--------------------------------------------------------------------------------------------
Operations:
Net investment income. . . . . . . . . . . . . . . . . . . .   $ 33,340,295    $  59,953,874
Net realized loss from investment transactions . . . . . . .    (28,162,456)     (52,947,602)
Net unrealized appreciation (depreciation)
    on investment transactions during the
    period . . . . . . . . . . . . . . . . . . . . . . . . .     14,695,835      (12,317,902)
                                                               ------------    -------------
Net increase (decrease) in net assets resulting
    from operations. . . . . . . . . . . . . . . . . . . . .     19,873,674       (5,311,630)
                                                               ------------    -------------
Distributions to shareholders from:
Net investment income ($.36 and $.02
    per share, respectively) . . . . . . . . . . . . . . . .    (14,850,406)      (1,254,033)
                                                               ------------    -------------
Tax return of capital ($.44 and $.85 per
    share, respectively) . . . . . . . . . . . . . . . . . .    (18,185,444)     (58,437,746)
                                                               ------------    -------------
Fund share transactions:
Proceeds from shares sold. . . . . . . . . . . . . . . . . .     51,277,133      212,114,019
Net asset value of shares issued to
    shareholders in reinvestment of
    distributions. . . . . . . . . . . . . . . . . . . . . .     23,158,972       45,034,626
Cost of shares redeemed. . . . . . . . . . . . . . . . . . .   (263,863,651)    (673,153,473)
                                                               ------------    -------------
Net decrease in net assets from Fund
    share transactions . . . . . . . . . . . . . . . . . . .   (189,427,546)    (416,004,828)
                                                               ------------    -------------
DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . .   (202,589,722)    (481,008,237)
Net assets at beginning of period. . . . . . . . . . . . . .    559,929,218    1,040,937,455
                                                               ------------    -------------
NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . .  $ 357,339,496    $ 559,929,218
                                                               ------------    -------------
                                                               ------------    -------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period. . . . . . . . . .     51,959,978       89,107,607
                                                               ------------    -------------
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . .      4,874,517       18,796,142
Shares issued to shareholders in reinvestment
    of distributions . . . . . . . . . . . . . . . . . . . .      2,204,979        4,010,556
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . .    (25,115,052)     (59,954,327)
                                                               ------------    -------------
Net decrease in Fund shares. . . . . . . . . . . . . . . . .    (18,035,556)     (37,147,629)
                                                               ------------    -------------
Shares outstanding at end of period. . . . . . . . . . . . .     33,924,422       51,959,978
                                                               ------------    -------------
                                                               ------------    -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            ----

SCUDDER SHORT TERM GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.


                                                                                                                  FOR THE PERIOD
                                                                                                                  MARCH 1, 1991
                                                                                                                  (COMMENCEMENT
                                                                               YEARS ENDED OCTOBER 31,            OF OPERATIONS)
                                                                     ------------------------------------------   TO OCTOBER 31,
                                                                      1995        1994        1993        1992        1991
                                                                     ------------------------------------------  ---------------
Net asset value, beginning of period . . . . . . . . . . . . . .     $10.78      $11.68      $11.84      $12.01      $12.00
                                                                     ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income (a) . . . . . . . . . . . . . . . . . .        .80         .87         .95        1.08         .76
   Net realized and unrealized gain (loss) on
    investment transactions. . . . . . . . . . . . . . . . . . .       (.25)       (.90)       (.14)       (.17)        .01
                                                                     ------      ------      ------      ------      ------
Total from investment operations . . . . . . . . . . . . . . . .        .55        (.03)        .81         .91         .77
                                                                     ------      ------      ------      ------      ------
Less distributions from:
   Net investment income . . . . . . . . . . . . . . . . . . . .       (.36)       (.02)       (.95)      (1.08)       (.76)
   Net realized gains on investments . . . . . . . . . . . . . .         --          --        (.02)         --          --
   Tax return of capital . . . . . . . . . . . . . . . . . . . .       (.44)       (.85)         --          --          --
                                                                     ------      ------      ------      ------      ------
Total distributions. . . . . . . . . . . . . . . . . . . . . . .       (.80)       (.87)       (.97)      (1.08)       (.76)
                                                                     ------      ------      ------      ------      ------
Net asset value, end of period . . . . . . . . . . . . . . . . .     $10.53      $10.78      $11.68      $11.84      $12.01
                                                                     ------      ------      ------      ------      ------
                                                                     ------      ------      ------      ------      ------
TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . .       5.43        (.25)       7.14        7.83        6.65**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . . . . . . .        357         560       1,041       1,369         205
Ratio of operating expenses, net to average daily
   net assets (%) (a). . . . . . . . . . . . . . . . . . . . . .       1.00        1.00        1.00        1.00        1.00*
Ratio of net investment income to average daily
   net assets (%). . . . . . . . . . . . . . . . . . . . . . . .       7.73        7.76        8.10        8.94        9.97*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . .      182.8       272.4       259.8       274.2        26.1*
(a) Reflects a per share amount of management fee not
     imposed by the Adviser. . . . . . . . . . . . . . . . . . .      $ .02       $ .02       $ .01       $ .03       $ .06
    Operating expense ratio including management fee
     and other expenses not imposed (%). . . . . . . . . . . . .       1.20        1.15        1.11        1.23        1.89*

 * Annualized
**  Not annualized


----
 16

   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

A.  SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

Scudder Short Term Global Income Fund (the "Fund") is a non-diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options and wrote call options on currencies as a hedge against potential adverse price movements in the value of portfolio assets. In addition, during the period, the Fund purchased call options and wrote put options on currencies to lock in the purchase price of a security or currency which it expects to purchase in the near future and to enhance potential gain.


If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium

                                                                            ----

SCUDDER SHORT TERM GLOBAL INCOME FUND
-------------------------------------------------------------------------------

paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.



The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.



The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.


When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.


FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased interest rate futures to increase the duration of the portfolio, as a temporary substitute for purchasing selected investments, and to lock in the purchase price of a security which it expects to purchase in the near future. During the period, the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

---
18

                                                   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


Upon entering into a futures contract, the Fund is required to deposit with financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.


Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.


INDEXED SECURITIES. Indexed securities held by the Fund are investments whose value is indexed to another financial instrument, index, currency, or commodity (the "reference instrument"). For principal indexed securities, the principal amount payable at maturity may be more or less than the amounts shown depending on fluctuations in the value of the reference instrument. For coupon indexed securities, the principal amount payable at maturity is fixed. However, the coupon is indexed to the reference instrument. The price sensitivity of these securities may be greater than that of non-indexed securities with similar maturities.


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and
     (ii) purchases and sales of investment securities, interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.

                                                                            ----
                                                                              19

SCUDDER SHORT TERM GLOBAL INCOME FUND
-------------------------------------------------------------------------------

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the accrual and payment dates on interest and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required. At October 31, 1995, the Fund had a net tax basis capital loss carryforward of approximately $9,472,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($4,463,000) and October 31, 2003 ($5,009,000), the respective expiration dates, whichever occurs first.

----
20

                                                  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

DISTRIBUTION OF INCOME AND GAINS. Distribution of net investment income is declared as a dividend to shareholders of record as of the close of business each day and is distributed to shareholders monthly. During any particular year net realized gains and certain unrealized gains (which for federal income tax reporting purposes may be considered realized) from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in options, futures, forward foreign currency contracts and foreign currency denominated investments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

For the year ended October 31, 1995, a portion of the Fund's income dividends will be treated as nontaxable return of capital distributions under U.S. tax rules. The final tax status of 1995 distributions will be provided to shareholders in January 1996.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All discounts are accreted for both tax and financial reporting purposes.

                                                                             ---

SCUDDER SHORT TERM GLOBAL INCOME FUND
-------------------------------------------------------------------------------
            B.  Purchases and Sales of Securities
-------------------------------------------------------------------------------
            During the year ended October 31, 1995, purchases and sales (including maturities) of investment securities (excluding short-term investments) aggregated $664,284,533 and $816,592,171, respectively.

            The aggregate face value of futures contracts opened and closed during the year ended October 31, 1995 was $332,702,513 and $884,125,795, respectively.

            Transactions in written options for the year ended October 31, 1995 are summarized as follows:



                     -----------------------------------------------------------------------------------------------------------
                                                               OPTIONS ON CURRENCIES (000 OMITTED)
                                                -----------------------------------------------------------------

                     Number of
                     Contracts      Premiums           AUD             CAD            DEM              DKK           Premiums
                     -------------------------  ----------------------------------------------------------------- --------------
Beginning
 of Period              920        $ 402,334             39,193              -               -               -       $ 436,337
Written...            3,836        3,627,514            197,947        135,565         146,799         371,100       4,614,973
Closed....           (4,459)      (3,621,969)          (124,331)       (93,864)       (113,049)        (91,700)     (2,417,715)
Exercised                 -                -            (58,704)             -               -        (279,400)     (1,331,284)
Expired...                -                -            (45,947)       (12,500)              -               -        (415,623)
                      ------       ---------          --------      ---------        --------        --------      -----------
End of
 Period...              297        $ 407,879              8,158         29,201          33,750               -       $ 886,688
                      ------       ---------          --------      ---------        --------        --------      -----------
                      ------       ---------          --------      ---------        --------        --------      -----------
                     -----------------------------------------------------------------------------------------------------------



                    ----------------------------------------------------------------------------------------------------------
                                     OPTIONS ON CURRENCIES (000 OMITTED)
                    --------------------------------------------------------------------------------------------

                       ECU           ESP                FRF            GBP          ITL                JPY          Premiums
                    --------------------------------------------------------------------------------------------  ------------
Beginning
 of Period                -                -                  -              -               -         934,928       $ 455,325
Written...           16,500       16,915,000            100,000         50,600     437,137,848               -       8,025,455
Closed....                -      (10,340,000)          (100,000)       (33,200)   (323,000,000)       (934,928)     (5,511,030)
Exercised                 -       (5,750,000)                 -              -     (45,500,000)              -        (720,313)
Expired..                 -         (825,000)                 -              -     (18,337,848)              -        (557,025)
                    --------     -----------           --------        -------    ------------       ---------      ----------
End of
 Period..            16,500                -                  -         17,400      50,300,000               -     $ 1,692,412
                    --------     -----------           --------        -------    ------------       ---------      ----------
                    --------     -----------           --------        -------    ------------       ---------      ----------
-----------------------------------------------------------------------------------------------------------------------------------

---
22

                                                   NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                                        OPTIONS ON CURRENCIES (000 OMITTED)
                 --------------------------------------------------------------------------------
                     NZD              SEK             ESP/DEM      ITL/DEM             SEK/DEM       Premiums
                 --------------------------------------------------------------------------------  ------------
Beginning
 of Period           35,500                -          2,540,000     43,000,000         160,000       $ 878,376
Written...          121,296          101,000          1,500,000    118,000,000         545,000       2,310,649
Closed....         (141,596)               -         (1,500,000)   (32,000,000)       (190,000)     (1,508,025)
Exercised           (15,200)               -                  -              -        (351,000)       (516,271)
Expired..                 -                -         (2,540,000)  (129,000,000)       (164,000)       (952,951)
                 -----------      -----------       ------------  -------------      ----------     -----------
End of
 Period..                 -          101,000                  -              -               -       $ 211,778
                 -----------      -----------       ------------  -------------      ----------     -----------
                 -----------      -----------       ------------  -------------      ----------     -----------
                 -------------------------------------------------------------------------------------------------------


 C.  RELATED PARTIES
--------------------------------------------------------------------------------
Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annual rate of 0.75% of the first $1,000,000,000 of average daily net assets and 0.70% of such assets in excess of $1,000,000,000 computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser has agreed not to impose all or a portion of its management fee until February 29, 1996, and during such period to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets. For the year ended October 31, 1995, the Adviser did not impose a portion of its management fee aggregating $844,364 and the amount imposed aggregated $2,392,536 which was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged by SSC aggregated $720,994, of which $51,237 is unpaid at October 31, 1995.

                                                                            ----

SCUDDER SHORT TERM GLOBAL INCOME FUND
-------------------------------------------------------------------------------

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees and expenses aggregated $46,857.

D. SHORT-TERM DEBT
-------------------------------------------------------------------------------
During the year ended October 31, 1995, the Fund periodically borrowed amounts from a bank at the existing prime rates. The arrangement with the bank allows the Fund to borrow a maximum amount based on net asset value. There were no month-end borrowings outstanding during the year ended October 31, 1995.

During the year ended October 31, 1995, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $4,617,471 with a weighted average interest rate of 8.24%. Interest expense for the year ended October 31, 1995 was $17,788 (less than $.01 per share).

E.  COMMITMENTS
-------------------------------------------------------------------------------
As of October 31, 1995, the Fund had entered into the following forward foreign currency exchange contracts resulting in net unrealized depreciation of $2,346,244.


                                                                                      NET UNREALIZED
                                                                                       APPRECIATION
                                                                                      (DEPRECIATION)
CONTRACTS TO DELIVER           IN EXCHANGE FOR          SETTLEMENT DATE                  (U.S.$)
------------------------    ---------------------     ------------------            ---------------
SEK           53,835,810     USD        7,334,579           11/6/95                    (773,346)
USD            4,689,163     SEK       32,689,090           11/6/95                     242,806
DKK          133,609,943     USD       24,367,205     11/22/95 to 1/26/96               (94,365)
ESP        2,850,000,000     USD       22,188,509           12/15/95                 (1,058,294)
USD            7,367,355     ESP      915,762,213           12/15/95                    111,772
FRF           64,069,454     USD       12,921,918             1/5/96                   (178,344)
DEM           45,651,350     USD       32,939,238            1/29/96                    384,613
USD           27,400,433     DEM       38,485,000            1/29/96                     65,311
ECU           11,777,001     USD       15,347,788            2/20/96                     (2,839)
USD            4,242,161     ECU        3,275,800            2/20/96                     32,666
BEF          517,548,200     USD       17,194,292            2/22/96                   (765,717)
USD           12,447,997     BEF      380,000,000            2/22/96                    753,461
CHF           18,068,105     USD       15,056,754            3/13/96                 (1,063,968)
                                                                                    --------------
                                                                                     (2,346,244)
                                                                                    --------------
                                                                                    --------------



----
24

SCUDDER SHORT TERM GLOBAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF SCUDDER GLOBAL FUND, INC. AND TO THE SHAREHOLDERS OF SCUDDER SHORT TERM GLOBAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Short Term Global Income Fund including the investment portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period March 1, 1991 (commencement of operations) to October 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Short Term Global Income Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period March 1, 1991 (commencement of operations) to October 31, 1991 in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 19, 1995

                                                                            ----

SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

         A Special  Meeting of  Shareholders  of Scudder  Global Fund,  Inc.,  consisting of Scudder  Emerging
Markets Income Fund, Scudder Global Fund,  Scudder Global Small Company Fund, Scudder  International Bond Fund
and  Scudder  Short Term  Global  Income  Fund was held on  Wednesday,  December  6, 1995,  at the  offices of
Scudder,  Stevens & Clark,  Inc.,  25th Floor,  345 Park Avenue,  New York, New York 10154.  The three matters voted upon by  Shareholders  of Scudder Short Term Global Income Fund and the resulting  votes for each matter are presented below.

1.       The  election of eight  Directors to hold office until their  respective  successors  shall have been duly elected and qualified.


          Director:
                                                                 Number of Votes:
                                                                 ----------------
                                                     For                Withheld           Broker Non-Votes*
                                                     ---                --------           -----------------
          Edmond D. Villani                       20,580,325             688,602                   0
          Nicholas Bratt                          20,548,437             720,491                   0
          Daniel Pierce                           20,548,367             720,560                   0
          Paul Bancroft III                       20,523,637             745,290                   0
          Sheryle J. Bolton                       20,485,387             783,540                   0
          Thomas J. Devine                        20,522,688             746,239                   0
          William H. Gleysteen, Jr.               20,520,409             748,518                   0
          William H. Luers                        20,522,276             746,651                   0

2.       Ratification  or rejection  of the action  taken by the Board of  Directors  in  selecting  Coopers &
         Lybrand L.L.P. as independent accountants for the fiscal year ending October 31, 1996.


                                                   Number of Votes:
                                                   ----------------
               For                       Against                     Abstain                 Broker Non-Votes*
               ---                       -------                     -------                 -----------------
           20,333,747                    366,126                     569,054                         0

3.       Approval of the change to the name,  investment  objective and certain investment policies of Scudder
         Short Term Global Income Fund.


                                                   Number of Votes:
                                                   ----------------
               For                       Against                     Abstain                 Broker Non-Votes*
               ---                       -------                     -------                 -----------------
           17,735,111                   1,010,791                    879,211                         0

--------------------------------------------------------------------------------------------------------------
*   Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                                    (This page intentionally left blank.)

                                    (This page intentionally left blank.)

                                                          OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------
Edmond D. Villani*
    Chairman of the Board and Director
Nicholas Bratt*
     President and Director
Sheryle J. Bolton
    Director; Consultant
Paul Bancroft III
    Director; Venture Capitalist and Consultant
Thomas J. Devine
    Director; Consultant
William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.
William H. Luers
    Director; President, The Metropolitan Museum of Art
Daniel Pierce*
    Director and Vice President
Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation Robert W. Lear
    Honorary Director; Executive-in-Residence, Columbia University
    Graduate School of Business
Adam Greshin*
    Vice President
Jerard K. Hartman*
    Vice President
Thomas W. Joseph*
    Vice President
Douglas M. Loudon*
    Vice President
Gerald J. Moran*
    Vice President
M. Isabel Saltzman*
    Vice President
Cornelia M. Small*
    Vice President
David S. Lee*
    Vice President and Assistant Treasurer
Thomas F. McDonough*
    Vice President and Secretary
Pamela A. McGrath*
    Vice President and Treasurer
Edward J. O'Connell*
    Vice President and Assistant Treasurer
Juris Padegs*
    Vice President and Assistant Secretary
Kathryn L. Quirk*
    Vice President and Assistant Secretary
Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES
--------------------------------------------------------------------------------

 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------
    For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free  prospectus.  Read it  carefully  before you invest or send money.  +A portion of the income from the tax-free funds may be subject to federal,  state, and local taxes.  *Not available in all states. +++A no-load  variable annuity  contract  provided by Charter  National Life Insurance  Company and its affiliate, offered by Scudder's insurance agencies,  1-800-225-2470.  #These funds, advised by Scudder, Stevens & Clark,
    Inc. are traded on various stock exchanges.  ++For information on Scudder Treasurers Trust,(TM) an institutional cash management  service that utilizes  certain  portfolios of Scudder Fund, Inc.  ($100,000  minimum),  call
    1-800-541-7703.

                                                          HOW TO CONTACT SCUDDER
--------------------------------------------------------------------------------

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your Scudder accounts;
                                         exchanges and redemptions; or information on any Scudder fund
                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105
 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder            For information on Scudder
                                         Treasurers Trust,(TM) an institutional   Institutional Funds,* funds
                                         cash management service for           designed to meet the broad
                                         corporations, non-profit              investment management and
                                         organizations and trusts that uses    service needs of banks and
                                         certain portfolios of Scudder Fund,   other institutions, call
                                         Inc.* ($100,000 minimum), call        1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
    Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors
--------------------------------------------------------------------------------

                  Established in 1919 by Theodore Scudder, Sidney Stevens, and
F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

                  Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Emerging Markets
Income Fund

Annual Report
October 31, 1995

* For investors seeking high current income and, secondarily, long-term capital appreciation through investment primarily in high-yielding debt securities issued in emerging markets.

* A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

CONTENTS

  2 In Brief


  3 Letter from the Fund's Chairman


  4 Performance Update


  5 Portfolio Summary


  6 Portfolio Management Discussion


 10 Investment Portfolio


 14 Financial Statements


 17 Financial Highlights


 18 Notes to Financial Statements


 23 Report of Independent Accountants


 24 Shareholder Meeting Results


 25 Officers and Directors


 26 Investment Products and Services


 27 How to Contact Scudder


IN BRIEF

* The favorable momentum previously established in emerging country debt markets was halted at the end of 1994 when Mexico devalued and subsequently floated its currency. This action provoked a sharp sell-off in emerging market debt securities, with prices declining through January and February 1995.

* In early March, emerging market debt began a sustained rally after decisive action by economic leaders in Argentina and Mexico bolstered investor confidence. Solid positive monthly returns in emerging debt markets were posted through September before easing somewhat in October.

* Despite difficult market conditions, Scudder Emerging Markets Income Fund posted a total return of 3.46% for its fiscal year ended October 31, 1995. The Fund closed its fiscal year with a 30-day net annualized SEC yield of 13.08%, up substantially from 9.13% a year earlier.

* The Fund continues to hold a well-diversified portfolio, with investments in Latin America, eastern Europe, and northern Africa.

                                                 LETTER FROM THE FUND'S CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

         It has been an eventful 12 months for emerging market bonds, featuring the early 1995 turmoil after Mexico's currency devaluation followed by a strong rally for emerging market debt that began in March. At this juncture, what is the outlook for emerging market bonds?

         We believe the long-term outlook is positive, based on several factors. Emerging countries are becoming much more competitive in the world marketplace as a result of lower domestic costs and currency adjustments. A number of the major emerging countries have taken strict measures to ensure their fiscal stability. In addition, the ability of many of these countries to service their external debt has been improved as exports have surged and international reserve positions have been strengthened. Furthermore, the demonstrated determination of these countries to honor their external obligations has permitted their rapid return to the international capital markets following the Mexican peso crisis.

         Currently, countries such as Mexico and Argentina are in recession, a condition which is usually favorable for bond markets of developed countries, but not as helpful in emerging countries where resulting improvements in external accounts can be offset by pressures on government finances and the banking sector. We foresee a return to growth in both Mexico and Argentina in early 1996 that should further support the market for emerging country issues. A positive political environment in Latin American and Eastern European countries would also be a big plus for their bond markets in 1996. Our strategy going forward is to position your Fund to benefit from the brightening economic outlook in emerging countries. The Fund's high yield should help provide a buffer against price volatility in those markets.

         We would also like to take this opportunity to announce that on October 6, 1995, we introduced Scudder Small Company Value Fund, a pure no-load(TM) mutual fund designed to seek long-term growth of capital through a disciplined, value-oriented approach to small-stock investing. For more information about this Fund and other investment products, see page 26.

                           Sincerely,
                           /s/Edmond D. Villani
                           Edmond D. Villani
                           Chairman,
                           Scudder Emerging Markets Income Fund

SCUDDER EMERGING MARKETS INCOME FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER EMERGING MARKETS INCOME FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,346     3.46%     3.46%
Life of
  Fund*   $ 9,980     -.20%     -.11%

JP MORGAN COMPOSITE EMERGING MARKETS
BOND/LATIN EUROBOND INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,785     7.85%     7.85%
Life of
  Fund*   $ 9,460    -5.40%    -2.99%

* The Fund commenced operations on
  December 31, 1995


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Emerging Markets Income Fund
Year            Amount
----------------------
12/31/93*      $10,000
1/94           $10,058
4/94           $ 8,962
7/94           $ 9,067
10/94          $ 9,646
1/95           $ 8,756
4/95           $ 8,858
7/95           $ 9,507
10/95          $ 9,980


JP Morgan Composite Emerging Markets
Bond/Latin Eurobond Index
Year            Amount
----------------------
12/31/93*      $10,000
1/94           $10,041
4/94           $ 8,314
7/94           $ 8,397
10/94          $ 8,771
1/95           $ 7,914
4/95           $ 8,149
7/95           $ 9,070
10/95          $ 9,460


The unmanaged JP Morgan Composite Emerging Markets Bond/Latin Eurobond Index (EMB/LEI) tracks the performance of U.S. dollar-denominated sovereign restructured bonds (mostly Brady bonds) and Latin-issued Eurobonds. The composite includes debt issues from five countries in Latin America, plus Bulgaria, Nigeria, the Philippines and Poland. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses.



-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31


                        1994*      1995
                     --------------------
NET ASSET VALUE...    $11.05     $10.26
INCOME DIVIDENDS..    $  .51     $ 1.11
FUND TOTAL
RETURN (%)........     -3.54       3.46
INDEX TOTAL
RETURN (%)........    -12.23       7.85

Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results.
Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the one year and life of Fund periods would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------

Debt Obligations         95%             Through challenging market
Cash Equivalents          5%             conditions, we have continued
                        ----             to maintain a well-diversified
                        100%             portfolio of the highest quality
                        ====             and most liquid securities
                                         available in the emerging markets.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
MARKET EXPOSURE (Excludes 5% Cash Equivalents)
--------------------------------------------------------------------------

Geographical                              Currency
---------------------------               -------------------------
Brazil                  28%               United States         95%
Argentina               19%               Argentina              2%
Poland                  14%               Mexico                 2%
Mexico                  10%               Poland                 1%
Panama                   7%                                    ----
Venezuela                6%                                    100%
Bulgaria                 4%                                    ====
Ecuador                  4%
Morocco                  4%      Consistent with the Fund's strategy to
Other                    4%      maintain a regionally diversified portfolio,
                       ----      26% of portfolio assets were invested
                       100%      outside of Latin America as of the close of
                       ====      the period.

Graphs in the form of pie charts appears here, illustrating the exact data points in the above tables.

--------------------------------------------------------------------------
AVERAGE LIFE (Excludes 5% Cash Equivalents)
--------------------------------------------------------------------------

0 - 3 years               5%             We continue to hold a large
3 - 5 years              15%             percentage of longer-duration
5 - 10 years             27%             bonds to capitalize on the
Greater than 10 years    53%             current trend of improving prices
                        ----             and declining yields in the
                        100%             emerging markets.
                        ====
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 10.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER EMERGING MARKETS INCOME FUND
PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Dear Shareholders,

     The 12 months ended October 31, 1995, have marked a challenging period for the emerging country debt markets. The favorable momentum previously achieved in Latin America and other emerging countries was abruptly halted in late December 1994, when Mexico devalued and subsequently floated its currency. The resulting sell-off in Mexico's financial markets quickly spilled over into the debt and equity markets of other emerging countries. Delays in the development of both an effective Mexican economic program and a U.S.-led support package for Mexico put additional pressure on emerging financial markets and capital flows to emerging countries during most of the first quarter of 1995.

     In March, decisive action by economic leaders in Argentina and Mexico to deepen economic reform bolstered investor confidence and sparked a strong rally in emerging market debt. First quarter losses in these markets were erased by May and solid positive returns were posted for six consecutive months through September, before the markets eased slightly in October over concerns about the lingering recessions in Argentina and Mexico. Increased investor confidence was evidenced by a return of local capital to many emerging economies and renewed access by a number of emerging countries to the international capital markets. The market recovery was further enhanced by declining long-term U.S. interest rates, which were particularly helpful for the many U.S.-dollar fixed-rate bonds in which the Fund invests.

                         Fund Performance and Strategy

     Despite difficult market conditions, Scudder Emerging Markets Income Fund posted a total return of 3.46% during the fiscal year ended October 31, 1995. This compares with a total return of 7.85% during the same period for the unmanaged J.P. Morgan Composite Emerging Markets Bond/Latin Eurobond Index. The Fund underperformed the J.P. Morgan Index largely because we chose to maintain a defensive stance by holding a significant cash position through the early spring of 1995 in view of the winter's events. As market conditions improved in the second half of its fiscal year, however, the Fund was fully invested.

     Even with our conservative approach to these volatile markets, the Fund's net asset value declined from $11.05 to $10.26 during the period. But the change in price was more than offset by income distributions of $1.11 per share. The Fund's high yield

                                                 PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

remains attractive to investors. On October 31, 1995, the Fund's 30-day net annualized SEC yield was 13.08%, up substantially from 9.13% at the beginning of the fiscal year.

     Through challenging market conditions, we have continued to maintain a well-diversified portfolio, seeking the highest quality and most liquid securities available in the emerging markets consistent with the Fund's objectives and policies. Although the Fund may invest up to 50% of its assets in corporate obligations, only 2% of the Fund's assets were invested in such securities as of October 31, 1995, while 93% of assets were invested in sovereign debt. Despite having generally lower yields, sovereign obligations tend to be of higher credit quality than corporate debt. In addition, we often favor sovereign Brady bonds because their large volume greatly enhances their liquidity and because many are backed by U.S. Treasury bonds, a defensive characteristic which aids their performance in poor markets. As market conditions improved during the spring, we increased our holdings in uncollateralized Brady bonds, which tend to perform better than their collateralized counterparts as economic conditions improve in the issuer countries.

     In June, we substantially increased the Fund's holdings in fixed-rate securities because we believed the U.S. Federal Reserve would soon begin to lower short-term interest rates, which it did in early July. By the end of October, however, in light of the significant declines that had taken place in long-term U.S.-dollar interest rates, we took some profits and reduced fixed-rate holdings to approximately 37% of the Fund's assets.

     Securities denominated in local currencies can offer relatively high yields as well as the opportunity to benefit from currency appreciation in developing countries with improving economies. As the Mexican peso crisis demonstrated, however, local currencies can also be susceptible to dramatic devaluations when there is a loss of confidence in a country's economic policies. We have therefore continued to take a cautious and opportunistic approach with respect to the Fund's exposure to foreign currencies, limiting it to countries where we foresee a stable or improving exchange rate. As of October 31, 1995, only 5% of the Fund's assets was invested in securities denominated in local currencies, with the balance held in U.S.-dollar denominated obligations.

     In line with the Fund's strategy to maintain a regionally diversified portfolio, 24% of portfolio assets were invested outside of Latin America as of October 31, 1995. In particular, we

SCUDDER EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

increased holdings in eastern Europe from 6% to 18% of assets during the 12-month period. In early 1995, many investors seemed unable to differentiate among emerging markets on the basis of fundamentals and sold assets indiscriminately, thereby undercutting the benefits of our diversification strategy. However, our strategy began to pay off beginning in the second quarter of 1995, as confidence returned to the markets and investors began to distinguish among issuers once again. The Fund's holdings of Polish bonds (13% of assets) in particular have benefited performance. Bolstered by an investment-grade rating from Moody's for Poland's Eurobond issue in June, Polish debt markets rallied strongly and have been among the best performing emerging markets in 1995. Poland has experienced strong growth in 1995 and its manageable debt profile is buttressed by high international reserves.

                   A Positive Outlook for Argentina and Brazil

     The Fund's core Latin American holdings continue to be in Argentina (18% of assets) and Brazil (26% of assets). The Argentine government deftly handled the spill-over effects of the Mexican peso crisis in early 1995, cutting government spending to ensure fiscal stability. In addition, exports have grown rapidly, enhancing the country's ability to pay back its debt. President Menem's first-round re-election in May signaled popular approval of the economic measures undertaken by the government over the last several years. Recently, however, the Argentine debt markets have experienced heightened volatility over the uncertainty of highly regarded Economy Minister Cavallo's tenure within the Menem administration. Nonetheless, our long-term outlook for Argentina remains positive.

     The Fund modestly increased its holdings in Brazil during the fiscal year as the country's fundamental outlook improved. Brazil successfully slowed the torrid pace of economic growth exhibited early in 1995, reducing the risk of an overheated economy, and has improved its external accounts. High real interest rates have also bolstered international reserves. Moreover, President Cardoso has made gradual but steady progress on advancing important financial and constitutional reforms through Congress.

                                                 PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

     Throughout the fiscal year, the Fund held underweight positions in Mexico (10% of assets) and Venezuela (6% of assets) on October 31. The Mexican government has steadfastly adhered to sound economic policies implemented in the aftermath of the peso crisis, but lingering political concerns and a significant economic contraction have recently created some uneasiness in Mexico's financial markets. Venezuelan government bonds offer attractive yields, but at the end of the fiscal year investors were still awaiting progress on an International Monetary Fund program to address the serious imbalances in that country's economy.

                                 Looking Ahead

     The effects of the Mexican peso crisis in early 1995 proved a daunting challenge for economic leaders in many emerging countries. To preserve their countries' creditworthiness and to safeguard their hard-won access to the international capital markets, leaders in Argentina and Mexico imposed further fiscal discipline and accelerated the pace of economic reforms. In the near term, these measures have created difficult domestic conditions in some emerging economies, but we believe that they will improve the long-term fundamentals in these countries. These developments, coupled with a constructive global environment for the U.S. dollar, interest rates, and bond markets, should be reflected in improving prices for emerging market debt in the coming months. In keeping with Scudder Emerging Markets Income Fund's objectives, we will continue to look for opportunities to provide high current income and long-term capital appreciation for our shareholders.

Sincerely,

Your Portfolio Management Team

/s/M. Isabel Saltzman               /s/Susan E. Gray
M. Isabel Saltzman                  Susan E. Gray

/s/Lincoln Y. Rathnam
Lincoln Y. Rathnam


                      Scudder Emerging Markets Income Fund:
                          A Team Approach to Investing

     Scudder Emerging Markets Income Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

     Lead Portfolio Manager M. Isabel Saltzman has responsibility for the Fund's investment strategies. Isabel, who joined Scudder in 1990, has been involved in foreign finance and investing since 1979 and contributes special expertise in Latin America. Lincoln Y. Rathnam, Portfolio Manager, is responsible for the Fund's day-to-day management. Lincoln, who joined Scudder in 1984, has over 15 years of experience in international investing. Susan E. Gray, Portfolio Manager, has responsibility for developing the Fund's trading strategies. Susan, who has over four years of investment trading experience, has worked at Scudder since 1987.

SCUDDER EMERGING MARKETS INCOME FUND
INVESTMENT PORTFOLIO  as of October 31, 1995


           % of           Principal                                                                    Market
         Portfolio     Amount ($) (b)                                                                 Value ($)
---------------------------------------------------------------------------------------------------------------
              5.0%     COMMERCIAL PAPER
                    -------------------------------------------------------------------------------------------
                          4,000,000       Associates Corp. of North America,
                                            5.82%, 11/1/95 . . . . . . . . . . . . . . . . . .       4,000,000
                          4,432,000       Household Finance Corp., 5.82%, 11/1/95. . . . . . .       4,432,000
                                                                                                   -----------
                                          Total Commercial Paper (Cost $8,432,000) . . . . . .       8,432,000
                                                                                                   -----------

              94.9%      DEBT OBLIGATIONS
                    -------------------------------------------------------------------------------------------
Argentina     18.1% ARP   7,886,744       Argentine Republic, Bonos de Consolidacion
                                            de Deudas Previsionales Pre 1 (BOCON),
                                            Variable Rate Interest Bond, 3.5%, 4/1/01. . . . .       3,693,780
                          1,500,000       Argentine Republic, Collateralized Discount
                                           Bond, Series L, Floating Rate Bond, LIBOR plus
                                            .8125% (6.875%), 3/31/23 . . . . . . . . . . . . .         841,875
                         23,600,000       Argentine Republic, Collateralized Par
                                            Bond, Series L, Step-up Coupon, 5%, 3/31/23 (d). .      11,224,632
                         20,800,000       Argentine Republic, Floating Rate Bond,
                                            Series L, LIBOR plus .8125% (6.8125%), 3/31/05 (d)      12,310,896
                          3,150,000       Cedulas Hipotecarias, Floating Rate Bond,
                                            LIBOR plus 2.9% (8.9781%), 9/1/00. . . . . . . . .       2,767,991
                                                                                                   -----------
                                                                                                    30,839,174
                                                                                                   -----------

Brazil        26.4%         500,000       Minas Gerais, Series A, Without Warrants,
                                            7.875%, 2/10/99. . . . . . . . . . . . . . . . . .         418,750
                          3,550,000       Minas Gerais, Series B, Without Warrants,
                                            8.25%, 2/10/00 . . . . . . . . . . . . . . . . . .       2,902,125
                         11,250,000       Federative Republic of Brazil, Collateralized
                                            Par Bond, Series Z, Step-up Coupon, 4.25%, 4/15/24       5,428,125
                         18,305,838       Federative Republic of Brazil C Bond, 4% with
                                            4% Interest Capitalization, 4/15/14. . . . . . . .       9,290,213
                          8,875,000       Federative Republic of Brazil, Debt Conversion
                                            Bond, Series L, Floating Rate Bond, LIBOR
                                            plus .875% (6.875%), 4/15/12 . . . . . . . . . . .       4,859,063
                         14,500,000       Federative Republic of Brazil, Eligible Interest
                                            Bond, Floating Rate Bond, LIBOR plus
                                            .8125% (6.8125%), 4/15/06. . . . . . . . . . . . .       9,588,125
                         10,212,500       Federative Republic of Brazil, IDU Bond,
                                            Floating Rate Bond, LIBOR plus .8125%
                                            (6.6875%), 1/1/01. . . . . . . . . . . . . . . . .       8,725,254
                            714,287       Federative Republic of Brazil, New Money
                                            Bond, LIBOR plus .8125% (6.75%), 10/15/99. . . . .         664,287


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--
10


                                                                                           INVESTMENT PORTFOLIO

           % of           Principal                                                                    Market
         Portfolio     Amount ($) (b)                                                                 Value ($)
---------------------------------------------------------------------------------------------------------------
                          5,000,000       Federative Republic of Brazil, New Money
                                            Bond, LIBOR plus .875% (6.875%), 4/15/09 . . . . .       2,950,000
                                                                                                   -----------
                                                                                                    44,825,942
                                                                                                   -----------
Bulgaria    3.3%          5,000,000       Republic of Bulgaria, Collateralized Discount
                                            Bond, Tranche A, LIBOR plus .8125%
                                            (6.75%), 7/28/24 . . . . . . . . . . . . . . . . .       2,525,000
                          5,500,000       Republic of Bulgaria, Floating Rate Interest
                                            Reduction Bond, Series A, Step-up Coupon,
                                            2%, 7/28/12. . . . . . . . . . . . . . . . . . . .       1,533,125
                          3,500,000       Republic of Bulgaria, Interest Arrears Bond,
                                            Series PDI, LIBOR plus .8125% (6.75%),
                                            7/28/11. . . . . . . . . . . . . . . . . . . . . .       1,544,375
                                                                                                   -----------
                                                                                                     5,602,500
                                                                                                   -----------

Colombia    0.3%            500,000       Banco de Colombia, 7.5%, 10/21/98. . . . . . . . . .         482,500
                                                                                                   -----------
Costa Rica  0.1%            200,000       Banco Central de Costa Rica, Principal B,
                                            6.25%, 5/21/15 . . . . . . . . . . . . . . . . . .         104,000
                                                                                                   -----------
Ecuador     3.9%          6,500,000       Republic of Ecuador, Collateralized Discount
                                            Bond, Floating Rate Bond, LIBOR plus
                                            .8125% (6.8125%), 2/28/25. . . . . . . . . . . . .       3,221,530
                          1,250,000       Republic of Ecuador, Collateralized Global
                                            Par Bond, Step-up Coupon, 3%, 2/28/25. . . . . . .         414,062
                          9,193,375       Republic of Ecuador, Past Due Interest Bond,
                                            LIBOR plus .8125% (6.8125%), 2/28/15 . . . . . . .       3,010,830
                                                                                                   -----------
                                                                                                     6,646,422
                                                                                                   -----------

Jamaica     0.6%          1,500,000       Government of Jamaica Refinancing
                                            Agreement, Tranche B, Floating Rate Bond,
                                            LIBOR plus .8125% (7.125%), 11/15/04 . . . . . . .         990,000
                                                                                                   -----------
Mexico      9.8%   MXN   22,533,700       Certificados de la Tesoreria,12/21/95. . . . . . . .       3,020,723
                         14,750,000       United Mexican States, Collateralized Fixed
                                            Par Bond, Series A, 6.25%, 12/31/19. . . . . . . .       8,665,625
                          3,250,000       United Mexican States, Collateralized Fixed
                                            Par Bond, Series B, 6.25%, 12/31/19. . . . . . . .       1,909,375
                          4,500,000       United Mexican States, Collateralized
                                            Discount Bond, Series A, Floating Rate Bond,
                                            LIBOR plus .8125% (6.76563%), 12/31/19 . . . . . .       3,009,375
                                                                                                   -----------
                                                                                                    16,605,098
                                                                                                   -----------

Morocco     3.9%         11,250,000       Kingdom of Morocco, Tranche A,
                                            Restructuring and Consolidation Agreement,
                                            LIBOR plus .8125% (6.6875%), 1/1/09. . . . . . . .       6,693,750
                                                                                                   -----------
Panama      6.5%          9,250,000       Republic of Panama, Floating Rate Bond,
                                            LIBOR plus 1% (7.25%), 5/10/02 . . . . . . . . . .       7,561,875
                          9,000,000       Republic of Panama, Interest Reduction
                                            Bond, 3.5%, 12/29/49 (c) . . . . . . . . . . . . .       3,465,000
                                                                                                   -----------
                                                                                                    11,026,875
                                                                                                   -----------

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              --
                                                                              11

SCUDDER EMERGING MARKETS INCOME FUND


           % of           Principal                                                                    Market
         Portfolio     Amount ($) (b)                                                                 Value ($)
----------------------------------------------------------------------------------------------------------------
Poland        13.4%      26,100,000       Republic of Poland, Past Due Interest Bond,
                                            Step-up Coupon, 3.75%, 10/27/14. . . . . . . . . .      16,769,250
                          6,000,000       Republic of Poland, Collateralized Discount
                                            Bond, LIBOR plus .8125% (6.875%), 10/27/24 . . . .       4,590,000
                    PLZ   3,712,032       Morgan Guaranty Trust Company Time
                                            Deposit, 24.5%, 3/20/96. . . . . . . . . . . . . .       1,520,223
                                                                                                   -----------
                                                                                                    22,879,473
                                                                                                   -----------
Russia        1.9%       10,000,000       Vnesheconombank, Bilateral Non-Performing
                                            Loan Agreement, 3.25%, 12/29/95* . . . . . . . . .       3,250,000
                                                                                                   -----------
United States 0.8%          500,000       Comcast Corp., 9.5%, 1/15/08 (d) . . . . . . . . . .         515,000
                            500,000       Penn Traffic Co., 9.625%, 4/15/05 (d). . . . . . . .         362,500
                            500,000       Westpoint Stevens Inc., 9.375%, 12/15/05 . . . . . .         500,000
                                                                                                   -----------
                                                                                                     1,377,500
                                                                                                   -----------

Venezuela     5.9%       20,500,000       Republic of Venezuela, Debt Conversion
                                            Bond, Series DL, LIBOR plus .875%
                                            (6.8125%), 12/18/07. . . . . . . . . . . . . . . .      10,096,250
                                                                                                   -----------
                                          Total Debt Obligations (Cost $162,686,923) . . . . .     161,419,484
                                                                                                   -----------



              0.1%       PREFERRED STOCKS
                         Shares
                    -------------------------------------------------------------------------------------------
Argentina                    13,400       Nortel Inversora "A" (ADR)
                                            (Telecommunication services) (e)
                                            (Cost $129,980). . . . . . . . . . . . . . . . . .         105,458
                                                                                                   -----------

              0.0%       PURCHASED OPTIONS


                         Principal
                         Amount ($) (b)
                    -------------------------------------------------------------------------------------------
                          1,255,000       Put on German Deutschemark, strike price
                                            1.5542, expires 3/14/96. . . . . . . . . . . . . .           3,279
                         20,500,000       Put on Venezuela Debt Conversion Bond,
                                            strike price 47.625, expires 11/13/95. . . . . . .          67,220
                                                                                                   -----------
                                          Total Purchased Options (Cost $257,107). . . . . . .          70,499
                                                                                                   -----------

--------------------------------------------------------------------------------------------------------------

                                          Total Investment Portfolio - 100.0%
                                            (Cost $171,506,010) (a). . . . . . . . . . . . . .     170,027,441
                                                                                                   -----------


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--
12

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(a) The cost for federal income tax purposes was $172,690,463. At October 31, 1995, net unrealized depreciation for all securities based on tax cost was $2,663,022. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,466,492 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,129,514.

(b)  Principal amount is stated in U.S. dollars unless otherwise noted.

(c) When-issued or forward delivery securities (See Note A in Notes to Financial Statements).

(d) At October 31, 1995, these securities, in part, have been segregated to cover when-issued or forward delivery securities.

(e) Securities valued in good faith by the Valuation Committee of the Board of Directors. The cost of these securities at October 31, 1995 aggregated $129,980. See Note A of the Notes to Financial Statements.

*    Non-income producing security.




          WRITTEN OPTIONS
          ----------------------------------------------------------------------
          At October 31, 1995 outstanding written options were as follows (Note
          A):


                               Principal
                                Amount        Expiration     Strike               Market
           Call Options         (U.S.$)         Date          Price               Value($)
           --------------------------------------------------------------------------------
           DEM                  1,255,000       3/14/96      DEM 1.39 . . . . .    24,322
                                                                                   ------
           Total outstanding written options (Premiums received $11,107). . . .    24,322
                                                                                   ======

          CURRENCY ABBREVIATIONS
          ----------------------------------------------------------------------
          ARP   Argentine Peso         DEM          German Deutschemark
          MXN   Mexican Peso           PLZ          Polish Zloty



       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            --



FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1995
------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $171,506,010)
  (Note A) . . . . . . . . . . . . . . . . . . . . . . .                     $ 170,027,441
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .                               778
Receivables:
  Investments sold . . . . . . . . . . . . . . . . . . .                         1,792,484
  Interest . . . . . . . . . . . . . . . . . . . . . . .                         2,815,590
  Fund shares sold . . . . . . . . . . . . . . . . . . .                           439,001
Deferred organization expenses (Note A). . . . . . . . .                            48,616
                                                                             -------------
  Total assets . . . . . . . . . . . . . . . . . . . . .                       175,123,910
LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . $   1,762,484
  When-issued and forward delivery securities
     (Note A). . . . . . . . . . . . . . . . . . . . . .     3,490,781
  Fund shares redeemed . . . . . . . . . . . . . . . . .       121,707
  Written options, at market (premium received $11,107)
     (Note A). . . . . . . . . . . . . . . . . . . . . .        24,322
  Accrued management fee (Note C). . . . . . . . . . . .       166,497
  Other accrued expenses (Note C). . . . . . . . . . . .       155,318
                                                         -------------
  Total liabilities. . . . . . . . . . . . . . . . . . .                         5,721,109
                                                                             -------------
Net assets, at market value. . . . . . . . . . . . . . .                      $169,402,801
                                                                             -------------
                                                                             -------------
NET ASSETS
Net assets consist of:
  Undistributed net investment income. . . . . . . . . .                       $   613,098
  Unrealized depreciation on:
     Investments . . . . . . . . . . . . . . . . . . . .                        (1,478,569)
     Options . . . . . . . . . . . . . . . . . . . . . .                           (13,215)
     Foreign currency related transactions . . . . . . .                           (58,565)
  Accumulated net realized loss. . . . . . . . . . . . .                        (6,217,701)
  Capital stock. . . . . . . . . . . . . . . . . . . . .                           165,114
  Additional Brazilian capital . . . . . . . . . . . . . .                       176,392,639
                                                                             -------------
Net assets, at market value. . . . . . . . . . . . . . .                      $169,402,801
                                                                             -------------
                                                                             -------------
NET ASSET VALUE, offering and redemption per price
  ($169,402,801 DIVIDED BY 16,511,433 shares of
  capital stock outstanding, $.01 par value, 100,000,000
  shares authorized) . . . . . . . . . . . . . . . . . .                            $10.26
                                                                                    ------
                                                                                    ------



       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--
14


                                                                      FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


YEAR ENDED OCTOBER 31, 1995
------------------------------------------------------------------------------------------
Investment Income
Dividends. . . . . . . . . . . . . . . . . . . . . . . .                     $      14,103
Interest (net of withholding taxes of $7,436). . . . . .                        17,981,225
                                                                             -------------
                                                                                17,995,328

Expenses:
Management fee (Note C). . . . . . . . . . . . . . . . . $   1,037,443
Services to shareholders (Note C). . . . . . . . . . . .       320,210
Directors' fees and expenses (Note C). . . . . . . . . .        54,889
Custodian fees . . . . . . . . . . . . . . . . . . . . .       258,217
Auditing . . . . . . . . . . . . . . . . . . . . . . . .        44,555
Reports to shareholders. . . . . . . . . . . . . . . . .        69,042
Federal registration . . . . . . . . . . . . . . . . . .        24,020
State registration . . . . . . . . . . . . . . . . . . .        34,951
Legal. . . . . . . . . . . . . . . . . . . . . . . . . .        17,119
Amortization of organization expense (Note A). . . . . .        15,312
Other. . . . . . . . . . . . . . . . . . . . . . . . . .         9,585           1,885,343
                                                         ---------------------------------
Net investment income. . . . . . . . . . . . . . . . . .                        16,109,985
                                                                             -------------
Net realized and unrealized loss on investment
  transactions
Net realized loss from:
  Investments. . . . . . . . . . . . . . . . . . . . . .    (4,681,454)
  Foreign currency related transactions. . . . . . . . .      (452,415)         (5,133,869)
                                                         -------------
Net unrealized depreciation during the period on:
  Investments. . . . . . . . . . . . . . . . . . . . . .       (28,985)
  Written options. . . . . . . . . . . . . . . . . . . .       (13,215)
  Foreign currency related transactions. . . . . . . . .       (34,988)            (77,188)
                                                         -------------       -------------
Net loss on investment transactions. . . . . . . . . . .                        (5,211,057)
                                                                             -------------
Net increase in net assets resulting from operations . .                     $  10,898,928
                                                                             -------------
                                                                             -------------


        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              --
                                                                              15

SCUDDER EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the Period
                                                                         December 31, 1993
                                                             Year        (commencement of
                                                             Ended        operations) to
                                                          October 31,       October 31,
INCREASE (DECREASE) IN NET ASSETS                            1995              1994
------------------------------------------------------------------------------------------
Operations:
Net investment income. . . . . . . . . . . . . . . .     $  16,109,985       $   4,571,406
Net realized loss on investment transactions . . . .        (5,133,869)         (2,784,125)
Net unrealized depreciation on investment
  transactions during the period . . . . . . . . . .           (77,188)         (1,473,161)
                                                         -------------       -------------
Net increase in net assets resulting
  from operations. . . . . . . . . . . . . . . . . .        10,898,928             314,120
                                                         -------------       -------------
Distributions to shareholders from
  net investment income ($1.11 and $.51
  per share, respectively) . . . . . . . . . . . . .       (14,649,724)         (3,742,297)
                                                         -------------       -------------
Fund share transactions:
Proceeds from shares sold. . . . . . . . . . . . . .       141,506,487         126,227,847
Net asset value of shares issued to
  shareholders in reinvestment of distributions. . .        12,247,689           3,183,825
Cost of shares redeemed. . . . . . . . . . . . . . .       (75,352,525)        (31,232,749)
                                                         -------------       -------------
Net increase in net assets from Fund share
  transactions . . . . . . . . . . . . . . . . . . .        78,401,651          98,178,923
                                                         -------------       -------------
Increase in net assets . . . . . . . . . . . . . . .        74,650,855          94,750,746
Net assets at beginning of period. . . . . . . . . .        94,751,946               1,200
                                                         -------------       -------------
Net assets at end of period (including
  undistributed net investment income of
  $613,098 and $743,590, respectively) . . . . . . .     $ 169,402,801       $  94,751,946
                                                         -------------       -------------
                                                         -------------       -------------
Other Information
Increase (decrease) in Fund shares
Shares outstanding at beginning of period. . . . . .         8,577,789                 100
                                                         -------------       -------------
Shares sold. . . . . . . . . . . . . . . . . . . . .        14,123,224          11,083,394
Shares issued to shareholders in
  reinvestment of distributions. . . . . . . . . . .         1,216,165             294,323
Shares redeemed. . . . . . . . . . . . . . . . . . .        (7,405,745)         (2,800,028)
                                                         -------------       -------------
Net increase in Fund shares. . . . . . . . . . . . .         7,933,644           8,577,689
                                                         -------------       -------------
Shares outstanding at end of period. . . . . . . . .        16,511,433           8,577,789
                                                         -------------       -------------
                                                         -------------       -------------




       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--
16


                                                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.


                                                                                  FOR THE PERIOD
                                                                       YEAR      DECEMBER 31, 1993
                                                                       ENDED       (COMMENCEMENT
                                                                    OCTOBER 31,  OF OPERATIONS) TO
                                                                       1995      OCTOBER 31, 1994
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period . . . . . . . . . . . . . .       $ 11.05        $ 12.00
                                                                       -------        -------
Income from investment operations:
  Net investment income (a). . . . . . . . . . . . . . . . . . .          1.14           0.60
  Net realized and unrealized loss on investments. . . . . . . .          (.82)         (1.04)
                                                                       -------        -------
Total from investment operations . . . . . . . . . . . . . . . .           .32           (.44)
                                                                       -------        -------
Less distributions from net investment income. . . . . . . . . .         (1.11)          (.51)
                                                                       -------        -------
Net asset value, end of period . . . . . . . . . . . . . . . . .       $ 10.26        $ 11.05
                                                                       -------        -------
                                                                       -------        -------
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . .          3.46          (3.54)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) . . . . . . . . . . . . .           169             95
Ratio of operating expenses, net to average daily net assets (%) (a)      1.50           1.50*
Ratio of net investment income to average daily net assets (%) .         12.83           9.17*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . .         302.2          180.6*
(a)Reflects a per share amount of management fee not imposed
   by the Adviser. . . . . . . . . . . . . . . . . . . . . . . .        $  .02         $  .05
  Operating expense ratio including management fee
   not imposed (%) . . . . . . . . . . . . . . . . . . . . . . .          1.68           2.23*

  * Annualized
* * Not annualized



                                                                                         --
                                                                                         17

SCUDDER EMERGING MARKETS INCOME FUND
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

A.   SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund (the "Fund") is a non-diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $105,458 (.06% of net assets) and have been noted in the investment portfolio as of October 31, 1995.

OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the year ended October 31, 1995, the Fund purchased put options and wrote call options on securities and currencies as a hedge against potential adverse price movements in the value of portfolio assets.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium


--
18

                                               NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------------
----

paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.


                                                                             --
                                                                             19

SCUDDER EMERGING MARKETS INCOME FUND
-------------------------------------------------------------------------------

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the accrual and payment dates on interest and foreign withholding taxes.

WHEN-ISSUED AND FORWARD DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later time.

At the time the Fund makes the commitment to purchase a security on a when-issued basis or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required.

At October 31, 1995, the Fund had a net tax basis capital loss carryforward of approximately $5,033,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($1,611,000), and October 31, 2003 ($3,422,000) the
respective expiration dates, whichever occurs first.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and,


--
20

                                               NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to foreign denominated investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a trade-date basis over a trade-date period.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All discounts are amortized/accreted for both tax and financial reporting purposes.

B.   PURCHASES AND SALES OF SECURITIES
-------------------------------------------------------------------------------

For the year ended October 31, 1995, purchases and sales (including maturities) of investment securities (excluding SSC investments) aggregated $420,326,658 and $329,623,762, respectively.

In addition, the Fund wrote and the holder exercised options during the period, principal amount U.S. $5,500,000 on Republic of Argentina Floating Rate Bonds, 3/31/05 (premium received $91,500) and wrote options during the period, principal amount U.S. $1,255,000 on March 1996 German Deutschemark (premium received $11,107).


                                                                             --
                                                                             21

SCUDDER EMERGING MARKETS INCOME FUND
-------------------------------------------------------------------------------

C.   RELATED PARTIES
-------------------------------------------------------------------------------
Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 1.00% of the Fund's average daily nets assets, computed and accrued daily and payable monthly. The Agreement also provides that if the Fund's expenses exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser agreed not to impose all or a portion of its management fee until February 29, 1996, and during such period to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. For the year ended October 31, 1995, the Adviser did not impose a portion of its fee amounting to $223,375, and the portion imposed amounted to $1,037,443.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged by SSC aggregated $260,181, of which $23,796 is unpaid at October 31, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees aggregated $54,889.

D.   INVESTING IN EMERGING MARKETS
-------------------------------------------------------------------------------
Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid and their prices more volatile than those of comparable securities in the United States.



--
22

                                           REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS OF SCUDDER GLOBAL FUND, INC. AND THE SHAREHOLDERS
OF SCUDDER EMERGING MARKETS INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Emerging Markets Income Fund, including the investment portfolio, as of October 31, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period December 31, 1993 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Emerging Markets Income Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period December 31, 1993 (commencement of operations) to October 31, 1994 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                 COOPERS & LYBRAND L.L.P.
December 8, 1995









                                                                             --
                                                                             23

SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

     A Special Meeting of Shareholders of Scudder Global Fund, Inc., consisting of Scudder Emerging Markets Income Fund, Scudder Global Fund, Scudder Global Small Company Fund, Scudder International Bond Fund and Scudder Short Term Global Income Fund was held on Wednesday, December 6, 1995, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue, New York, New York 10154. The two matters voted upon by Shareholders of Scudder Emerging Markets Income Fund and the resulting votes for each matter are presented below.


1.       The  election of eight  Directors to hold office until their  respective  successors  shall have been duly elected and qualified.


          Director:                                                   Number of Votes:
                                                     For                Withheld           Broker Non-Votes*
          Edmond D. Villani                       10,896,113             140,506                   0
          Nicholas Bratt                          10,897,114             139,505                   0
          Daniel Pierce                           10,894,862             141,757                   0
          Paul Bancroft III                       10,883,917             152,702                   0
          Sheryle J. Bolton                       10,851,231             185,388                   0
          Thomas J. Devine                        10,863,922             172,697                   0
          William H. Gleysteen, Jr.               10,868,907             167,712                   0
          William H. Luers                        10,856,319             180,299                   0

2.       Ratification  or rejection  of the action  taken by the Board of  Directors  in  selecting  Coopers &
         Lybrand L.L.P. as independent accountants for the fiscal year ending October 31, 1996.

                                                   Number of Votes:
               For                       Against                     Abstain                 Broker Non-Votes*
           10,800,265                    53,582                      182,772                         0

--------------------------------------------------------------------------------------------------------------
*   Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                                                          OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

Edmond D. Villani*
    Chairman of the Board and Director
Nicholas Bratt*
     President and Director
Paul Bancroft III
    Director; Venture Capitalist and Consultant
Sheryle J. Bolton
    Director; Consultant
Thomas J. Devine
    Director; Consultant
William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.
William H. Luers
    Director; President, The Metropolitan Museum of Art
Daniel Pierce*
    Director and Vice President
Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor,
      Columbia University Graduate School of Business
Adam Greshin*
    Vice President
Jerard K. Hartman*
    Vice President
Thomas W. Joseph*
    Vice President
Douglas M. Loudon*
    Vice President
Gerald J. Moran*
    Vice President
M. Isabel Saltzman*
    Vice President
Cornelia Small*
    Vice President
David S. Lee*
    Vice President and Assistant Treasurer
Thomas F. McDonough*
    Vice President and Secretary
Pamela A. McGrath*
    Vice President and Treasurer
Edward J. O'Connell*
    Vice President and Assistant Treasurer
Juris Padegs*
    Vice President and Assistant Secretary
Kathryn L. Quirk*
    Vice President and Assistant Secretary
Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES
--------------------------------------------------------------------------------

 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------
    For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free  prospectus.  Read it  carefully  before you invest or send money.  +A portion of the income from the tax-free funds may be subject to federal,  state, and local taxes.  *Not available in all states. +++A no-load  variable annuity  contract  provided by Charter  National Life Insurance  Company and its affiliate, offered by Scudder's insurance agencies,  1-800-225-2470.  #These funds, advised by Scudder, Stevens & Clark,
    Inc. are traded on various stock exchanges.  ++For information on Scudder Treasurers Trust,(TM) an institutional cash management  service that utilizes  certain  portfolios of Scudder Fund, Inc.  ($100,000  minimum),  call
    1-800-541-7703.

                                                          HOW TO CONTACT SCUDDER
--------------------------------------------------------------------------------

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your Scudder accounts;
                                         exchanges and redemptions; or information on any Scudder fund
                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105
 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder            For information on Scudder
                                         Treasurers Trust,(TM) an institutional   Institutional Funds,* funds
                                         cash management service for           designed to meet the broad
                                         corporations, non-profit              investment management and
                                         organizations and trusts that uses    service needs of banks and
                                         certain portfolios of Scudder Fund,   other institutions, call
                                         Inc.* ($100,000 minimum), call        1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

     Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors
--------------------------------------------------------------------------------

     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

                               SCUDDER GLOBAL FUND, INC.

                               PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
         a.       Financial Statements

                  Included in Part A of this Registration Statement:

                           For Scudder Global Fund:
                                    Financial Highlights for the period July 23, 1986
                                    (commencement of operations) to June 30, 1987 and
                                    for the eight fiscal years ended June 30, 1995.
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 24 to the Registration Statement.)

                           For Scudder International Bond Fund:
                                    Financial Highlights for the period July 6, 1988
                                    (commencement of operations) to June 30, 1989 and
                                    for the six fiscal years ended June 30, 1995.
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 24 to the Registration Statement.)

                           For Scudder Global Small Company Fund:
                                    Financial Highlights for the period September 10,
                                    1991 (commencement of operations) to October 31,
                                    1991 and for the four fiscal years ended
                                    October 31, 1995.

                           For the series designated as Scudder Global Bond Fund:
                                    Financial Highlights for the period March 1, 1991
                                    (commencement of operations) to October 31, 1991
                                    and for the four fiscal years ended
                                    October 31, 1995.

                           For Scudder Emerging Markets Income Fund:
                                    Financial Highlights for the period December 31,
                                    1993 (commencement of operations) to October 31,
                                    1994 and for the fiscal year ended October 31, 1995.

                  Included in Part B of this Registration Statement:

                           For Scudder Global Fund:
                                    Investment Portfolio as of June 30, 1995
                                    Statement of Assets and Liabilities as of June 30,
                                    1995
                                    Statement of Operations for the fiscal year ended
                                    June 30, 1995
                                    Statements of Changes in Net Assets for the two
                                    fiscal years ended June 30, 1995
                                    Financial Highlights for the period July 23, 1986
                                    (commencement of operations) to June 30, 1987 and
                                    for the eight fiscal years ended June 30, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 24 to the Registration Statement.)

                                Part C - Page 1

                           For Scudder International Bond Fund:
                                    Investment Portfolio as of June 30, 1995
                                    Statement of Assets and Liabilities as of June 30,
                                    1995
                                    Statement of Operations for the fiscal year ended
                                    June 30, 1995
                                    Statements of Changes in Net Assets for the two
                                    fiscal years ended June 30, 1995
                                    Financial Highlights for the period July 6, 1988
                                    (commencement of operations) to June 30, 1989 and
                                    for the six fiscal years ended June 30, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective
                                    Amendment No. 24 to the Registration Statement.)

                           For Scudder Global Small Company Fund:
                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October
                                    31, 1995
                                    Statement of Operations for the fiscal year ended
                                    October 31, 1995
                                    Statements of Changes in Net Assets for the two
                                    fiscal years ended October 31, 1995
                                    Financial Highlights for the period September 10,
                                    1991 (commencement of operations) to October 31,
                                    1991 and for the four fiscal years ended
                                    October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For the series designated as Scudder Global Bond Fund:
                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October
                                    31, 1995
                                    Statement of Operations for the fiscal year ended
                                    October 31, 1995
                                    Statements of Changes in Net Assets for the two
                                    fiscal years ended October 31, 1995
                                    Financial Highlights for the period March 1, 1991
                                    (commencement of operations) to October 31, 1991
                                    and for the four fiscal years ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For Scudder Emerging Markets Income Fund:
                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October
                                    31, 1995
                                    Statement of Operations for the fiscal year ended
                                    October 31, 1995
                                    Statement of Changes in Net Assets for the period
                                    December 31, 1993
                                    (commencement of operations) to October 31, 1994
                                    and for the fiscal
                                    year ended October 31, 1995
                                    Financial Highlights for the period December 31,
                                    1993
                                    (commencement of operations) to October 31, 1994
                                    and for the fiscal
                                    year ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                Part C - Page 2


                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Articles of Amendment and Restatement dated December 13, 1990.
                                              (Incorporated by reference to Exhibit 1(a) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (b)     Articles Supplementary dated February 14, 1991.
                                              (Incorporated by reference to Exhibit 1(b) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                                      (c)     Articles Supplementary dated July 11, 1991.
                                              (Incorporated by reference to Exhibit No. 1(c) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (d)     Articles Supplementary dated November 24, 1992.
                                              (Incorporated by reference to Exhibit 1(d) to Post-Effective
                                              Amendment No. 18 to the Registration Statement.)

                                      (e)     Articles Supplementary dated October 20, 1993.
                                              (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                              Amendment No. 19 to the Registration Statement.)

                                      (f)     Articles Supplementary dated December 14, 1995 is filed herein.

                             2.       (a)     By-Laws dated May 15, 1986.
                                              (Incorporated by reference to Exhibit 2 to original Registration
                                              Statement.)

                                      (b)     Amendment dated May 4, 1987 to the By-Laws.
                                              (Incorporated by reference to Exhibit 2(b) to Post-Effective
                                              Amendment No. 2 to the Registration Statement.)

                                      (c)     Amendment dated September 14, 1987 to the
                                              By-Laws.
                                              (Incorporated by reference to Exhibit 2(c) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (d)     Amendment dated July 27, 1988 to the By-Laws.
                                              (Incorporated by reference to Exhibit 2(d) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (e)     Amendment dated September 15, 1989 to the
                                              By-laws.
                                              (Incorporated by reference to Exhibit 2(e) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (f)     Amended and Restated By-Laws dated March 4,
                                              1991.
                                              (Incorporated by reference to Exhibit 2(f) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                Part C - Page 3

                                      (g)     Amendment dated September 20, 1991 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(g) to Post-Effective
                                              Amendment No. 15 to the Registration Statement.)

                                      (h)     Amendment dated December 12, 1991 to the By-Laws.
                                               (Incorporated by reference to Exhibit No. 2(h) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                             3.               Inapplicable.

                             4.       (a)     Specimen Share Certificate representing shares of capital stock of
                                              $.01 par value of Scudder Global Fund.
                                              (Incorporated by reference to Exhibit 4(a) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (b)     Specimen Share Certificate representing shares of capital stock of
                                              $.01 par value of Scudder International Bond Fund.
                                              (Incorporated by reference to Exhibit 4(b) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by reference to Exhibit 5(a) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 14, 1990.
                                              (Incorporated by reference to Exhibit 5(b) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Short Term Global Income Fund) and Scudder, Stevens & Clark,
                                              Inc. dated September 7, 1993.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 20 to the Registration Statement.)

                                      (d)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Small Company Fund) and Scudder, Stevens & Clark,
                                              Inc. dated September 3, 1991.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 15 to the Registration Statement.)

                                      (e)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Emerging Markets Income Fund) and Scudder, Stevens & Clark,
                                              Inc. dated December 29, 1993.
                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                              Registration Statement.)

                                      (f)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc.
                                              dated September 8, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                Part C - Page 4

                                      (g)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                                              September 6, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                             6.               Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc. dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective Amendment
                                              No. 1 to the Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)     Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 8(a) to Post-Effective
                                              Amendment No. 1 to the Registration Statement.)

                                      (b)     Fee schedule for Exhibit 8(a).
                                              (Incorporated by reference to Exhibit 8(b) to Post-Effective
                                              Amendment No. 4 to the Registration Statement.)

                                      (c)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              International Bond Fund) and Brown Brothers Harriman & Co. dated
                                              July 1, 1988.
                                              (Incorporated by reference to Exhibit 8(c) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (d)     Fee schedule for Exhibit 8(c).
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (e)     Amendment dated September 16, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July
                                              24, 1986.
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (f)     Amendment dated December 7, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July
                                              24, 1986.
                                              (Incorporated by reference to Exhibit 8(e) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (g)     Amendment dated November 30, 1990 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July
                                              24, 1986.
                                              (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                              Registration Statement.)

                                      (h)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Short Term Global Income Fund) and Brown Brothers Harriman & Co.
                                              dated February 28, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                              Registration Statement.)



                                Part C - Page 5

                                      (i)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Global Small Company Fund) and Brown Brothers Harriman & Co. dated
                                              August 30, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement.)

                                      (j)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Emerging Markets Income Fund) and Brown Brothers Harriman & Co.
                                              dated December 31, 1993.
                                              (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                              Registration Statement.)

                                      (k)     Amendment  (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers
                                              Harriman & Co. dated March 7, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(3)  Form of revised fee schedule dated October 1, 1995 for Exhibit
                                              9(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                      (b)(1)  COMPASS Service Agreement with Scudder Trust Company dated
                                              January 1, 1990.
                                              (Incorporated by reference to Exhibit 9(b)(1) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by reference to Exhibit 9(b)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (b)(3)  COMPASS Service Agreement between Scudder Trust Company and the
                                              Registrant dated October 1, 1995 is filed herein.

                                      (c)(1)  Shareholder Services Agreement with Charles Schwab & Co., Inc. dated
                                              June 1, 1990.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (c)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Global Fund and Scudder
                                              Global Small Company Fund) dated June 8, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)



                                Part C - Page 6

                                      (c)(3)  Administrative Services Agreement between McGladvey & Pullen, Inc.
                                              and the Registrant dated September 30, 1995, is filed herein.

                                      (d)(1)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation
                                              dated March 14, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                      (d)(2)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting
                                              Corporation dated August 3, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                              Registration Statement.)

                                      (d)(3)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting
                                              Corporation dated June 15, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                              Registration Statement.)

                                      (d)(4)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global
                                              Income Fund)) and Scudder Fund Accounting Corporation dated November
                                              29, 1995, is filed herein.

                                      (d)(5)  Form of Fund Accounting Services Agreement between the Registrant
                                              (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund
                                              Accounting Corporation dated February 1, 1996, is filed herein.

                             10.              Consent of Counsel is filed herein.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.      (a)     Letter of Investment Intent (on behalf of Scudder Global Fund)
                                              (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment
                                              No. 2 to the Registration Statement.)

                                      (b)     Letter of Investment Intent (on behalf of Scudder International Bond
                                              Fund)
                                              (Incorporated by reference to Exhibit 13(b) to Post-Effective
                                              Amendment No. 4 to the Registration Statement.)

                                      (c)     Letter of Investment Intent (on behalf of Scudder Short Term Global
                                              Income Fund)
                                              (Incorporated by reference to Exhibit 13(c) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)



                                Part C - Page 7

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income
                                              Fund, Inc. Post-Effective Amendment No. 43 to its Registration
                                              Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund,
                                              Inc. Post-Effective Amendment No. 43 to its Registration Statement
                                              on Form N-1A [File Nos. 2-13627 and 811-42].)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation.
                                              (Incorporated by reference to Exhibit 16 to Post-Effective Amendment
                                              No. 6 to the Registration Statement.)

                             17.              Financial Data Schedules for the series designated as Scudder Global
                                              Bond Fund, Scudder Global Small Company Fund and Scudder Emerging
                                              Markets Income Fund are filed herein.

                             18.              Inapplicable.

                                              Power of Attorney for Edmond D. Villani, Paul Bancroft, III,
                                              Nicholas Bratt, Thomas J. Devine, William H. Gleysteen, Jr., William
                                              H. Luers and Robert G. Stone, Jr.
                                              (Incorporated by reference to the Signature Page to Post-Effective
                                              Amendment No. 10 to the Registration Statement.)

                                              Power of Attorney for William E. Holzer.
                                              (Incorporated by reference to the Signature Page to Post-Effective
                                              Amendment No. 18 to the Registration Statement.)

                                              Power of Attorney for Daniel Pierce.
                                              (Incorporated by reference to the Signature Page to Post-Effective
                                              Amendment No. 19 to the Registration Statement.)

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None



                                Part C - Page 8

Item 26.          Number of Holders of Securities (as of January 31, 1996).
--------          ---------------------------------------------------------

                                         (1)                                             (2)

                                   Title of Class                              Number of Shareholders
                                   --------------                              ----------------------

                   Shares of capital stock
                   ($.01 par value)
                     Scudder Global Fund                                                89,838
                     Scudder International Bond Fund                                    33,492
                     Scudder Global Bond Fund                                           19,540
                     Scudder Global Small Company Fund                                  24,970
                     Scudder Emerging Markets Income Fund                               12,045

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens &
                  Clark, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages.  This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.  No amendment to these Articles of  Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940.  The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law.  Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein.  No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i)
require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule,


                                Part C - Page 9

regulation or order of the Securities and Exchange Commission under those Acts or (ii)
protect any director or officer of the Corporation against any liability to the
Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.
                  Such persons are not considered officers for the purpose of this Item
                  28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo



                                Part C - Page 10

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*


                                Part C - Page 11

                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth
                           Board of Governors & President, Investment Counsel Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**


                                Part C - Page 12

                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporationoo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England


                                Part C - Page 13

                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

                                Part C - Page 14

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Vice President and Director             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

                                Part C - Page 15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Vice President, Director,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and               None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Vice President and
         Two International Place           Treasurer and Director                  Assistant Treasurer
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   Vice President
         345 Park Avenue
         New York, NY  10154

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Juris Padegs                      Vice President and Director             Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                Director and Vice President
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President                          Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY  10154

                                Part C - Page 16

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Edmund J. Thimme                  Vice President and Director             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
              -----------------        ----------------    ----------------      ------------    -------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue,
                  New York, NY  10154.  Records relating to the duties of the
                  Registrant's custodian (on behalf of Scudder Global Fund) are maintained by State Street Bank and Trust Company, Heritage Drive,
                  North Quincy, Massachusetts.  Records relating to the duties of the
                  Registrant's custodian (on behalf of Scudder International Bond Fund,
                  Scudder Short Term Global Income Fund, Scudder Global Small Company
                  Fund and Scudder Emerging Markets Income Fund) are maintained by
                  Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  None.


                                Part C - Page 17

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of February, 1996.



                                         SCUDDER GLOBAL FUND, INC.

                                         By  /s/ Thomas F. McDonough
                                             -----------------------
                                             Thomas F. McDonough,
                                             Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Edmond D. Villani
--------------------------------------
Edmond D. Villani*                          Chairman of the Board and Director           February 26, 1996


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Director                                     February 26, 1996


/s/Nicholas Bratt
--------------------------------------
Nicholas Bratt*                             President, Scudder Global Bond Fund,         February 26, 1996
                                            Scudder International Bond Fund,
                                            Scudder Global Small Company Fund and
                                            Scudder Emerging Markets Income Fund
                                            (Principal Executive Officer of these
                                            Series) and Director


/s/William E. Holzer
--------------------------------------
William E. Holzer*                          President, Scudder Global Fund               February 26, 1996
                                            (Principal Executive Officer of this
                                            Series)


/s/Paul Bancroft, III
--------------------------------------
Paul Bancroft, III*                         Director                                     February 26, 1996


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Director                                     February 26, 1996




SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/William H. Gleysteen, Jr.
--------------------------------------
William H. Gleysteen, Jr.*                  Director                                     February 26, 1996


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     February 26, 1996


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Director and Vice President                  February 26, 1996


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 February 26, 1996
                                            (Principal Financial and Accounting
                                            Officer)




*By:     /s/ Thomas F. McDonough
         -----------------------
         Thomas F. McDonough,
         Attorney-in-fact pursuant to
         powers of attorney included with
         the signature pages of
         Post-Effective Amendment No. 10 to
         the Registration Statement filed
         July 1, 1991, Post-Effective
         Amendment No. 18 to the
         Registration Statement filed
         September 2, 1993, Post-Effective
         Amendment No. 19 to the
         Registration Statement filed
         November 1, 1993 and filed herein
         as part of this Signature Page.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of February, 1996.

                                         SCUDDER GLOBAL FUND, INC.


                                         By  /s/Thomas F. McDonough
                                             -----------------------
                                             Thomas F. McDonough,
                                             Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a director or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton                           Director                                     February 26, 1996

                                                               File No.  33-5724

                                                               File No. 811-4670


                           SECURITIES AND EXCHANGE COMMISSION

                                 WASHINGTON, D.C. 20549


                                        EXHIBITS

                                           TO

                                       FORM N-1A


                            POST-EFFECTIVE AMENDMENT NO. 26
                               TO REGISTRATION STATEMENT

                                         UNDER

                               THE SECURITIES ACT OF 1933

                                          AND

                                    AMENDMENT NO. 29
                               TO REGISTRATION STATEMENT

                                         UNDER

                           THE INVESTMENT COMPANY ACT OF 1940



                               SCUDDER GLOBAL FUND, INC.

                               SCUDDER GLOBAL FUND, INC.

                                     Exhibit Index

                                      Exhibit 1(f)

                                    Exhibit 9(b)(3)

                                    Exhibit 9(c)(3)

                                    Exhibit 9(d)(4)

                                    Exhibit 9(d)(5)

                                       Exhibit 10

                                       Exhibit 11

                                       Exhibit 17